United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-5950

(Investment Company Act File Number)

Federated Hermes Money Market Obligations Trust

_______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, Pennsylvania 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 05/31/20

Date of Reporting Period: 05/31/20

Item 1.	Reports to Stockholders

Annual Shareholder Report
May 31, 2020
Share Class | Ticker	Automated | MOTXX	Investment | MOIXX	Wealth | MOFXX
	Service | MOSXX	Cash II | MODXX	Cash Series | MFSXX
Capital | MFCXX

Federated Municipal Obligations Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Municipal Obligations Fund)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.9%
Municipal Notes	24.8%
Commercial Paper	7.1%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At May 31, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.3%
8 to 30 Days	3.3%
31 to 90 Days	18.8%
91 to 180 Days	7.5%
181 Days or more	8.9%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report

Portfolio of Investments
May 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.8%
		Alabama—2.2%
$3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 0.260%, 6/4/2020	$3,470,000
1,120,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 6/4/2020	1,120,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 0.280%, 6/3/2020	15,000,000
11,610,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 0.240%, 6/4/2020	11,610,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 0.240%, 6/4/2020	10,000,000
25,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.260%, 6/3/2020	25,000,000
9,900,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (GTD by Nucor Corp.), 0.450%, 6/3/2020	9,900,000
		TOTAL	76,100,000
		Arizona—0.4%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.320%, 6/4/2020	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.220%, 6/4/2020	6,750,000
		TOTAL	12,360,000
		Arkansas—0.3%
1,800,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 0.420%, 6/3/2020	1,800,000
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 6/3/2020	3,830,000
4,600,000		Lowell, AR IDRB (Little Rock Newspapers, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 6/3/2020	4,600,000
		TOTAL	10,230,000
		California—6.0%
24,595,000		Agency Enhanced Affordable Housing Trust 2019-BAML006 Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.340%, 6/4/2020	24,595,000
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 0.240%, 6/4/2020	4,910,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,500,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.180%, 6/4/2020	$5,500,000
20,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 6/4/2020	20,000,000
2,050,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 0.320%, 6/4/2020	2,050,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 0.240%, 6/4/2020	2,000,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.240%, 6/4/2020	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.260%, 6/3/2020	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 6/4/2020	2,940,000
5,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0940) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.140%, 6/4/2020	5,000,000
35,290,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.500%, Mandatory Tender 10/14/2020	35,290,000
9,995,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.250%, Mandatory Tender 9/10/2020	9,995,000
6,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.500%, Mandatory Tender 10/15/2020	6,000,000
33,950,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 0.420%, 6/3/2020	33,950,000
2,000,000		Metropolitan Water District of Southern California, (Series 2017 D) SIFMA Index Mode TOBs, 0.080%, Mandatory Tender 6/21/2021	2,000,000
14,000,000		Metropolitan Water District of Southern California, SIFMA Index Mode (Series 2017 C) TOBs, 0.390%, Mandatory Tender 6/21/2021	14,000,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.260%, 6/4/2020	5,500,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.260%, 6/4/2020	$2,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.140%, 6/4/2020	2,675,000
		TOTAL	211,405,000
		Colorado—0.5%
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 0.240%, 6/4/2020	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.350%, 6/4/2020	4,615,000
1,460,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.310%, 6/4/2020	1,460,000
1,565,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.400%, 6/4/2020	1,565,000
3,000,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.390%, Optional Tender 6/1/2020	3,000,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	1,835,000
		TOTAL	17,960,000
		Connecticut—0.9%
2,335,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.190%, 6/4/2020	2,335,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 0.230%, 6/4/2020	5,000,000
8,000,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.320%, Optional Tender 10/1/2020	8,000,000
10,890,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	10,890,000
2,600,000		Manchester, CT BANs, 2.000%, 2/18/2021	2,595,339
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Connecticut—continued
$3,975,000		Southington, CT BANs, 2.500%, 1/27/2021	$3,991,678
		TOTAL	32,812,017
		Florida—5.1%
3,600,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 0.210%, 6/1/2020	3,600,000
18,400,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Daily VRDNs, 0.230%, 6/1/2020	18,400,000
4,000,000		Broward County, FL Port Facilities, RBC Muni Products (Series G-115) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.390%, Optional Tender 9/1/2020	4,000,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.390%, Optional Tender 10/1/2020	5,000,000
5,000,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 9/1/2020	5,000,000
11,200,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 6/3/2020	11,200,000
30,750,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 6/4/2020	30,750,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.240%, 6/4/2020	25,000,000
34,745,000		Orange County, FL School Board, Stage Trust 3a-7 (Series 2020-001) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.290%, 6/4/2020	34,745,000
31,300,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 0.210%, 6/1/2020	31,300,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.100%, Mandatory Tender 7/23/2020	10,000,000
		TOTAL	178,995,000
		Georgia—6.1%
25,540,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.210%, 6/1/2020	25,540,000
38,815,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.240%, 6/1/2020	38,815,000
1,000,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 0.260%, 6/4/2020	1,000,000
27,585,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 0.260%, Optional Tender 6/1/2020	27,585,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$34,030,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 0.210%, 6/1/2020	$34,030,000
11,115,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.210%, 6/1/2020	11,115,000
7,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.200%, 6/3/2020	7,500,000
69,800,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.400%, 6/3/2020	69,800,000
		TOTAL	215,385,000
		Hawaii—0.2%
7,310,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 0.590%, 6/4/2020	7,310,000
		Idaho—0.1%
3,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 0.700%, Mandatory Tender 8/3/2020	3,000,000
		Illinois—0.6%
4,160,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	4,160,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.310%, 6/4/2020	1,000,000
6,065,000		Illinois Finance Authority (McKinley Foundation), (Series 2007A) Weekly VRDNs, (KeyBank, N.A. LOC), 0.280%, 6/4/2020	6,065,000
6,075,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 0.240%, 6/4/2020	6,075,000
4,800,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 0.250%, 6/4/2020	4,800,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.210%, 6/4/2020	235,000
		TOTAL	22,335,000
		Indiana—1.8%
12,835,000		Bartholomew Consolidated School Corp., IN TANs, 4.000%, 12/31/2020	13,015,179
4,850,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 0.260%, 6/4/2020	4,850,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$39,450,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003A) Weekly VRDNs, 0.450%, 6/3/2020	$39,450,000
600,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.290%, 6/4/2020	600,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	5,000,000
		TOTAL	62,915,179
		Iowa—0.3%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	5,300,000
4,715,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	4,715,000
		TOTAL	10,015,000
		Kansas—0.6%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 0.370%, 6/3/2020	5,000,000
16,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 0.370%, 6/3/2020	16,000,000
		TOTAL	21,000,000
		Kentucky—1.4%
1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/5/2020	1,785,000
6,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Mandatory Tender 11/2/2020	6,500,000
33,500,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc. Project), (1999 Series A) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.220%, 6/1/2020	33,500,000
6,100,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc. Project), Revenue Bonds (Series C) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.240%, 6/1/2020	6,100,000
		TOTAL	47,885,000
		Louisiana—4.2%
15,600,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.350%, 6/3/2020	15,600,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.350%, 6/3/2020	7,000,000
14,000,000		Ascension Parish, LA (BASF Corp.), (Series 1998) Weekly VRDNs, 1.350%, 6/3/2020	14,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 0.240%, 6/3/2020	$14,200,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.260%, 6/4/2020	4,630,000
1,200,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 0.290%, 6/4/2020	1,200,000
21,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	21,260,000
49,640,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.400%, 6/3/2020	49,640,000
19,700,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.370%, 6/3/2020	19,700,000
		TOTAL	147,230,000
		Maine—0.6%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.320%, 6/3/2020	22,260,000
		Maryland—0.4%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 7/1/2020	5,000,000
8,000,000		Maryland State, (State and Local Facilities Loan of 2017, Series C), 5.000%, 8/1/2020	8,040,413
		TOTAL	13,040,413
		Massachusetts—2.6%
46,540,000		Agency Enhanced Affordable Housing Trust 2019-BAML0010, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.240%, 6/4/2020	46,540,000
800,000		Athol-Royalston, MA Regional School District BANs, 2.500%, 7/30/2020	801,554
5,043,000		Holbrook, MA BANs, 1.750%, 3/17/2021	5,079,416
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 0.450%, Mandatory Tender 7/6/2020	10,000,000
3,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 0.550%, Mandatory Tender 6/29/2020	3,300,000
22,543,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.350%, Mandatory Tender 7/13/2020	22,543,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$1,605,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.400%, Mandatory Tender 7/6/2020	$1,605,000
		TOTAL	89,868,970
		Michigan—0.6%
6,000,000		BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.210%, 6/4/2020	6,000,000
5,800,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 6/4/2020	5,800,000
2,100,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs, (Comerica Bank LOC), 0.460%, 6/4/2020	2,100,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 6/4/2020	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 0.240%, 6/4/2020	5,250,000
		TOTAL	20,950,000
		Minnesota—0.2%
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.310%, 6/4/2020	1,000,000
1,965,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.270%, 6/5/2020	1,965,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 0.370%, 6/5/2020	975,000
1,720,000		St. Paul, MN Port Authority (National Checking Co.), IDRB’s (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.370%, 6/4/2020	1,720,000
		TOTAL	5,660,000
		Mississippi—0.6%
20,100,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.240%, 6/4/2020	20,100,000
		Multi-State—20.4%
111,995,000		Agency Enhanced Affordable Housing Trust 2012-60, (Series 2012-60) TOBs, (GTD by FHLMC), 1.370%, Mandatory Tender 2/23/2021	112,102,952
63,648,000		Agency Enhanced Affordable Housing Trust 2019-BAML0008, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.340%, 6/4/2020	63,648,000
15,000,000		Blackrock MuniYield Investment Fund, (594 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.250%, 6/4/2020	15,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.210%, 6/4/2020	$52,000,000
173,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 6/1/2020	173,500,000
25,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.190%, 6/4/2020	25,000,000
37,000,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.320%, 6/4/2020	37,000,000
89,000,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (MFP-5033) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 6/1/2020	89,000,000
40,800,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 6/4/2020	40,800,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 6/4/2020	45,000,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 6/4/2020	62,000,000
		TOTAL	715,050,952
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 0.450%, 6/3/2020	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 0.450%, 6/3/2020	1,875,000
		TOTAL	9,375,000
		Nevada—0.0%
1,635,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 6/4/2020	1,635,000
		New Hampshire—5.6%
60,000,000		National Finance Authority, NH (Emerald Renewable Diesel LLC), (Series 2019) TOBs, (GTD by United States Treasury), 2.000%, Mandatory Tender 8/31/2020	60,066,886
17,390,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 0.400%, Mandatory Tender 7/13/2020	17,390,000
51,700,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 0.440%, Mandatory Tender 7/9/2020	51,700,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 0.450%, Mandatory Tender 7/6/2020	16,260,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Hampshire—continued
$35,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 0.550%, Mandatory Tender 6/29/2020	$35,000,000
14,500,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.300%, Mandatory Tender 6/25/2020	14,500,000
		TOTAL	194,916,886
		New Jersey—10.1%
6,683,145		Absecon, NJ BANs, 2.000%, 7/31/2020	6,688,426
4,230,759		Allendale, NJ BANs, 2.500%, 4/23/2021	4,258,609
2,200,000		Atlantic Highlands, NJ BANs, 1.500%, 3/3/2021	2,205,734
1,114,865		Avon By The Sea, NJ BANs, 1.500%, 2/24/2021	1,116,961
4,438,250		Bordentown (township), NJ, (2019 Series A) BANs, 2.000%, 10/2/2020	4,446,925
9,750,000		Carlstadt, NJ BANs, 2.000%, 7/24/2020	9,756,942
8,680,000		Chester Township, NJ BANs, 2.000%, 10/9/2020	8,697,003
2,487,994		Demarest, NJ BANs, 2.250%, 6/26/2020	2,489,081
1,513,051		East Greenwich Township, NJ BANs, 2.000%, 12/10/2020	1,518,377
2,566,360		Eastampton Township, NJ BANs, 1.500%, 7/30/2020	2,567,601
1,545,161		Franklin Township, Warren County, NJ BANs, 1.500%, 2/2/2021	1,547,410
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 6/4/2020	20,940,000
5,545,000		Guttenberg, NJ BANs, 1.750%, 10/23/2020	5,552,525
9,264,000		Highland Park, NJ BANs, 2.500%, 4/8/2021	9,306,583
6,552,232		Highlands, NJ, (Series 2019A) BANs, 1.750%, 10/2/2020	6,557,642
2,190,000		Hillsdale Borough, NJ BANs, 1.500%, 12/4/2020	2,192,193
2,250,000		Lyndhurst Township, NJ BANs, 1.250%, 3/12/2021	2,254,324
4,060,000		Lyndhurst Township, NJ BANs, 1.500%, 2/5/2021	4,070,082
8,500,000		Lyndhurst Township, NJ BANs, 2.000%, 5/6/2021	8,531,032
2,999,875		Manalapan Township, NJ, (Series 2019A) BANs, 2.000%, 11/10/2020	3,009,032
13,963,000		Marlboro Township, NJ BANs, 1.750%, 5/14/2021	14,054,859
7,620,040		Matawan Borough, NJ BANs, 2.000%, 6/4/2020	7,620,206
2,428,000		Milltown, NJ, (Series 2019A) BANs, 1.500%, 12/17/2020	2,430,205
2,300,000		Montvale, NJ BANs, 1.500%, 8/21/2020	2,300,799
4,350,000		Montville Township, NJ BANs, 2.000%, 10/1/2020	4,358,569
2,552,500		Neptune Township, NJ BANs, 1.500%, 8/27/2020	2,553,157
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$7,225,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 0.440%, 6/4/2020	$7,225,000
3,205,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 0.460%, 6/4/2020	3,205,000
4,390,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 0.370%, 6/3/2020	4,390,000
11,255,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 0.440%, 6/4/2020	11,255,000
2,445,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs, (TD Bank, N.A. LOC), 0.240%, 6/5/2020	2,445,000
1,405,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.390%, 6/4/2020	1,405,000
2,935,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 2009) Weekly VRDNs, (Valley National Bank LOC), 0.250%, 6/4/2020	2,935,000
4,595,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 0.300%, 6/4/2020	4,595,000
15,865,000		New Jersey State Economic Development Authority (Jewish Community Housing Corporation of Metropolitan New Jersey), (Series 2010) Weekly VRDNs, (Valley National Bank LOC), 0.260%, 6/4/2020	15,865,000
2,150,000		Newton, NJ BANs, 2.000%, 7/23/2020	2,151,504
4,615,500		Palmyra Borough, NJ, (2019 Series A) BANs, 1.500%, 12/15/2020	4,620,158
1,686,600		Paulsboro, NJ BANs, 1.500%, 1/28/2021	1,689,340
2,708,550		Pine Beach, NJ BANs, 1.750%, 10/30/2020	2,711,306
3,241,000		Pitman, NJ, (2019 Series A) BANs, 1.500%, 12/17/2020	3,244,304
12,776,500		Ramsey, NJ BANs, 1.250%, 6/4/2021	12,839,616
5,850,000		Ramsey, NJ BANs, 1.750%, 6/5/2020	5,850,209
7,641,300		Ramsey, NJ BANs, 2.000%, 1/8/2021	7,676,837
4,373,000		Ramsey, NJ BANs, 2.125%, 6/5/2020	4,373,176
3,045,000		Ridgefield, NJ BANs, 1.500%, 7/28/2020	3,046,563
6,000,000		Riverdale Borough, NJ BANs, 1.500%, 9/11/2020	6,003,294
1,563,000		Rochelle Park Township, NJ BANs, 2.000%, 11/13/2020	1,567,862
9,040,885		Rockaway Borough, NJ BANs, 1.500%, 9/11/2020	9,044,852
3,680,450		Roxbury Township, NJ BANs, 1.750%, 3/5/2021	3,702,576
6,396,440		Sea Bright, NJ BANs, 1.500%, 12/3/2020	6,401,530
4,433,415		Sea Girt, NJ BANs, 1.750%, 10/22/2020	4,439,391
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$3,647,500		South Hackensack, NJ BANs, 1.500%, 12/18/2020	$3,651,417
4,984,075		South Plainfield, NJ BANs, 1.500%, 8/21/2020	4,985,812
11,785,000		Stafford Township, NJ, (Series A) BANs, 2.500%, 4/28/2021	11,858,421
2,206,590		Stillwater Township, NJ BANs, 1.750%, 9/18/2020	2,208,659
1,791,000		Tuckerton, NJ BANs, 1.750%, 10/30/2020	1,793,254
3,327,177		Union Beach, NJ BANs, 2.000%, 11/2/2020	3,336,286
5,400,000		Vineland, NJ BANs, 3.000%, 11/12/2020	5,440,749
5,470,769		Wantage Township, NJ BANs, 1.750%, 10/29/2020	5,478,504
4,110,000		Washington Township (Morris County), NJ BANs, 1.500%, 8/27/2020	4,111,348
3,857,000		Watchung Hills, NJ Regional School District BANs, 1.500%, 12/2/2020	3,860,811
2,080,000		West Orange Township, NJ BANs, 1.500%, 12/18/2020	2,082,131
9,107,500		West Orange Township, NJ BANs, 1.500%, 8/7/2020	9,109,138
2,777,775		Westwood, NJ BANs, 1.500%, 12/18/2020	2,780,614
4,070,000		Woodbury, NJ, (2019 Series A) BANs, 1.500%, 12/4/2020	4,073,464
7,440,000		Woodland Park, NJ BANs, 1.250%, 5/28/2021	7,483,829
3,300,000		Woolwich, NJ BANs, 2.750%, 6/5/2020	3,300,387
3,498,990		Wyckoff Township, NJ BANs, 1.650%, 7/21/2020	3,499,225
		TOTAL	352,760,844
		New York—5.3%
2,272,174		Alden Village, NY BANs, 1.500%, 9/10/2020	2,272,975
29,333,476		Auburn, NY BANs, 1.750%, 8/19/2020	29,355,320
2,810,000		Ballston Spa, NY CSD BANs, 2.000%, 9/18/2020	2,815,782
5,225,000		Brushton-Moira, NY CSD, (2019 Series B) BANs, 2.000%, 7/2/2020	5,228,073
3,787,152		Canajoharie, NY CSD BANs, 2.000%, 7/8/2020	3,788,657
6,132,896		Clyde-Savannah CSD, NY, (2019 Series B) BANs, 1.500%, 7/10/2020	6,133,929
13,000,000		Falconer, NY CSD BANs, 1.500%, 6/10/2021	13,128,960
30,660,000		Gloversville, NY City School District BANs, 1.750%, 10/16/2020	30,699,587
7,000,000		Hauppauge, NY Union Free School District TANs, 1.750%, 6/26/2020	7,005,170
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 0.230%, 6/4/2020	5,590,000
9,700,000		Jericho, NY Union Free School District TANs, 1.750%, 6/19/2020	9,701,510
1,726,580		Johnsburg, NY CSD BANs, 2.000%, 7/10/2020	1,727,303
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$3,900,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 0.250%, 6/4/2020	$3,900,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 0.190%, 6/3/2020	24,880,000
10,000,000		New York Transportation Development Corporation (LaGuardia Gateway Partners, LLC), Tender Option Bond Trust Receipts (Series 2016-XM0403) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.640%, 6/4/2020	10,000,000
21,644,092		Sherrill, NY City School District BANs, 2.000%, 6/26/2020	21,652,827
5,000,000		South Lewis, NY CSD BANs, 1.750%, 7/31/2020	5,006,529
3,620,000		Southern Cayuga, NY CSD, (2019 Series A) BANs, 2.000%, 6/19/2020	3,620,787
		TOTAL	186,507,409
		North Carolina—1.0%
10,285,000		Hamilton Township, NJ, (Series B) BANs, 1.750%, 2/17/2021	10,331,952
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 0.420%, 6/3/2020	25,100,000
1,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 0.420%, 6/3/2020	1,200,000
		TOTAL	36,631,952
		Ohio—1.8%
6,567,000		Fairborn, OH, (Series A) BANs, 2.000%, 9/3/2020	6,585,335
6,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 0.700%, Mandatory Tender 8/3/2020	6,000,000
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	30,470,000
8,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	8,100,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	7,000,000
4,600,000		West Carrollton, OH City School District BANs, 2.125%, 6/25/2020	4,602,376
		TOTAL	62,757,711
		Oregon—0.6%
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 0.240%, 6/4/2020	10,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—continued
$10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 0.240%, 6/4/2020	$10,000,000
		TOTAL	20,000,000
		Pennsylvania—1.2%
7,800,000		Beaver County, PA IDA (BASF Corp.), (Series 1997) Weekly VRDNs, (GTD by BASF SE), 1.350%, 6/3/2020	7,800,000
5,500,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.240%, 6/4/2020	5,500,000
6,320,000		Lehigh County, PA General Purpose Authority (St. Luke’s University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	6,320,000
14,500,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.250%, 6/4/2020	14,500,000
5,825,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 6/1/2020	5,825,000
1,070,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	1,070,000
		TOTAL	41,015,000
		South Carolina—0.9%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 0.450%, 6/3/2020	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 0.450%, 6/3/2020	10,100,000
		TOTAL	31,600,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 0.240%, 6/4/2020	3,000,000
		Tennessee—0.7%
25,320,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 0.450%, 6/3/2020	25,320,000
		Texas—14.0%
5,000,000		Alamo, TX CCD, RBC Muni Products (Series G-111) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 11/2/2020	5,000,000
9,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.350%, 6/3/2020	9,000,000
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.350%, 6/3/2020	$15,800,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 2001) Weekly VRDNs, (GTD by BASF SE), 1.440%, 6/3/2020	25,000,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 2002) Weekly VRDNs, (GTD by BASF SE), 1.440%, 6/3/2020	25,000,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 6/4/2020	2,100,000
15,000,000		Dallas, TX, (Series A), CP, 0.350%, Mandatory Tender 7/28/2020	15,000,000
28,120,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 2019-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	28,120,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 0.450%, 6/3/2020	4,000,000
75,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.430%, 6/3/2020	75,600,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 0.400%, 6/3/2020	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 0.400%, 6/3/2020	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 0.400%, 6/3/2020	42,000,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 0.400%, 6/3/2020	35,000,000
1,100,000		Port of Port Arthur Navigation District of Jefferson County, TX (BASF Corp.), (Series 1998) Weekly VRDNs, (GTD by BASF SE), 1.350%, 6/3/2020	1,100,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 0.300%, 6/3/2020	25,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.260%, 6/4/2020	15,000,000
119,835,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	120,611,837
22,250,000		Texas State, Veterans’ Housing Assistance Program, Fund II (Series 2001C-2) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 0.200%, 6/3/2020	22,250,000
		TOTAL	491,281,837
Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Utah—2.6%
$89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.310%, 6/4/2020	$89,675,000
695,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Trust Bank LOC), 0.290%, 6/4/2020	695,000
		TOTAL	90,370,000
		Virginia—0.2%
1,250,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.240%, 6/3/2020	1,250,000
1,000,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs, (FHLMC LOC), 0.220%, 6/4/2020	1,000,000
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.210%, 6/4/2020	3,100,000
		TOTAL	5,350,000
		Washington—0.1%
1,950,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.340%, 6/4/2020	1,950,000
1,890,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.240%, 6/4/2020	1,890,000
		TOTAL	3,840,000
		Wisconsin—0.1%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.310%, 6/4/2020	1,000,000
985,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.450%, 6/4/2020	985,000
3,185,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 0.360%, 6/4/2020	3,185,000
		TOTAL	5,170,000
		Wyoming—0.1%
3,900,000		Sweetwater County, WY PCRB (Pacificorp), (Series A) Weekly VRDNs, 0.200%, 6/3/2020	3,900,000
		TOTAL INVESTMENT IN SECURITIES—100.8% (AT AMORTIZED COST)[2]	3,529,299,170
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(28,554,154)
		TOTAL NET ASSETS—100%	$3,500,745,016
Annual Shareholder Report

Securities that are subject to the federal alternative minimum tax (AMT) represent 59.8% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of May 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report

The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDP(s)	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Automated Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[4]
			2018[2]	2017[3]	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.010[5]	0.007	0.002	0.000[6]	0.000[6]
Net realized gain	0.000[6]	0.000[6]	0.000[6]	0.001	0.000[6]	0.000[6]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.010	0.007	0.003	0.000[6]	0.000[6]
Less Distributions:
Distributions from net investment income	(0.009)	(0.010)	(0.007)	(0.002)	(0.000)[6]	(0.000)[6]
Distributions from net realized gain	(0.000)[6]	(0.000)[6]	(0.000)[6]	(0.001)	(0.000)[6]	—
TOTAL DISTRIBUTIONS	(0.009)	(0.010)	(0.007)	(0.003)	(0.000)[6]	(0.000)[6]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[7]	0.91%	0.99%	0.77%	0.29%	0.06%	0.00%[8]
Ratios to Average Net Assets:
Net expenses[9]	0.56%	0.56%[10]	0.55%	0.61%	0.28%[11]	0.15%[10]
Net investment income	0.90%	1.20%[10]	0.81%	0.23%	0.01%	0.01%[10]
Expense waiver/reimbursement[12]	0.09%	0.09%[10]	0.10%	0.11%	0.53%	0.66%[10]
Supplemental Data:
Net assets, end of period (000 omitted)	$818,565	$636,808	$48,952	$0[13]	$0[13]	$0[13]
Annual Shareholder Report

1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
3	Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized/unrealized gain/loss amounts. Such differences are immaterial.
4	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
5	Per share numbers have been calculated using the average shares method.
6	Represents less than $0.001.
7	Based on net asset value. Total returns for periods of less than one year are not annualized.
8	Represents less than 0.01%.
9	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
10	Computed on an annualized basis.
11	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.28% after taking into account this expense reduction.
12	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
13	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Investment Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
			2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.007	0.008[3]	0.005	0.001	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.007	0.008	0.005	0.002	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.007)	(0.008)	(0.005)	(0.001)	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.007)	(0.008)	(0.005)	(0.002)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.71%	0.79%	0.54%	0.17%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses[7]	0.78%	0.78%[8]	0.78%	0.76%	0.53%[9]	0.15%[8]
Net investment income	0.77%	0.95%[8]	0.46%	0.11%	0.01%	0.01%[8]
Expense waiver/reimbursement[10]	0.12%	0.12%[8]	0.13%	0.16%	0.38%	0.76%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$11,112	$44,873	$40,219	$68,690	$56,319	$0[11]
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8	Computed on an annualized basis.
9	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.53% after taking into account this expense reduction.
10	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
11	Represents less than $1,000.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.013[2]	0.011	0.001	0.001	0.000[3]
Net realized gain	0.001	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.013	0.011	0.002	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.013)	(0.013)	(0.011)	(0.001)	(0.001)	(0.000)[3]
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.013)	(0.013)	(0.011)	(0.002)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.27%	1.27%	1.12%	0.72%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.21%	0.21%[6]	0.21%	0.21%	0.17%[7]	0.14%
Net investment income	1.24%	1.52%[6]	1.10%	0.64%	0.11%	0.01%
Expense waiver/reimbursement[8]	0.09%	0.09%[6]	0.10%	0.11%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,510,434	$1,713,390	$1,163,568	$667,169	$1,003,993	$1,037,940
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.010	0.011[2]	0.008	0.004	0.000[3]	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.010	0.011	0.008	0.005	0.000[3]	0.000[3]
Less Distributions:
Distributions from net investment income	(0.010)	(0.011)	(0.008)	(0.004)	(0.000)[3]	(0.000)[3]
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.010)	(0.011)	(0.008)	(0.005)	(0.000)[3]	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.01%	1.06%	0.87%	0.47%	0.08%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.46%	0.46%[6]	0.46%	0.46%	0.25%[7]	0.14%
Net investment income	0.98%	1.26%[6]	0.84%	0.39%	0.03%	0.01%
Expense waiver/reimbursement[8]	0.09%	0.09%[6]	0.10%	0.11%	0.31%	0.40%
Supplemental Data:
Net assets, end of period (000 omitted)	$515,994	$410,580	$449,099	$369,709	$584,893	$726,226
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.25% after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash II Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
			2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.006	0.007[3]	0.004	0.000[4]	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.006	0.007	0.004	0.001	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.006)	(0.007)	(0.004)	(0.000)[4]	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.006)	(0.007)	(0.004)	(0.001)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.60%	0.69%	0.43%	0.11%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses[7]	0.88%	0.91%[8]	0.90%	0.82%	0.33%[9]	0.15%[8]
Net investment income	0.60%	0.83%[8]	0.35%	0.04%	0.01%	0.01%[8]
Expense waiver/reimbursement[10]	0.11%	0.09%[8]	0.10%	0.19%	0.68%	0.86%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$44,704	$50,506	$49,804	$88,884	$118,980	$15,750
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8	Computed on an annualized basis.
9	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.33% after taking into account this expense reduction.
10	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Cash Series Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,			Period Ended 7/31/2015[2]
			2018	2017	2016
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.005	0.006[3]	0.003	0.000[4]	0.000[4]	0.000[4]
Net realized gain	0.000[4]	0.000[4]	0.000[4]	0.001	0.000[4]	0.000[4]
TOTAL FROM INVESTMENT OPERATIONS	0.005	0.006	0.003	0.001	0.000[4]	0.000[4]
Less Distributions:
Distributions from net investment income	(0.005)	(0.006)	(0.003)	(0.000)[4]	(0.000)[4]	(0.000)[4]
Distributions from net realized gain	(0.000)[4]	(0.000)[4]	(0.000)[4]	(0.001)	(0.000)[4]	—
TOTAL DISTRIBUTIONS	(0.005)	(0.006)	(0.003)	(0.001)	(0.000)[4]	(0.000)[4]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[5]	0.49%	0.59%	0.31%	0.07%	0.06%	0.00%[6]
Ratios to Average Net Assets:
Net expenses[7]	0.99%	1.02%[8]	1.02%	0.83%	0.30%[9]	0.15%[8]
Net investment income	0.49%	0.71%[8]	0.30%	0.01%	0.01%	0.01%[8]
Expense waiver/reimbursement[10]	0.27%	0.24%[8]	0.24%	0.45%	0.96%	1.11%[8]
Supplemental Data:
Net assets, end of period (000 omitted)	$240,445	$281,674	$328,142	$118,975	$210,967	$94,515
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Reflects operations for the period from June 2, 2015 (date of initial investment) to July 31, 2015.
3	Per share numbers have been calculated using the average shares method.
4	Represents less than $0.001.
5	Based on net asset value. Total returns for periods of less than one year are not annualized.
6	Represents less than 0.01%.
7	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
8	Computed on an annualized basis.
9	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.30% after taking into account this expense reduction.
10	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Financial Highlights–Capital Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.012[2]	0.010	0.006	0.001	0.000[3]
Net realized gain	0.000[3]	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.012	0.010	0.007	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.012)	(0.012)	(0.010)	(0.006)	(0.001)	(0.000)[3]
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.012)	(0.012)	(0.010)	(0.007)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.16%	1.19%	1.02%	0.62%	0.13%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.31%	0.31%[6]	0.31%	0.31%	0.18%[7]	0.14%
Net investment income	1.16%	1.41%[6]	1.01%	0.57%	0.05%	0.01%
Expense waiver/reimbursement[8]	0.09%	0.09%[6]	0.10%	0.11%	0.23%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$359,491	$409,796	$635,782	$255,216	$153,275	$450,631
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.18% after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Assets and Liabilities
May 31, 2020
Assets:
Investment in securities, at amortized cost and fair value		$3,529,299,170
Cash		311,124
Income receivable		11,329,576
Receivable for shares sold		45,122,135
TOTAL ASSETS		3,586,062,005
Liabilities:
Payable for investments purchased	$77,990,057
Payable for shares redeemed	6,570,111
Payable for Directors’/Trustees’ fees (Note 5)	1,414
Payable for investment adviser fee (Note 5)	30,678
Payable for administrative fee (Note 5)	22,131
Income distribution payable	113,801
Payable for distribution services fee (Note 5)	90,052
Payable for other service fees (Notes 2 and 5)	301,336
Accrued expenses (Note 5)	197,409
TOTAL LIABILITIES		85,316,989
Net assets for 3,500,671,503 shares outstanding		$3,500,745,016
Net Assets Consist of:
Paid-in capital		$3,500,651,192
Total distributable earnings		93,824
TOTAL NET ASSETS		$3,500,745,016
Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$818,564,682 ÷ 818,547,299 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$11,112,321 ÷ 11,112,085 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,510,434,081 ÷ 1,510,402,343 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$515,994,157 ÷ 515,983,526 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$44,704,092 ÷ 44,703,143 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$240,444,655 ÷ 240,439,549 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$359,491,028 ÷ 359,483,558 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Operations
Year Ended May 31, 2020
Investment Income:
Interest			$51,817,562
Expenses:
Investment adviser fee (Note 5)		$7,093,713
Administrative fee (Note 5)		2,794,498
Custodian fees		112,125
Transfer agent fees (Note 2)		1,109,743
Directors’/Trustees’ fees (Note 5)		16,464
Auditing fees		23,960
Legal fees		16,093
Portfolio accounting fees		271,622
Distribution services fee (Note 5)		1,885,275
Other service fees (Notes 2 and 5)		4,041,462
Share registration costs		253,424
Printing and postage		43,037
Miscellaneous (Note 5)		22,608
TOTAL EXPENSES		17,684,024
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(3,092,316)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(519,344)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,611,660)
Net expenses			14,072,364
Net investment income			37,745,198
Net realized gain on investments			25,170
Change in net assets resulting from operations			$37,770,368
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Statement of Changes in Net Assets
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,745,198	$34,730,875	$19,765,062
Net realized gain	25,170	85,732	6,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,770,368	34,816,607	19,772,049
Distributions to Shareholders:
Automated Shares[2]	(6,350,668)	(4,593,347)	(402,056)
Investment Shares	(176,409)	(294,121)	(251,549)
Wealth Shares	(21,420,026)	(16,521,331)	(11,017,774)
Service Shares	(4,201,420)	(4,911,521)	(3,649,842)
Cash II Shares	(282,489)	(342,651)	(282,274)
Cash Series Shares	(1,365,363)	(1,764,972)	(1,086,405)
Capital Shares	(3,966,558)	(6,313,056)	(3,853,316)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,762,933)	(34,740,999)	(20,543,216)
Share Transactions:
Proceeds from sale of shares	6,290,338,723	7,118,487,402	6,915,209,584
Net asset value of shares issued to shareholders in payment of distributions declared	33,641,585	30,137,251	16,431,149
Cost of shares redeemed	(6,370,870,305)	(6,316,638,348)	(5,783,946,758)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(46,889,997)	831,986,305	1,147,693,975
Change in net assets	(46,882,562)	832,061,913	1,146,922,808
Net Assets:
Beginning of period	3,547,627,578	2,715,565,665	1,568,642,857
End of period	$3,500,745,016	$3,547,627,578	$2,715,565,665
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report

Notes to Financial Statements
May 31, 2020
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
Effective May 31, 2019, the Fund changed its fiscal year end from July 31 to May 31.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Municipal Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the
Annual Shareholder Report

procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,611,660 is disclosed in various locations in this Note 2 and Note 5. For the year ended May 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$712,370	$—
Investment Shares	23,477	—
Wealth Shares	32,570	—
Service Shares	8,098	—
Cash II Shares	42,622	—
Cash Series Shares	284,113	(84,817)
Capital Shares	6,493	(5)
TOTAL	$1,109,743	$(84,822)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018 were from the following sources:
Net Investment Income
Automated Shares	$379,528
Investment Shares	232,819
Wealth Shares	10,707,835
Service Shares	3,482,255
Cash II Shares	253,539
Cash Series Shares	942,934
Capital Shares	3,766,152

Net Realized Gain
Automated Shares	$22,528
Investment Shares	18,730
Wealth Shares	309,939
Service Shares	167,587
Cash II Shares	28,735
Cash Series Shares	143,471
Capital Shares	87,164
Undistributed net investment income at July 31, 2018 was $3,826.
Annual Shareholder Report

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended May 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,756,724	$—	$—
Investment Shares	57,668	(271)	(1,381)
Service Shares	1,074,892	—	—
Cash II Shares	117,395	(269)	(11,240)
Cash Series Shares	693,010	(1,156)	(74,971)
Capital Shares	341,773	—	—
TOTAL	$4,041,462	$(1,696)	$(87,592)
For the year ended May 31, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018[2]
Automated Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	623,344	$623,344	913,704	$913,704	138,280	$138,280
Shares issued to shareholders in payment of distributions declared	6,345	6,345	4,593	4,593	402	402
Shares redeemed	(447,938)	(447,938)	(330,453)	(330,453)	(89,729)	(89,729)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANS- ACTIONS	181,751	$181,751	587,844	$587,844	48,953	$48,953
Annual Shareholder Report

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Investment Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	62,570	$62,570	68,097	$68,097	73,982	$73,982
Shares issued to shareholders in payment of distributions declared	162	162	294	294	252	252
Shares redeemed	(96,491)	(96,491)	(63,738)	(63,738)	(102,671)	(102,671)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANS- ACTIONS	(33,759)	$(33,759)	4,653	$4,653	(28,437)	$(28,437)

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	3,376,792	$3,376,792	3,373,483	$3,373,483	2,919,053	$2,919,053
Shares issued to shareholders in payment of distributions declared	18,132	18,132	12,656	12,656	7,466	7,466
Shares redeemed	(3,597,880)	(3,597,880)	(2,836,353)	(2,836,353)	(2,429,793)	(2,429,793)
NET CHANGE RESULTING FROM WEALTH SHARE TRANS- ACTIONS	(202,956)	$(202,956)	549,786	$549,786	496,726	$496,726
Annual Shareholder Report

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	1,087,931	$1,087,931	1,671,690	$1,671,690	1,474,353	$1,474,353
Shares issued to shareholders in payment of distributions declared	3,596	3,596	4,251	4,251	3,148	3,148
Shares redeemed	(986,116)	(986,116)	(1,714,469)	(1,714,469)	(1,397,930)	(1,397,930)
NET CHANGE RESULTING FROM SERVICE SHARE TRANS- ACTIONS	105,411	$105,411	(38,528)	$(38,528)	79,571	$79,571

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Cash II Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	37,029	$37,029	38,549	$38,549	75,427	$75,427
Shares issued to shareholders in payment of distributions declared	278	278	341	341	273	273
Shares redeemed	(43,110)	(43,110)	(38,189)	(38,189)	(114,738)	(114,738)
NET CHANGE RESULTING FROM CASH II SHARE TRANS- ACTIONS	(5,803)	$(5,803)	701	$701	(39,038)	$(39,038)

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Cash Series Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	515,735	$515,735	575,555	$575,555	1,006,105	$1,006,105
Shares issued to shareholders in payment of distributions declared	1,353	1,353	1,745	1,745	1,072	1,072
Shares redeemed	(558,317)	(558,317)	(623,774)	(623,774)	(797,950)	(797,950)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANS- ACTIONS	(41,229)	$(41,229)	(46,474)	$(46,474)	209,227	$209,227
Annual Shareholder Report

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Capital Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	586,938	$586,938	477,409	$477,409	1,228,010	$1,228,010
Shares issued to shareholders in payment of distributions declared	3,775	3,775	6,257	6,257	3,818	3,818
Shares redeemed	(641,018)	(641,018)	(709,662)	(709,662)	(851,136)	(851,136)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANS- ACTIONS	(50,305)	$(50,305)	(225,996)	$(225,996)	380,692	$380,692
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANS- ACTIONS	(46,890)	$(46,890)	831,986	$831,986	1,147,694	$1,147,694
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended May 31, 2020, period ended May 31, 2019, and the year ended July 31, 2018, was as follows:
	Year Ended 5/31/2020	Period Ended 5/31/2019	Year Ended 7/31/2018
Tax-exempt income	$37,668,532	$34,733,987	$19,765,062
Ordinary income[1]	$84,795	$275	$536,971
Long-term capital gains	$9,606	$6,737	$241,183
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$77,380
Undistributed ordinary income[2]	$15,775
Undistributed long-term capital gains	$669
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended May 31, 2020, the Adviser voluntarily waived $3,092,316 of its fee and voluntarily reimbursed $84,822 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$57,668	$(6,920)
Cash II Shares	164,382	(781)
Cash Series Shares	1,663,225	(337,533)
TOTAL	$1,885,275	$(345,234)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2020, FSC retained $283,097 of fees paid by the Fund.
Other Service Fees
For the year ended May 31, 2020, FSSC received $1,844 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,140,823,550 and $1,718,687,492, respectively. Net realized loss recognized on these transactions was $(1,218).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
Annual Shareholder Report

Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the year ended May 31, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2020, the amount of long-term capital gains designated by the Fund was $9,606.
For the year ended May 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
Annual Shareholder Report

Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and Shareholders of Federated Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of May 31, 2020, the related statements of operations for the year then ended and changes in net assets for the year then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018 and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
Annual Shareholder Report

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2020, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes investment companies since 2006.
Boston, Massachusetts
July 27, 2020
Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Automated Shares	$1,000	$1,004.10	$2.81
Investment Shares	$1,000	$1,003.20	$3.61
Wealth Shares	$1,000	$1,005.90	$1.05
Service Shares	$1,000	$1,004.60	$2.31
Cash II Shares	$1,000	$1,002.70	$4.26
Cash Series Shares	$1,000	$1,002.20	$4.71
Capital Shares	$1,000	$1,005.40	$1.55
Hypothetical (assuming a 5% return before expenses):
Automated Shares	$1,000	$1,022.20	$2.83
Investment Shares	$1,000	$1,021.40	$3.64
Wealth Shares	$1,000	$1,023.90	$1.06
Service Shares	$1,000	$1,022.70	$2.33
Cash II Shares	$1,000	$1,020.70	$4.29
Cash Series Shares	$1,000	$1,020.30	$4.75
Capital Shares	$1,000	$1,023.40	$1.57
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Automated Shares	0.56%
Investment Shares	0.72%
Wealth Shares	0.21%
Service Shares	0.46%
Cash II Shares	0.85%
Cash Series Shares	0.94%
Capital Shares	0.31%
Annual Shareholder Report

Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
Annual Shareholder Report

Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Funds Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Municipal Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MUNICIPAL OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
Annual Shareholder Report

and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
Annual Shareholder Report

Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
Annual Shareholder Report

evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
Annual Shareholder Report

For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Annual Shareholder Report

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Annual Shareholder Report

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 608919643
CUSIP 608919635
CUSIP 60934N658
CUSIP 60934N641
CUSIP 608919668
CUSIP 608919650
CUSIP 60934N633
Q450516 (7/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2020
Share Class | Ticker	Wealth | MOFXX

Federated Municipal Obligations Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Municipal Obligations Fund)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	68.9%
Municipal Notes	24.8%
Commercial Paper	7.1%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
At May 31, 2020, the Fund’s effective maturity schedule3 was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	62.3%
8 to 30 Days	3.3%
31 to 90 Days	18.8%
91 to 180 Days	7.5%
181 Days or more	8.9%
Other Assets and Liabilities—Net[2]	(0.8)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
May 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—100.8%
		Alabama—2.2%
$3,470,000		Alabama HFA MFH (Summit South Mall Apartments Ltd.), (2007 Series C) Weekly VRDNs, (FNMA LOC), 0.260%, 6/4/2020	$3,470,000
1,120,000		Autauga County, AL IDA (Marshall Prattville, LLC), (Series 2008) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 6/4/2020	1,120,000
15,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Weekly VRDNs, 0.280%, 6/3/2020	15,000,000
11,610,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2007) Weekly VRDNs, (Comerica Bank LOC), 0.240%, 6/4/2020	11,610,000
10,000,000		Millport, AL IDA (Steel Dust Recycling, LLC), (Series 2011) Weekly VRDNs, (Comerica Bank LOC), 0.240%, 6/4/2020	10,000,000
25,000,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.260%, 6/3/2020	25,000,000
9,900,000		Tuscaloosa County, AL IDA (Nucor Steel Tuscaloosa, Inc.), (1995 Series A) Weekly VRDNs, (GTD by Nucor Corp.), 0.450%, 6/3/2020	9,900,000
		TOTAL	76,100,000
		Arizona—0.4%
5,610,000		Maricopa County, AZ, IDA (Redman Homes, Inc.), (Series 1999) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.320%, 6/4/2020	5,610,000
6,750,000		Pinal County, AZ IDA (Milky Way Dairy LLC), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.220%, 6/4/2020	6,750,000
		TOTAL	12,360,000
		Arkansas—0.3%
1,800,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 0.420%, 6/3/2020	1,800,000
3,830,000		Lowell, AR IDRB (Arkansas Democrat-Gazette, Inc.), (Series 2006) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 6/3/2020	3,830,000
4,600,000		Lowell, AR IDRB (Little Rock Newspapers, Inc.), (Series 1996) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.260%, 6/3/2020	4,600,000
		TOTAL	10,230,000
		California—6.0%
24,595,000		Agency Enhanced Affordable Housing Trust 2019-BAML006 Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.340%, 6/4/2020	24,595,000
4,910,000		California Enterprise Development Authority (J. Harris Industrial Water Treatment, Inc.), (Series 2015) Weekly VRDNs, (City National Bank LOC), 0.240%, 6/4/2020	4,910,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$5,500,000		California Enterprise Development Authority (Regional Properties, Inc.), (Series 2010: Recovery Zone Facility) Weekly VRDNs, (FHLB of San Francisco LOC), 0.180%, 6/4/2020	$5,500,000
20,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 6/4/2020	20,000,000
2,050,000		California Infrastructure & Economic Development Bank (Bonny Doon Winery, Inc.), (Series 2000A) Weekly VRDNs, (Comerica Bank LOC), 0.320%, 6/4/2020	2,050,000
2,000,000		California PCFA (C.A. and E.J. Vanderham Family Trust), (Series 2003) Weekly VRDNs, (CoBank, ACB LOC), 0.240%, 6/4/2020	2,000,000
3,000,000		California PCFA (P & D Dairy and Poso Creek Family Dairy, LLC), (Series 2003) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.240%, 6/4/2020	3,000,000
30,000,000		California PCFA (Sierra Pacific Industries), (Series 2014) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.260%, 6/3/2020	30,000,000
2,940,000		California PCFA (T & W Farms), (Series 2002) Weekly VRDNs, (Bank of America N.A. LOC), 0.240%, 6/4/2020	2,940,000
5,000,000		California State, Tender Option Bond Trust Receipts (Series 2020-XF0940) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.140%, 6/4/2020	5,000,000
35,290,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 0.500%, Mandatory Tender 10/14/2020	35,290,000
9,995,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.250%, Mandatory Tender 9/10/2020	9,995,000
6,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.500%, Mandatory Tender 10/15/2020	6,000,000
33,950,000		California Statewide Communities Development Authority MFH (ERP Operating LP), (Series 2013B) Weekly VRDNs, 0.420%, 6/3/2020	33,950,000
2,000,000		Metropolitan Water District of Southern California, (Series 2017 D) SIFMA Index Mode TOBs, 0.080%, Mandatory Tender 6/21/2021	2,000,000
14,000,000		Metropolitan Water District of Southern California, SIFMA Index Mode (Series 2017 C) TOBs, 0.390%, Mandatory Tender 6/21/2021	14,000,000
5,500,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 4) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.260%, 6/4/2020	5,500,000
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$2,000,000		Nuveen California Dividend Advantage Municipal Fund, (NAC Series 7) Weekly VRDPs, (Royal Bank of Canada LIQ), 0.260%, 6/4/2020	$2,000,000
2,675,000		University of California (The Regents of), Tender Option Bond Trust Receipts (2016-XF0524) Weekly VRDNs, (TD Bank, N.A. LIQ), 0.140%, 6/4/2020	2,675,000
		TOTAL	211,405,000
		Colorado—0.5%
3,300,000		Colorado Agricultural Development Authority (Monte Vista Dairy, LLC), (Series 2006) Weekly VRDNs, (CoBank, ACB LOC), 0.240%, 6/4/2020	3,300,000
4,615,000		Colorado HFA (Acme Manufacturing Company, Inc.), (Series 2016A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.350%, 6/4/2020	4,615,000
1,460,000		Colorado HFA (Class I Bonds) (Xybix Systems, Inc.), (Series 2007) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.310%, 6/4/2020	1,460,000
1,565,000		Colorado HFA (Popiel Properties LLC), (Series 2004A) Weekly VRDNs, (UMB Bank, N.A. LOC), 0.400%, 6/4/2020	1,565,000
3,000,000		Denver, CO City & County Airport Authority, RBC Muni Products (Series G-114) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.390%, Optional Tender 6/1/2020	3,000,000
2,185,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0689) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	2,185,000
1,835,000		Denver, CO City & County Airport Authority, Tender Option Bond Trust Receipts (Series 2018-ZF0691) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	1,835,000
		TOTAL	17,960,000
		Connecticut—0.9%
2,335,000		Connecticut State HEFA (Central Connecticut Coast YMCA), (Series A) Weekly VRDNs, (Citizens Bank, N.A., Providence LOC), 0.190%, 6/4/2020	2,335,000
5,000,000		Connecticut State HFA, Tender Option Bond Trust Receipts (2016-XF0492) Weekly VRDNs, (Bank of America N.A. LIQ), 0.230%, 6/4/2020	5,000,000
8,000,000		Connecticut State Special Transportation Fund, RBC Muni Products (Series G-110) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.320%, Optional Tender 10/1/2020	8,000,000
10,890,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	10,890,000
2,600,000		Manchester, CT BANs, 2.000%, 2/18/2021	2,595,339
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Connecticut—continued
$3,975,000		Southington, CT BANs, 2.500%, 1/27/2021	$3,991,678
		TOTAL	32,812,017
		Florida—5.1%
3,600,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 0.210%, 6/1/2020	3,600,000
18,400,000		Broward County, FL (Florida Power & Light Co.), (Series 2018B) Daily VRDNs, 0.230%, 6/1/2020	18,400,000
4,000,000		Broward County, FL Port Facilities, RBC Muni Products (Series G-115) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.390%, Optional Tender 9/1/2020	4,000,000
5,000,000		Greater Orlando, FL Aviation Authority, (RBC Muni Products Series G-25) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.390%, Optional Tender 10/1/2020	5,000,000
5,000,000		Hillsborough County, FL Solid Waste & Resource Recovery, RBC Muni Products (Series G-41) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 9/1/2020	5,000,000
11,200,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 6/3/2020	11,200,000
30,750,000		JEA, FL Electric System, (Series Three 2008C-2: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 6/4/2020	30,750,000
25,000,000		Liberty County, FL (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.240%, 6/4/2020	25,000,000
34,745,000		Orange County, FL School Board, Stage Trust 3a-7 (Series 2020-001) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.290%, 6/4/2020	34,745,000
31,300,000		St. Lucie County, FL Solid Waste Disposal (Florida Power & Light Co.), (Series 2003) Daily VRDNs, 0.210%, 6/1/2020	31,300,000
10,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.100%, Mandatory Tender 7/23/2020	10,000,000
		TOTAL	178,995,000
		Georgia—6.1%
25,540,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.210%, 6/1/2020	25,540,000
38,815,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.240%, 6/1/2020	38,815,000
1,000,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (FNMA LOC), 0.260%, 6/4/2020	1,000,000
27,585,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 0.260%, Optional Tender 6/1/2020	27,585,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$34,030,000		Monroe County, GA Development Authority (Gulf Power Co.), (Series 2019) Daily VRDNs, 0.210%, 6/1/2020	$34,030,000
11,115,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.210%, 6/1/2020	11,115,000
7,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.200%, 6/3/2020	7,500,000
69,800,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.400%, 6/3/2020	69,800,000
		TOTAL	215,385,000
		Hawaii—0.2%
7,310,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series C) VRENs, 0.590%, 6/4/2020	7,310,000
		Idaho—0.1%
3,000,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 0.700%, Mandatory Tender 8/3/2020	3,000,000
		Illinois—0.6%
4,160,000		Chicago, IL O’Hare International Airport, Tender Option Bond Trust Receipts (Series 2018-XM0686) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	4,160,000
1,000,000		Illinois Development Finance Authority IDB (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.310%, 6/4/2020	1,000,000
6,065,000		Illinois Finance Authority (McKinley Foundation), (Series 2007A) Weekly VRDNs, (KeyBank, N.A. LOC), 0.280%, 6/4/2020	6,065,000
6,075,000		Illinois Finance Authority (Saint Xavier University), (Series 2006) Weekly VRDNs, (Huntington National Bank LOC), 0.240%, 6/4/2020	6,075,000
4,800,000		Illinois Finance Authority—Solid Waste (Kuusakoski US LLC), (Series 2013) Weekly VRDNs, (Nordea Bank Abp LOC), 0.250%, 6/4/2020	4,800,000
235,000		Woodridge, DuPage, Will and Cook Counties, IL (Home Run Inn Frozen Foods Corp.), (Series 2005) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.210%, 6/4/2020	235,000
		TOTAL	22,335,000
		Indiana—1.8%
12,835,000		Bartholomew Consolidated School Corp., IN TANs, 4.000%, 12/31/2020	13,015,179
4,850,000		Bloomington, IN EDRB (SY Henderson Court Investors, LP), (Series 2008: Henderson Court Apartments) Weekly VRDNs, (FHLMC LOC), 0.260%, 6/4/2020	4,850,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Indiana—continued
$39,450,000		Indiana Development Finance Authority (Duke Energy Indiana, Inc.), (Series 2003A) Weekly VRDNs, 0.450%, 6/3/2020	$39,450,000
600,000		Indiana Development Finance Authority (South Central Community Mental Health Centers, Inc.), D/B/A Center for Behavioral Health (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.290%, 6/4/2020	600,000
5,000,000		Jasper County, IN EDA (T & M LP), (Series 2010A) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	5,000,000
		TOTAL	62,915,179
		Iowa—0.3%
5,300,000		Iowa Finance Authority (Five Star Holdings LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	5,300,000
4,715,000		Iowa Finance Authority (Roorda Dairy, LLC), (Series 2007) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	4,715,000
		TOTAL	10,015,000
		Kansas—0.6%
5,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007A) Weekly VRDNs, 0.370%, 6/3/2020	5,000,000
16,000,000		Burlington, KS (Kansas City Power And Light Co.), (Series 2007B) Weekly VRDNs, 0.370%, 6/3/2020	16,000,000
		TOTAL	21,000,000
		Kentucky—1.4%
1,785,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/5/2020	1,785,000
6,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Mandatory Tender 11/2/2020	6,500,000
33,500,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc. Project), (1999 Series A) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.220%, 6/1/2020	33,500,000
6,100,000		Louisville & Jefferson County, KY Regional Airport Authority (UPS Worldwide Forwarding, Inc. Project), Revenue Bonds (Series C) Daily VRDNs, (GTD by United Parcel Service, Inc.), 0.240%, 6/1/2020	6,100,000
		TOTAL	47,885,000
		Louisiana—4.2%
15,600,000		Ascension Parish, LA (BASF Corp.), (Series 1995) Weekly VRDNs, 1.350%, 6/3/2020	15,600,000
7,000,000		Ascension Parish, LA (BASF Corp.), (Series 1997) Weekly VRDNs, 1.350%, 6/3/2020	7,000,000
14,000,000		Ascension Parish, LA (BASF Corp.), (Series 1998) Weekly VRDNs, 1.350%, 6/3/2020	14,000,000
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—continued
$14,200,000		East Baton Rouge Parish, LA IDB (Georgia-Pacific LLC), Sold Waste Disposal Revenue Bonds (Series 2004) Weekly VRDNs, 0.240%, 6/3/2020	$14,200,000
4,630,000		Louisiana HFA (Emerald Point Apartments Partners, Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.260%, 6/4/2020	4,630,000
1,200,000		Port of New Orleans, LA (New Orleans Steamboat Co.), (Series 2000) Weekly VRDNs, (FHLB of Dallas LOC), 0.290%, 6/4/2020	1,200,000
21,260,000		Shreveport, LA, Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-ZF2818) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	21,260,000
49,640,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.400%, 6/3/2020	49,640,000
19,700,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (GTD by Nucor Corp.), 0.370%, 6/3/2020	19,700,000
		TOTAL	147,230,000
		Maine—0.6%
22,260,000		Old Town, ME (Georgia-Pacific LLC), (Series 2004) Weekly VRDNs, 0.320%, 6/3/2020	22,260,000
		Maryland—0.4%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 7/1/2020	5,000,000
8,000,000		Maryland State, (State and Local Facilities Loan of 2017, Series C), 5.000%, 8/1/2020	8,040,413
		TOTAL	13,040,413
		Massachusetts—2.6%
46,540,000		Agency Enhanced Affordable Housing Trust 2019-BAML0010, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.240%, 6/4/2020	46,540,000
800,000		Athol-Royalston, MA Regional School District BANs, 2.500%, 7/30/2020	801,554
5,043,000		Holbrook, MA BANs, 1.750%, 3/17/2021	5,079,416
10,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (GTD by Massachusetts Electric Co.), 0.450%, Mandatory Tender 7/6/2020	10,000,000
3,300,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2007), CP, (GTD by Massachusetts Electric Co.), 0.550%, Mandatory Tender 6/29/2020	3,300,000
22,543,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.350%, Mandatory Tender 7/13/2020	22,543,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—continued
$1,605,000		Massachusetts IFA (New England Power Co.), (Series 1992B), CP, 0.400%, Mandatory Tender 7/6/2020	$1,605,000
		TOTAL	89,868,970
		Michigan—0.6%
6,000,000		BlackRock MuniYield Michigan Quality Fund, Inc., (1,446 Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.210%, 6/4/2020	6,000,000
5,800,000		Grand Rapids, MI IDR (Clipper Belt Lacer Co.), (Series 2007) Weekly VRDNs, (Bank of America N.A. LOC), 0.200%, 6/4/2020	5,800,000
2,100,000		Michigan State Strategic Fund (Stegner East Investments LLC) Weekly VRDNs, (Comerica Bank LOC), 0.460%, 6/4/2020	2,100,000
1,800,000		Michigan State Strategic Fund (Universal Forest Products Eastern Division, Inc.), Series 2002 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.240%, 6/4/2020	1,800,000
5,250,000		Michigan Strategic Fund (Greenville Venture Partners LLC), (Series 2018) Weekly VRDNs, (CoBank, ACB LOC), 0.240%, 6/4/2020	5,250,000
		TOTAL	20,950,000
		Minnesota—0.2%
1,000,000		Faribault, MN IDA (Apogee Enterprises, Inc.), (Series 2001) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.310%, 6/4/2020	1,000,000
1,965,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.270%, 6/5/2020	1,965,000
975,000		St. Louis Park, MN (Urban Park Apartments), (Series 2010B) Weekly VRDNs, (FHLB of Des Moines LOC), 0.370%, 6/5/2020	975,000
1,720,000		St. Paul, MN Port Authority (National Checking Co.), IDRB’s (Series 1998A) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.370%, 6/4/2020	1,720,000
		TOTAL	5,660,000
		Mississippi—0.6%
20,100,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.240%, 6/4/2020	20,100,000
		Multi-State—20.4%
111,995,000		Agency Enhanced Affordable Housing Trust 2012-60, (Series 2012-60) TOBs, (GTD by FHLMC), 1.370%, Mandatory Tender 2/23/2021	112,102,952
63,648,000		Agency Enhanced Affordable Housing Trust 2019-BAML0008, BAML 3a-7 Non CE Weekly VRDNs, (Bank of America N.A. LIQ)/(GTD by FHLMC), 0.340%, 6/4/2020	63,648,000
15,000,000		Blackrock MuniYield Investment Fund, (594 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.250%, 6/4/2020	15,000,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—continued
$52,000,000		BlackRock MuniYield Quality Fund III, Inc., (3,564 Series W-7 VRDP Shares) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.210%, 6/4/2020	$52,000,000
173,500,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 6/1/2020	173,500,000
25,000,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.190%, 6/4/2020	25,000,000
37,000,000		Nuveen Municipal Credit Opportunities Fund, (Series A) Weekly VRDPs, (Sumitomo Mitsui Banking Corp. LIQ), 0.320%, 6/4/2020	37,000,000
89,000,000		Nuveen Municipal Credit Opportunities Fund, PUTTERs 3a-7 (MFP-5033) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.390%, 6/1/2020	89,000,000
40,800,000		Nuveen Quality Municipal Income Fund, (Series 1) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 6/4/2020	40,800,000
45,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 6/4/2020	45,000,000
62,000,000		Nuveen Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.210%, 6/4/2020	62,000,000
		TOTAL	715,050,952
		Nebraska—0.3%
7,500,000		Stanton County, NE (Nucor Corp.), (Series 1996) Weekly VRDNs, 0.450%, 6/3/2020	7,500,000
1,875,000		Stanton County, NE (Nucor Corp.), (Series 1998) Weekly VRDNs, 0.450%, 6/3/2020	1,875,000
		TOTAL	9,375,000
		Nevada—0.0%
1,635,000		Director of the State of Nevada Department of Business and Industry (575 Mill Street LLC), IDRBs (Series 1998A) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.330%, 6/4/2020	1,635,000
		New Hampshire—5.6%
60,000,000		National Finance Authority, NH (Emerald Renewable Diesel LLC), (Series 2019) TOBs, (GTD by United States Treasury), 2.000%, Mandatory Tender 8/31/2020	60,066,886
17,390,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 0.400%, Mandatory Tender 7/13/2020	17,390,000
51,700,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 0.440%, Mandatory Tender 7/9/2020	51,700,000
16,260,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 0.450%, Mandatory Tender 7/6/2020	16,260,000
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Hampshire—continued
$35,000,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 0.550%, Mandatory Tender 6/29/2020	$35,000,000
14,500,000		New Hampshire Business Finance Authority (New England Power Co.), PCRBs (1990 Series A), CP, 1.300%, Mandatory Tender 6/25/2020	14,500,000
		TOTAL	194,916,886
		New Jersey—10.1%
6,683,145		Absecon, NJ BANs, 2.000%, 7/31/2020	6,688,426
4,230,759		Allendale, NJ BANs, 2.500%, 4/23/2021	4,258,609
2,200,000		Atlantic Highlands, NJ BANs, 1.500%, 3/3/2021	2,205,734
1,114,865		Avon By The Sea, NJ BANs, 1.500%, 2/24/2021	1,116,961
4,438,250		Bordentown (township), NJ, (2019 Series A) BANs, 2.000%, 10/2/2020	4,446,925
9,750,000		Carlstadt, NJ BANs, 2.000%, 7/24/2020	9,756,942
8,680,000		Chester Township, NJ BANs, 2.000%, 10/9/2020	8,697,003
2,487,994		Demarest, NJ BANs, 2.250%, 6/26/2020	2,489,081
1,513,051		East Greenwich Township, NJ BANs, 2.000%, 12/10/2020	1,518,377
2,566,360		Eastampton Township, NJ BANs, 1.500%, 7/30/2020	2,567,601
1,545,161		Franklin Township, Warren County, NJ BANs, 1.500%, 2/2/2021	1,547,410
20,940,000		Garden State Preservation Trust, NJ (New Jersey State), Tender Option Bond Trust Receipts (2016-ZF0416) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.340%, 6/4/2020	20,940,000
5,545,000		Guttenberg, NJ BANs, 1.750%, 10/23/2020	5,552,525
9,264,000		Highland Park, NJ BANs, 2.500%, 4/8/2021	9,306,583
6,552,232		Highlands, NJ, (Series 2019A) BANs, 1.750%, 10/2/2020	6,557,642
2,190,000		Hillsdale Borough, NJ BANs, 1.500%, 12/4/2020	2,192,193
2,250,000		Lyndhurst Township, NJ BANs, 1.250%, 3/12/2021	2,254,324
4,060,000		Lyndhurst Township, NJ BANs, 1.500%, 2/5/2021	4,070,082
8,500,000		Lyndhurst Township, NJ BANs, 2.000%, 5/6/2021	8,531,032
2,999,875		Manalapan Township, NJ, (Series 2019A) BANs, 2.000%, 11/10/2020	3,009,032
13,963,000		Marlboro Township, NJ BANs, 1.750%, 5/14/2021	14,054,859
7,620,040		Matawan Borough, NJ BANs, 2.000%, 6/4/2020	7,620,206
2,428,000		Milltown, NJ, (Series 2019A) BANs, 1.500%, 12/17/2020	2,430,205
2,300,000		Montvale, NJ BANs, 1.500%, 8/21/2020	2,300,799
4,350,000		Montville Township, NJ BANs, 2.000%, 10/1/2020	4,358,569
2,552,500		Neptune Township, NJ BANs, 1.500%, 8/27/2020	2,553,157
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$7,225,000		New Jersey Economic Development Authority (Yeshiva of North Jersey), (Series 2018) Weekly VRDNs, (Valley National Bank LOC), 0.440%, 6/4/2020	$7,225,000
3,205,000		New Jersey EDA (Baptist Home Society of New Jersey) Weekly VRDNs, (Valley National Bank LOC), 0.460%, 6/4/2020	3,205,000
4,390,000		New Jersey EDA (Geriatric Services Housing Corp., Inc.—(CNJJHA Assisted Living)), (Series 2001) Weekly VRDNs, (Valley National Bank LOC), 0.370%, 6/3/2020	4,390,000
11,255,000		New Jersey EDA (Jewish Community Center on the Palisades), (Series 2016) Weekly VRDNs, (Valley National Bank LOC), 0.440%, 6/4/2020	11,255,000
2,445,000		New Jersey EDA (Rose Hill Associates LLC), (Series 2000) Weekly VRDNs, (TD Bank, N.A. LOC), 0.240%, 6/5/2020	2,445,000
1,405,000		New Jersey EDA (Temple Emanuel of the Pascack Valley), (Series 2001/2019) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.390%, 6/4/2020	1,405,000
2,935,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series 2009) Weekly VRDNs, (Valley National Bank LOC), 0.250%, 6/4/2020	2,935,000
4,595,000		New Jersey Health Care Facilities Financing Authority (Christian Health Care Center), (Series A-2) Weekly VRDNs, (Valley National Bank LOC), 0.300%, 6/4/2020	4,595,000
15,865,000		New Jersey State Economic Development Authority (Jewish Community Housing Corporation of Metropolitan New Jersey), (Series 2010) Weekly VRDNs, (Valley National Bank LOC), 0.260%, 6/4/2020	15,865,000
2,150,000		Newton, NJ BANs, 2.000%, 7/23/2020	2,151,504
4,615,500		Palmyra Borough, NJ, (2019 Series A) BANs, 1.500%, 12/15/2020	4,620,158
1,686,600		Paulsboro, NJ BANs, 1.500%, 1/28/2021	1,689,340
2,708,550		Pine Beach, NJ BANs, 1.750%, 10/30/2020	2,711,306
3,241,000		Pitman, NJ, (2019 Series A) BANs, 1.500%, 12/17/2020	3,244,304
12,776,500		Ramsey, NJ BANs, 1.250%, 6/4/2021	12,839,616
5,850,000		Ramsey, NJ BANs, 1.750%, 6/5/2020	5,850,209
7,641,300		Ramsey, NJ BANs, 2.000%, 1/8/2021	7,676,837
4,373,000		Ramsey, NJ BANs, 2.125%, 6/5/2020	4,373,176
3,045,000		Ridgefield, NJ BANs, 1.500%, 7/28/2020	3,046,563
6,000,000		Riverdale Borough, NJ BANs, 1.500%, 9/11/2020	6,003,294
1,563,000		Rochelle Park Township, NJ BANs, 2.000%, 11/13/2020	1,567,862
9,040,885		Rockaway Borough, NJ BANs, 1.500%, 9/11/2020	9,044,852
3,680,450		Roxbury Township, NJ BANs, 1.750%, 3/5/2021	3,702,576
6,396,440		Sea Bright, NJ BANs, 1.500%, 12/3/2020	6,401,530
4,433,415		Sea Girt, NJ BANs, 1.750%, 10/22/2020	4,439,391
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$3,647,500		South Hackensack, NJ BANs, 1.500%, 12/18/2020	$3,651,417
4,984,075		South Plainfield, NJ BANs, 1.500%, 8/21/2020	4,985,812
11,785,000		Stafford Township, NJ, (Series A) BANs, 2.500%, 4/28/2021	11,858,421
2,206,590		Stillwater Township, NJ BANs, 1.750%, 9/18/2020	2,208,659
1,791,000		Tuckerton, NJ BANs, 1.750%, 10/30/2020	1,793,254
3,327,177		Union Beach, NJ BANs, 2.000%, 11/2/2020	3,336,286
5,400,000		Vineland, NJ BANs, 3.000%, 11/12/2020	5,440,749
5,470,769		Wantage Township, NJ BANs, 1.750%, 10/29/2020	5,478,504
4,110,000		Washington Township (Morris County), NJ BANs, 1.500%, 8/27/2020	4,111,348
3,857,000		Watchung Hills, NJ Regional School District BANs, 1.500%, 12/2/2020	3,860,811
2,080,000		West Orange Township, NJ BANs, 1.500%, 12/18/2020	2,082,131
9,107,500		West Orange Township, NJ BANs, 1.500%, 8/7/2020	9,109,138
2,777,775		Westwood, NJ BANs, 1.500%, 12/18/2020	2,780,614
4,070,000		Woodbury, NJ, (2019 Series A) BANs, 1.500%, 12/4/2020	4,073,464
7,440,000		Woodland Park, NJ BANs, 1.250%, 5/28/2021	7,483,829
3,300,000		Woolwich, NJ BANs, 2.750%, 6/5/2020	3,300,387
3,498,990		Wyckoff Township, NJ BANs, 1.650%, 7/21/2020	3,499,225
		TOTAL	352,760,844
		New York—5.3%
2,272,174		Alden Village, NY BANs, 1.500%, 9/10/2020	2,272,975
29,333,476		Auburn, NY BANs, 1.750%, 8/19/2020	29,355,320
2,810,000		Ballston Spa, NY CSD BANs, 2.000%, 9/18/2020	2,815,782
5,225,000		Brushton-Moira, NY CSD, (2019 Series B) BANs, 2.000%, 7/2/2020	5,228,073
3,787,152		Canajoharie, NY CSD BANs, 2.000%, 7/8/2020	3,788,657
6,132,896		Clyde-Savannah CSD, NY, (2019 Series B) BANs, 1.500%, 7/10/2020	6,133,929
13,000,000		Falconer, NY CSD BANs, 1.500%, 6/10/2021	13,128,960
30,660,000		Gloversville, NY City School District BANs, 1.750%, 10/16/2020	30,699,587
7,000,000		Hauppauge, NY Union Free School District TANs, 1.750%, 6/26/2020	7,005,170
5,590,000		Hempstead (town), NY IDA MFH (Hempstead Village Housing Associates LP), (Series 2006) Weekly VRDNs, (FNMA LOC), 0.230%, 6/4/2020	5,590,000
9,700,000		Jericho, NY Union Free School District TANs, 1.750%, 6/19/2020	9,701,510
1,726,580		Johnsburg, NY CSD BANs, 2.000%, 7/10/2020	1,727,303
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$3,900,000		New Rochelle, NY IDA (180 Union Avenue Owner LP), (Series 2006: West End Phase I Facility) Weekly VRDNs, (Citibank N.A., New York LOC), 0.250%, 6/4/2020	$3,900,000
24,880,000		New York State Energy Research & Development Authority (National Grid Generation LLC), (1997 Series A) Weekly VRDNs, (NatWest Markets PLC LOC), 0.190%, 6/3/2020	24,880,000
10,000,000		New York Transportation Development Corporation (LaGuardia Gateway Partners, LLC), Tender Option Bond Trust Receipts (Series 2016-XM0403) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.640%, 6/4/2020	10,000,000
21,644,092		Sherrill, NY City School District BANs, 2.000%, 6/26/2020	21,652,827
5,000,000		South Lewis, NY CSD BANs, 1.750%, 7/31/2020	5,006,529
3,620,000		Southern Cayuga, NY CSD, (2019 Series A) BANs, 2.000%, 6/19/2020	3,620,787
		TOTAL	186,507,409
		North Carolina—1.0%
10,285,000		Hamilton Township, NJ, (Series B) BANs, 1.750%, 2/17/2021	10,331,952
25,100,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 0.420%, 6/3/2020	25,100,000
1,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 0.420%, 6/3/2020	1,200,000
		TOTAL	36,631,952
		Ohio—1.8%
6,567,000		Fairborn, OH, (Series A) BANs, 2.000%, 9/3/2020	6,585,335
6,000,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 0.700%, Mandatory Tender 8/3/2020	6,000,000
30,470,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	30,470,000
8,100,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	8,100,000
7,000,000		Toledo-Lucas County, OH Port Authority (Van Deurzen Dairy LLC), (Series 2006) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	7,000,000
4,600,000		West Carrollton, OH City School District BANs, 2.125%, 6/25/2020	4,602,376
		TOTAL	62,757,711
		Oregon—0.6%
10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001A) Weekly VRDNs, (Cooperative Rabobank UA LOC), 0.240%, 6/4/2020	10,000,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Oregon—continued
$10,000,000		Port of Morrow, OR (Threemile Canyon Farms LLC), (Series 2001C) Weekly VRDNs, (Cooperative Rabobank UA LOC), 0.240%, 6/4/2020	$10,000,000
		TOTAL	20,000,000
		Pennsylvania—1.2%
7,800,000		Beaver County, PA IDA (BASF Corp.), (Series 1997) Weekly VRDNs, (GTD by BASF SE), 1.350%, 6/3/2020	7,800,000
5,500,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.240%, 6/4/2020	5,500,000
6,320,000		Lehigh County, PA General Purpose Authority (St. Luke’s University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	6,320,000
14,500,000		Montgomery County, PA IDA (Lonza, Inc.), (Series 2000) Weekly VRDNs, (Landesbank Hessen-Thuringen LOC), 0.250%, 6/4/2020	14,500,000
5,825,000		Pennsylvania State Turnpike Commission, RBC Muni Products (Series G-43) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 6/1/2020	5,825,000
1,070,000		Philadelphia, PA Airport System, Tender Option Bond Trust Receipts (Series 2018-XG0159) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	1,070,000
		TOTAL	41,015,000
		South Carolina—0.9%
21,500,000		Berkeley County, SC IDB (Nucor Corp.) Weekly VRDNs, 0.450%, 6/3/2020	21,500,000
10,100,000		Berkeley County, SC IDB (Nucor Corp.), (Series 1997) Weekly VRDNs, 0.450%, 6/3/2020	10,100,000
		TOTAL	31,600,000
		South Dakota—0.1%
3,000,000		South Dakota Value Added Finance Authority (Prairie Gold Dairy LLC), (Series 2004) Weekly VRDNs, (CoBank, ACB LOC), 0.240%, 6/4/2020	3,000,000
		Tennessee—0.7%
25,320,000		Memphis-Shelby County, TN Industrial Development Board—PCRB (Nucor Steel Memphis, Inc.), (Series 2007) Weekly VRDNs, (GTD by Nucor Corp.), 0.450%, 6/3/2020	25,320,000
		Texas—14.0%
5,000,000		Alamo, TX CCD, RBC Muni Products (Series G-111) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 11/2/2020	5,000,000
9,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1996) Weekly VRDNs, 1.350%, 6/3/2020	9,000,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$15,800,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 1997) Weekly VRDNs, 1.350%, 6/3/2020	$15,800,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 2001) Weekly VRDNs, (GTD by BASF SE), 1.440%, 6/3/2020	25,000,000
25,000,000		Brazos River Harbor, TX Navigation District of Brazoria County (BASF Corp.), (Series 2002) Weekly VRDNs, (GTD by BASF SE), 1.440%, 6/3/2020	25,000,000
2,100,000		Dallam County, TX Industrial Development Corp. (Consolidated Dairy Management LLC), (Series 2007) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.240%, 6/4/2020	2,100,000
15,000,000		Dallas, TX, (Series A), CP, 0.350%, Mandatory Tender 7/28/2020	15,000,000
28,120,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 2019-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	28,120,000
4,000,000		Jewett, TX Economic Development Corporation (Nucor Corp.), (Series 2003) Weekly VRDNs, 0.450%, 6/3/2020	4,000,000
75,600,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.430%, 6/3/2020	75,600,000
12,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2003) Weekly VRDNs, 0.400%, 6/3/2020	12,500,000
13,200,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2005) Weekly VRDNs, 0.400%, 6/3/2020	13,200,000
42,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2006) Weekly VRDNs, 0.400%, 6/3/2020	42,000,000
35,000,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2007) Weekly VRDNs, 0.400%, 6/3/2020	35,000,000
1,100,000		Port of Port Arthur Navigation District of Jefferson County, TX (BASF Corp.), (Series 1998) Weekly VRDNs, (GTD by BASF SE), 1.350%, 6/3/2020	1,100,000
25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 0.300%, 6/3/2020	25,000,000
15,000,000		Texas State Department of Housing & Community Affairs (Onion Creek Housing Partners Ltd.), (Series 2007) Weekly VRDNs, (FNMA LOC), 0.260%, 6/4/2020	15,000,000
119,835,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	120,611,837
22,250,000		Texas State, Veterans’ Housing Assistance Program, Fund II (Series 2001C-2) Weekly VRDNs, (State Street Bank and Trust Co. LIQ), 0.200%, 6/3/2020	22,250,000
		TOTAL	491,281,837
Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Utah—2.6%
$89,675,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.310%, 6/4/2020	$89,675,000
695,000		Salt Lake County, UT Training Facilities (Community Foundation For The Disabled, Inc.), (Series 2000) Weekly VRDNs, (Wells Fargo Trust Bank LOC), 0.290%, 6/4/2020	695,000
		TOTAL	90,370,000
		Virginia—0.2%
1,250,000		Arlington County, VA IDA (Gates of Ballston Apartments), (Series 2005) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.240%, 6/3/2020	1,250,000
1,000,000		Arlington County, VA IDA (Westover Apartments, LP), (Series 2011A) Weekly VRDNs, (FHLMC LOC), 0.220%, 6/4/2020	1,000,000
3,100,000		Blackrock Virginia Municipal Bond Trust, (Series W-7) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.210%, 6/4/2020	3,100,000
		TOTAL	5,350,000
		Washington—0.1%
1,950,000		Kitsap County, WA IDC (Cara Land Co., LLC), (Series 2006) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.340%, 6/4/2020	1,950,000
1,890,000		Washington State EDFA (Mesa Dairy, LLC), (Series 2007E) Weekly VRDNs, (Bank of the West, San Francisco, CA LOC), 0.240%, 6/4/2020	1,890,000
		TOTAL	3,840,000
		Wisconsin—0.1%
1,000,000		Wausau, WI IDA (Apogee Enterprises, Inc.), (Series 2002) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.310%, 6/4/2020	1,000,000
985,000		West Bend, WI IDA (Jackson Concrete, Inc.), (Series 2006) Weekly VRDNs, (U.S. Bank, N.A. LOC), 0.450%, 6/4/2020	985,000
3,185,000		Wisconsin State Public Finance Authority (Birchwood Properties LP), (Series 2016) Weekly VRDNs, (FHLB of Des Moines LOC), 0.360%, 6/4/2020	3,185,000
		TOTAL	5,170,000
		Wyoming—0.1%
3,900,000		Sweetwater County, WY PCRB (Pacificorp), (Series A) Weekly VRDNs, 0.200%, 6/3/2020	3,900,000
		TOTAL INVESTMENT IN SECURITIES—100.8% (AT AMORTIZED COST)[2]	3,529,299,170
		OTHER ASSETS AND LIABILITIES - NET—(0.8)%[3]	(28,554,154)
		TOTAL NET ASSETS—100%	$3,500,745,016
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17

Securities that are subject to the federal alternative minimum tax (AMT) represent 59.8% of the portfolio as calculated based upon total market value (percentage is unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets as of May 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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The following acronyms are used throughout this portfolio:
BANs	—Bond Anticipation Notes
CCD	—Community College District
CP	—Commercial Paper
CSD	—Central School District
EDA	—Economic Development Authority
EDFA	—Economic Development Finance Authority
EDRB	—Economic Development Revenue Bond
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
IDC	—Industrial Development Corporation
IDR	—Industrial Development Revenue
IDRB(s)	—Industrial Development Revenue Bond(s)
IFA	—Industrial Finance Authority
INS	—Insured
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LP	—Limited Partnership
MFH	—Multi-Family Housing
PCFA	—Pollution Control Finance Authority
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDP(s)	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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19

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.013[2]	0.011	0.001	0.001	0.000[3]
Net realized gain	0.001	0.000[3]	0.000[3]	0.001	0.000[3]	0.000[3]
TOTAL FROM INVESTMENT OPERATIONS	0.013	0.013	0.011	0.002	0.001	0.000[3]
Less Distributions:
Distributions from net investment income	(0.013)	(0.013)	(0.011)	(0.001)	(0.001)	(0.000)[3]
Distributions from net realized gain	(0.000)[3]	(0.000)[3]	(0.000)[3]	(0.001)	(0.000)[3]	(0.000)[3]
TOTAL DISTRIBUTIONS	(0.013)	(0.013)	(0.011)	(0.002)	(0.001)	(0.000)[3]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[4]	1.27%	1.27%	1.12%	0.72%	0.17%	0.01%
Ratios to Average Net Assets:
Net expenses[5]	0.21%	0.21%[6]	0.21%	0.21%	0.17%[7]	0.14%
Net investment income	1.24%	1.52%[6]	1.10%	0.64%	0.11%	0.01%
Expense waiver/reimbursement[8]	0.09%	0.09%[6]	0.10%	0.11%	0.14%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$1,510,434	$1,713,390	$1,163,568	$667,169	$1,003,993	$1,037,940
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Per share numbers have been calculated using the average shares method.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratio for the year ended July 31, 2016, was 0.17% after taking into account this expense reduction.
8	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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20

Statement of Assets and Liabilities
May 31, 2020
Assets:
Investment in securities, at amortized cost and fair value		$3,529,299,170
Cash		311,124
Income receivable		11,329,576
Receivable for shares sold		45,122,135
TOTAL ASSETS		3,586,062,005
Liabilities:
Payable for investments purchased	$77,990,057
Payable for shares redeemed	6,570,111
Payable for Directors’/Trustees’ fees (Note 5)	1,414
Payable for investment adviser fee (Note 5)	30,678
Payable for administrative fee (Note 5)	22,131
Income distribution payable	113,801
Payable for distribution services fee (Note 5)	90,052
Payable for other service fees (Notes 2 and 5)	301,336
Accrued expenses (Note 5)	197,409
TOTAL LIABILITIES		85,316,989
Net assets for 3,500,671,503 shares outstanding		$3,500,745,016
Net Assets Consist of:
Paid-in capital		$3,500,651,192
Total distributable earnings		93,824
TOTAL NET ASSETS		$3,500,745,016
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21

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Automated Shares:
$818,564,682 ÷ 818,547,299 shares outstanding, no par value, unlimited shares authorized	$1.00
Investment Shares:
$11,112,321 ÷ 11,112,085 shares outstanding, no par value, unlimited shares authorized	$1.00
Wealth Shares:
$1,510,434,081 ÷ 1,510,402,343 shares outstanding, no par value, unlimited shares authorized	$1.00
Service Shares:
$515,994,157 ÷ 515,983,526 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash II Shares:
$44,704,092 ÷ 44,703,143 shares outstanding, no par value, unlimited shares authorized	$1.00
Cash Series Shares:
$240,444,655 ÷ 240,439,549 shares outstanding, no par value, unlimited shares authorized	$1.00
Capital Shares:
$359,491,028 ÷ 359,483,558 shares outstanding, no par value, unlimited shares authorized	$1.00
See Notes which are an integral part of the Financial Statements
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22

Statement of Operations
Year Ended May 31, 2020
Investment Income:
Interest			$51,817,562
Expenses:
Investment adviser fee (Note 5)		$7,093,713
Administrative fee (Note 5)		2,794,498
Custodian fees		112,125
Transfer agent fees (Note 2)		1,109,743
Directors’/Trustees’ fees (Note 5)		16,464
Auditing fees		23,960
Legal fees		16,093
Portfolio accounting fees		271,622
Distribution services fee (Note 5)		1,885,275
Other service fees (Notes 2 and 5)		4,041,462
Share registration costs		253,424
Printing and postage		43,037
Miscellaneous (Note 5)		22,608
TOTAL EXPENSES		17,684,024
Waivers and Reimbursements:
Waiver of investment adviser fee (Note 5)	$(3,092,316)
Waivers/reimbursement of other operating expenses (Notes 2 and 5)	(519,344)
TOTAL WAIVERS AND REIMBURSEMENTS		(3,611,660)
Net expenses			14,072,364
Net investment income			37,745,198
Net realized gain on investments			25,170
Change in net assets resulting from operations			$37,770,368
See Notes which are an integral part of the Financial Statements
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23

Statement of Changes in Net Assets
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$37,745,198	$34,730,875	$19,765,062
Net realized gain	25,170	85,732	6,987
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	37,770,368	34,816,607	19,772,049
Distributions to Shareholders:
Automated Shares[2]	(6,350,668)	(4,593,347)	(402,056)
Investment Shares	(176,409)	(294,121)	(251,549)
Wealth Shares	(21,420,026)	(16,521,331)	(11,017,774)
Service Shares	(4,201,420)	(4,911,521)	(3,649,842)
Cash II Shares	(282,489)	(342,651)	(282,274)
Cash Series Shares	(1,365,363)	(1,764,972)	(1,086,405)
Capital Shares	(3,966,558)	(6,313,056)	(3,853,316)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(37,762,933)	(34,740,999)	(20,543,216)
Share Transactions:
Proceeds from sale of shares	6,290,338,723	7,118,487,402	6,915,209,584
Net asset value of shares issued to shareholders in payment of distributions declared	33,641,585	30,137,251	16,431,149
Cost of shares redeemed	(6,370,870,305)	(6,316,638,348)	(5,783,946,758)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(46,889,997)	831,986,305	1,147,693,975
Change in net assets	(46,882,562)	832,061,913	1,146,922,808
Net Assets:
Beginning of period	3,547,627,578	2,715,565,665	1,568,642,857
End of period	$3,500,745,016	$3,547,627,578	$2,715,565,665
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
See Notes which are an integral part of the Financial Statements
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24

Notes to Financial Statements
May 31, 2020
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Municipal Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers seven classes of shares: Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The financial highlights of the Automated Shares, Investment Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares are presented separately. The investment objective of the Fund is to provide current income exempt from all federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interests of the Fund.
Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
Effective May 31, 2019, the Fund has changed its fiscal year end from July 31 to May 31.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Municipal Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and
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25

the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $3,611,660 is disclosed in various locations in this Note 2 and Note 5. For the year ended May 31, 2020, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Automated Shares	$712,370	$—
Investment Shares	23,477	—
Wealth Shares	32,570	—
Service Shares	8,098	—
Cash II Shares	42,622	—
Cash Series Shares	284,113	(84,817)
Capital Shares	6,493	(5)
TOTAL	$1,109,743	$(84,822)
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Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018 were from the following sources:
Net Investment Income
Automated Shares	$379,528
Investment Shares	232,819
Wealth Shares	10,707,835
Service Shares	3,482,255
Cash II Shares	253,539
Cash Series Shares	942,934
Capital Shares	3,766,152

Net Realized Gain
Automated Shares	$22,528
Investment Shares	18,730
Wealth Shares	309,939
Service Shares	167,587
Cash II Shares	28,735
Cash Series Shares	143,471
Capital Shares	87,164
Undistributed net investment income at July 31, 2018 was $3,826.
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27

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended May 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed	Other Service Fees Waived by Unaffiliated Third Parties
Automated Shares	$1,756,724	$—	$—
Investment Shares	57,668	(271)	(1,381)
Service Shares	1,074,892	—	—
Cash II Shares	117,395	(269)	(11,240)
Cash Series Shares	693,010	(1,156)	(74,971)
Capital Shares	341,773	—	—
TOTAL	$4,041,462	$(1,696)	$(87,592)
For the year ended May 31, 2020, the Fund’s Wealth Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018[2]
Automated Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	623,344	$623,344	913,704	$913,704	138,280	$138,280
Shares issued to shareholders in payment of distributions declared	6,345	6,345	4,593	4,593	402	402
Shares redeemed	(447,938)	(447,938)	(330,453)	(330,453)	(89,729)	(89,729)
NET CHANGE RESULTING FROM AUTOMATED SHARE TRANS- ACTIONS	181,751	$181,751	587,844	$587,844	48,953	$48,953
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	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Investment Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	62,570	$62,570	68,097	$68,097	73,982	$73,982
Shares issued to shareholders in payment of distributions declared	162	162	294	294	252	252
Shares redeemed	(96,491)	(96,491)	(63,738)	(63,738)	(102,671)	(102,671)
NET CHANGE RESULTING FROM INVESTMENT SHARE TRANS- ACTIONS	(33,759)	$(33,759)	4,653	$4,653	(28,437)	$(28,437)

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	3,376,792	$3,376,792	3,373,483	$3,373,483	2,919,053	$2,919,053
Shares issued to shareholders in payment of distributions declared	18,132	18,132	12,656	12,656	7,466	7,466
Shares redeemed	(3,597,880)	(3,597,880)	(2,836,353)	(2,836,353)	(2,429,793)	(2,429,793)
NET CHANGE RESULTING FROM WEALTH SHARE TRANS- ACTIONS	(202,956)	$(202,956)	549,786	$549,786	496,726	$496,726
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	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	1,087,931	$1,087,931	1,671,690	$1,671,690	1,474,353	$1,474,353
Shares issued to shareholders in payment of distributions declared	3,596	3,596	4,251	4,251	3,148	3,148
Shares redeemed	(986,116)	(986,116)	(1,714,469)	(1,714,469)	(1,397,930)	(1,397,930)
NET CHANGE RESULTING FROM SERVICE SHARE TRANS- ACTIONS	105,411	$105,411	(38,528)	$(38,528)	79,571	$79,571

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Cash II Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	37,029	$37,029	38,549	$38,549	75,427	$75,427
Shares issued to shareholders in payment of distributions declared	278	278	341	341	273	273
Shares redeemed	(43,110)	(43,110)	(38,189)	(38,189)	(114,738)	(114,738)
NET CHANGE RESULTING FROM CASH II SHARE TRANS- ACTIONS	(5,803)	$(5,803)	701	$701	(39,038)	$(39,038)

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Cash Series Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	515,735	$515,735	575,555	$575,555	1,006,105	$1,006,105
Shares issued to shareholders in payment of distributions declared	1,353	1,353	1,745	1,745	1,072	1,072
Shares redeemed	(558,317)	(558,317)	(623,774)	(623,774)	(797,950)	(797,950)
NET CHANGE RESULTING FROM CASH SERIES SHARE TRANS- ACTIONS	(41,229)	$(41,229)	(46,474)	$(46,474)	209,227	$209,227
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	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Capital Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	586,938	$586,938	477,409	$477,409	1,228,010	$1,228,010
Shares issued to shareholders in payment of distributions declared	3,775	3,775	6,257	6,257	3,818	3,818
Shares redeemed	(641,018)	(641,018)	(709,662)	(709,662)	(851,136)	(851,136)
NET CHANGE RESULTING FROM CAPITAL SHARE TRANS- ACTIONS	(50,305)	$(50,305)	(225,996)	$(225,996)	380,692	$380,692
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANS- ACTIONS	(46,890)	$(46,890)	831,986	$831,986	1,147,694	$1,147,694
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Effective September 28, 2017, Trust Shares were re-designated as Automated Shares.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended May 31, 2020, period ended May 31, 2019, and the year ended July 31, 2018, was as follows:
	Year Ended 5/31/2020	Period Ended 5/31/2019	Year Ended 7/31/2018
Tax-exempt income	$37,668,532	$34,733,987	$19,765,062
Ordinary income[1]	$84,795	$275	$536,971
Long-term capital gains	$9,606	$6,737	$241,183
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$77,380
Undistributed ordinary income[2]	$15,775
Undistributed long-term capital gains	$669
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the year ended May 31, 2020, the Adviser voluntarily waived $3,092,316 of its fee and voluntarily reimbursed $84,822 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Investment Shares, Cash II Shares and Cash Series Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Percentage of Average Daily Net Assets of Class
Investment Shares	0.25%
Cash II Shares	0.35%
Cash Series Shares	0.60%
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Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Investment Shares	$57,668	$(6,920)
Cash II Shares	164,382	(781)
Cash Series Shares	1,663,225	(337,533)
TOTAL	$1,885,275	$(345,234)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the year ended May 31, 2020, FSC retained $283,097 of fees paid by the Fund.
Other Service Fees
For the year ended May 31, 2020, FSSC received $1,844 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Automated Shares, Investment Shares, Wealth Shares, Service Shares, Cash II Shares, Cash Series Shares and Capital Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.56%, 0.78%, 0.21%, 0.46%, 0.91%, 1.02% and 0.31% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Interfund Transactions
During the year ended May 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $1,140,823,550 and $1,718,687,492, respectively. Net realized loss recognized on these transactions was $(1,218).
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the
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Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the year ended May 31, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2020, the amount of long-term capital gains designated by the Fund was $9,606.
For the year ended May 31, 2020, 100% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and the Wealth Class Shareholders of Federated Municipal Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Municipal Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of May 31, 2020, the related statements of operations for the year then ended and changes in net assets for the year then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018 and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2020, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes investment companies since 2006.
Boston, Massachusetts
July 27, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,005.90	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,023.90	$1.06
1	Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 Chief Investment Officer Officer since: May 2004 Portfolio Manager since: November 1996	Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio Manager since November 1996. Ms. Ochson was named Chief Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Municipal Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MUNICIPAL OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Municipal Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N658
33515 (7/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2020
Share Class | Ticker	Wealth | TBIXX	Advisor | TBVXX	Service | TBSXX

Federated Tax-Free Obligations Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Tax-Free Obligations Fund)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.5%
Municipal Notes	20.5%
Commercial Paper	11.2%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
At May 31, 2020, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.8%
8-30 Days	5.7%
31-90 Days	20.5%
91-180 Days	3.4%
181 Days or more	5.8%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
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Portfolio of Investments
May 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.2%
		Alabama—5.4%
$40,820,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.160%, 6/1/2020	$40,820,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 0.160%, 6/1/2020	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 0.260%, 6/3/2020	40,000,000
33,550,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.160%, 6/1/2020	33,550,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 0.160%, 6/1/2020	4,100,000
20,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.180%, 6/4/2020	20,000,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 0.160%, 6/1/2020	11,680,000
44,300,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.260%, 6/3/2020	44,300,000
33,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.200%, 6/1/2020	33,810,000
		TOTAL	239,260,000
		Arizona—0.5%
15,370,000		Maricopa County, AZ, IDA (CVIII—Capri on Camelback LLC), (Series 2019-BAML8004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	15,370,000
5,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 0.170%, 6/4/2020	5,000,000
		TOTAL	20,370,000
		California—4.9%
40,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 6/4/2020	40,000,000
28,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.500%, Mandatory Tender 10/14/2020	28,000,000
22,500,000		California State Department of Water Resources, (Series 1), CP, 1.200%, Mandatory Tender 6/2/2020	22,500,000
11,015,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.400%, Mandatory Tender 8/6/2020	11,015,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$4,965,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.500%, Mandatory Tender 10/14/2020	$4,965,000
7,310,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.400%, Mandatory Tender 8/6/2020	7,310,000
7,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.500%, Mandatory Tender 10/15/2020	7,500,000
28,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.100%, Mandatory Tender 8/12/2020	28,000,000
3,945,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 6/4/2020	3,945,000
20,000,000		Metropolitan Water District of Southern California, (Series 2017 E) SIFMA Index Mode TOBs, 0.390%, Mandatory Tender 6/21/2021	20,000,000
22,769,000		San Diego County, CA Water Authority, Extendible Commercial Paper Notes (Series 1), CPX, 0.600%, Mandatory Tender 6/1/2020	22,769,000
20,000,000		University of California (The Regents of), (Series A), CP, 0.500%, Mandatory Tender 7/23/2020	20,000,000
		TOTAL	216,004,000
		Colorado—0.5%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	5,185,000
17,570,000		Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group), PUTTERs (Series 5008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	17,570,000
		TOTAL	22,755,000
		Connecticut—3.5%
4,700,000		Bethany, CT BANs, 2.000%, 8/19/2020	4,706,841
5,750,000		Connecticut State, (Series G), 5.000%, 11/1/2020	5,847,878
28,405,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	28,405,000
112,340,000		Connecticut State, Golden Blue (Series 2017-016) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.180%, 6/4/2020	112,340,000
4,385,000		Stafford, CT BANs, 1.500%, 2/4/2021	4,396,143
		TOTAL	155,695,862
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—11.4%
$6,445,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/1/2020	$6,445,000
41,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 0.400%, Mandatory Tender 8/3/2020	41,905,000
8,635,000		Dade County, FL IDA (Florida Power & Light Co.), PCR (Series 1995) Daily VRDNs, 0.120%, 6/1/2020	8,635,000
14,700,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.200%, 6/1/2020	14,700,000
36,070,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 6/3/2020	36,070,000
11,625,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 6/3/2020	11,625,000
29,520,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 6/3/2020	29,520,000
37,340,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 6/3/2020	37,340,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 0.320%, Mandatory Tender 8/6/2020	35,960,000
8,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 0.120%, 6/1/2020	8,000,000
5,000,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 0.080%, 6/1/2020	5,000,000
20,375,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.110%, 6/1/2020	20,375,000
3,895,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-XX1109) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/4/2020	3,895,000
5,000,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs, (Truist Bank LOC), 0.160%, 6/3/2020	5,000,000
65,000,000		Orange County, FL School Board, Stage Trust 3a-7 (Series 2020-001) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.290%, 6/4/2020	65,000,000
4,785,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.160%, 6/3/2020	4,785,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.440%, 6/4/2020	16,500,000
4,400,000		Putnam County, FL Development Authority (Florida Power & Light Co.), (PCR: Series 1994) Daily VRDNs, 0.080%, 6/1/2020	4,400,000
Annual Shareholder Report
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$84,875,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.110%, 6/1/2020	$84,875,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.100%, Mandatory Tender 7/23/2020	18,000,000
7,000,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 7/1/2020	7,000,000
36,800,000		Volusia County, FL Hospital Authority (Halifax Hospital Medical Center, FL), PUTTERs 3a-7 (Series 5032) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	36,800,000
		TOTAL	501,830,000
		Georgia—2.4%
3,750,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Certificates (Series 2020-XM0825) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/4/2020	3,750,000
1,680,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 0.190%, 6/4/2020	1,680,000
4,000,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.170%, 6/4/2020	4,000,000
6,500,000		Georgia State HFA, Tender Option Bond Trust Certificates (Series 2018-ZF2614) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.170%, 6/4/2020	6,500,000
4,000,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 0.180%, 6/4/2020	4,000,000
5,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Refunding Bonds (Series 2017B), 5.000%, 6/1/2020	5,000,000
52,790,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 0.260%, Optional Tender 6/1/2020	52,790,000
12,520,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 0.260%, Optional Tender 6/1/2020	12,520,000
2,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.200%, 6/3/2020	2,500,000
2,500,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 0.160%, 6/4/2020	2,500,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$9,000,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.190%, 6/3/2020	$9,000,000
		TOTAL	104,240,000
		Hawaii—0.2%
8,400,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series B) VRENs, 0.590%, 6/4/2020	8,400,000
		Idaho—0.1%
3,850,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 0.700%, Mandatory Tender 8/3/2020	3,850,000
		Illinois—1.4%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.360%, 6/4/2020	600,000
16,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 0.190%, 6/4/2020	16,000,000
10,975,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	10,975,000
33,750,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	33,750,000
		TOTAL	61,325,000
		Indiana—1.0%
31,240,000		Indiana Development Finance Authority (Archer-Daniels-Midland Co.), (Series 2012) Weekly VRDNs, 0.150%, 6/3/2020	31,240,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	6,500,000
		TOTAL	41,775,000
		Kentucky—0.6%
14,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/5/2020	14,245,000
5,105,000		Kentucky Bond Development Corp. (Kentucky Wired Infrastructure Company, Inc.), Tender Option Bond Trust Certificates (Series 2020-XX1124) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.180%, 6/4/2020	5,105,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—continued
$7,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Mandatory Tender 11/2/2020	$7,500,000
		TOTAL	26,850,000
		Louisiana—3.3%
60,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.390%, 6/3/2020	60,000,000
5,100,000		East Baton Rouge Parish, LA, Road and Street Improvement Sales Tax Revenue Refunding Bonds (Series 2008A) Weekly VRDNs, (Citibank N.A., New York LOC), 0.140%, 6/3/2020	5,100,000
965,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.260%, 6/3/2020	965,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	4,335,000
75,000,000		St. James Parish, LA (NuStar Logistics LP), (Series 2011) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.200%, 6/3/2020	75,000,000
		TOTAL	145,400,000
		Maryland—1.6%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 7/1/2020	5,000,000
580,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 6/2/2020	580,000
1,050,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corporation), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 0.060%, 6/1/2020	1,050,000
5,675,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985B) Weekly VRDNs, (TD Bank, N.A. LOC), 0.120%, 6/3/2020	5,675,000
8,690,000		Maryland State, (State and Local Facilities Loan of 2017, Series C), 5.000%, 8/1/2020	8,733,898
18,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.120%, Mandatory Tender 6/1/2020	18,000,000
22,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.120%, Mandatory Tender 9/1/2020	22,000,000
9,000,000		Montgomery County, MD, (2010 Series B), CP, 0.250%, Mandatory Tender 7/8/2020	9,000,000
		TOTAL	70,038,898
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—1.4%
$400,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank N.A., New York LIQ), 0.120%, 6/4/2020	$400,000
9,000,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) TOBs, (State Street Bank and Trust Co. LIQ), 0.320%, Optional Tender 8/24/2020	9,000,000
4,939,121		Hanover, MA BANs, 2.000%, 2/25/2021	4,976,741
4,914,298		Ipswich, MA BANs, 1.750%, 5/21/2021	4,940,178
17,875,000		Massachusetts Bay Transportation Authority General Transportation System, (Series A), CP, (Toronto Dominion Bank LIQ), 0.600%, Mandatory Tender 6/10/2020	17,875,000
8,380,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 0.290%, Optional Tender 8/20/2020	8,380,000
425,000		Massachusetts HEFA (Baystate Medical Center), (Series J-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.050%, 6/1/2020	425,000
850,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/4/2020	850,000
4,045,000		Rowley, MA BANs, 1.750%, 12/18/2020	4,057,027
10,000,000		Somerville, MA, (Series A) BANs, 2.000%, 6/4/2021	10,158,900
		TOTAL	61,062,846
		Michigan—4.0%
60,000,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 0.180%, 6/4/2020	60,000,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2650) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Michigan School Bond Qualification and Loan Program COL), 0.240%, 6/4/2020	4,000,000
610,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 0.160%, 6/4/2020	610,000
20,000,000		Michigan Finance Authority Local Government Loan Program, State Aid Revenue Notes (Series 2019 A-2) RANs, (JPMorgan Chase Bank, N.A. LOC), 2.000%, 8/20/2020	20,030,208
2,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0784) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	2,670,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$3,335,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0790) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	$3,335,000
11,500,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.120%, Mandatory Tender 6/1/2020	11,500,000
14,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.120%, Mandatory Tender 9/1/2020	14,000,000
12,180,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 0.080%, 6/1/2020	12,180,000
3,065,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/5/2020	3,065,000
1,180,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	1,180,000
22,300,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	22,300,000
11,685,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	11,685,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2651) Weekly VRDNs, (Citibank N.A., New York LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 0.240%, 6/4/2020	4,000,000
		TOTAL	175,555,208
		Minnesota—0.1%
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 0.220%, 6/4/2020	2,642,000
		Mississippi—0.2%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.240%, 6/4/2020	8,150,000
		Missouri—0.2%
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.210%, 6/4/2020	10,000,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—8.2%
$156,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.190%, 6/4/2020	$156,000,000
6,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.190%, 6/4/2020	6,000,000
115,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 6/4/2020	115,400,000
80,800,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.190%, 6/4/2020	80,800,000
		TOTAL	358,200,000
		Nevada—0.1%
3,650,000		Nevada System of Higher Education, Tender Option Bond Trust Certificates (2020-XF2858) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.210%, 6/4/2020	3,650,000
		New Jersey—4.8%
2,420,000		Alpha Borough, NJ BANs, 1.750%, 11/24/2020	2,424,014
4,238,500		Bernardsville, NJ BANs, 2.500%, 4/23/2021	4,268,255
6,847,000		Carteret, NJ BANs, 2.000%, 11/25/2020	6,868,549
4,144,470		Cherry Hill, NJ BANs, 2.250%, 6/3/2020	4,144,606
7,067,345		Clinton Township, NJ BANs, 1.750%, 3/18/2021	7,116,309
9,700,000		Cranford Township, NJ BANs, 1.750%, 5/14/2021	9,745,495
5,310,000		Cresskill Borough, NJ BANs, 1.750%, 10/15/2020	5,316,807
2,289,725		Essex Fells, NJ BANs, 1.500%, 12/15/2020	2,292,147
5,025,625		Glen Ridge, NJ BANs, 1.750%, 7/17/2020	5,028,443
2,615,000		Kenilworth, NJ BANs, 1.750%, 3/5/2021	2,630,721
3,360,850		Kinnelon, NJ BANs, 1.750%, 3/5/2021	3,378,245
2,367,000		Logan Township, NJ BANs, 1.750%, 10/21/2020	2,370,168
9,500,000		Lyndhurst Township, NJ BANs, 2.000%, 5/6/2021	9,534,682
6,478,000		Middlesex County, NJ BANs, 2.000%, 6/3/2021	6,580,936
10,310,000		New Jersey Economic Development Authority, Tender Option Bond Trust Receipts (2019-XG0261) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.180%, 6/4/2020	10,310,000
17,050,000		New Jersey Economic Development Authority, Tender Option Bond Trust Receipts (Series 2019-XG0260) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.180%, 6/4/2020	17,050,000
2,000,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.290%, Optional Tender 7/1/2020	2,000,000
31,369,000		North Bergen Township, NJ BANs, 1.500%, 4/28/2021	31,509,629
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$10,627,300		North Plainfield, NJ, (Series A) BANs, 1.750%, 12/9/2020	$10,651,380
7,510,000		Paramus, NJ BANs, 1.500%, 10/16/2020	7,515,258
10,585,000		Pennsauken Township, NJ, (Series A) BANs, 1.250%, 6/10/2021	10,651,050
7,850,000		Pennsauken Township, NJ, Bans Series A BANs, 2.000%, 6/16/2020	7,851,265
4,625,000		Plainfield, NJ BANs, 2.000%, 8/20/2020	4,636,968
2,500,000		Point Pleasant, NJ BANs, 1.750%, 10/16/2020	2,503,227
13,107,900		South Orange ViIlage Township, NJ BANs, 2.250%, 7/9/2020	13,117,685
3,436,000		Sparta Township, NJ BANs, 2.000%, 10/2/2020	3,442,709
4,650,000		Spotswood, NJ, (Series A) BANs, 1.750%, 12/16/2020	4,661,169
2,370,250		Tabernacle Township, NJ, (2019 Series A) BANs, 1.500%, 12/18/2020	2,372,679
6,443,400		Vernon Township, NJ BANs, 1.000%, 3/19/2021	6,453,571
5,314,000		Waldwick, NJ BANs, 2.000%, 7/24/2020	5,317,938
		TOTAL	211,743,905
		New York—14.0%
28,445,000		Amityville, NY Union Free School District BANs, 2.250%, 6/19/2020	28,456,233
1,800,000		Belleville Henderson, NY CSD BANs, 2.000%, 7/24/2020	1,801,282
8,260,000		Corning, NY City School District, (2019 Series B) BANs, 1.750%, 6/18/2020	8,261,400
26,295,000		Geneva, NY City School District BANs, 2.000%, 6/26/2020	26,304,545
4,900,000		Geneva, NY City School District BANs, 2.000%, 7/17/2020	4,903,032
8,000,000		Hauppauge, NY Union Free School District TANs, 1.750%, 6/26/2020	8,005,909
13,500,000		Horseheads, NY CSD BANs, 2.250%, 6/25/2020	13,507,020
6,200,000		Lyndonville, NY CSD BANs, 2.000%, 6/11/2020	6,200,649
6,000,000		Manhasset, NY Union Free School District TANs, 1.750%, 6/25/2020	6,001,440
6,990,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	7,006,986
4,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 0.200%, 6/4/2020	4,000,000
5,490,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.210%, 6/4/2020	5,490,000
5,000,000		Middletown, NY BANs, 2.000%, 8/27/2020	5,006,900
3,500,000		Mineola, NY Union Free School District TANs, 1.750%, 6/19/2020	3,500,578
8,110,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.080%, 6/1/2020	8,110,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$11,495,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-6 Bonds) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.070%, 6/1/2020	$11,495,000
32,575,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 0.140%, 6/4/2020	32,575,000
11,400,000		New York City, NY Municipal Water Finance Authority, (Series 2017-BB) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.080%, 6/1/2020	11,400,000
29,260,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.060%, 6/1/2020	29,260,000
5,065,000		New York City, NY Municipal Water Finance Authority, Fiscal 2012 (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.060%, 6/1/2020	5,065,000
87,485,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.160%, 6/4/2020	87,485,000
23,755,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 0.060%, 6/1/2020	23,755,000
3,630,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-3B) Daily VRDNs, (CALSTRS (California State Teachers’ Retirement System) LIQ), 0.070%, 6/1/2020	3,630,000
36,610,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.080%, 6/1/2020	36,610,000
10,075,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 0.060%, 6/1/2020	10,075,000
20,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.190%, 6/4/2020	20,000,000
12,780,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 0.060%, 6/1/2020	12,780,000
4,000,000		New York City, NY, (Fiscal 2012 Series A-4) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.140%, 6/4/2020	4,000,000
6,000,000		New York City, NY, (Series 2019 D-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.060%, 6/1/2020	6,000,000
15,910,000		New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.070%, 6/1/2020	15,910,000
6,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 0.060%, 6/1/2020	6,000,000
20,000,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.060%, 6/1/2020	20,000,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,900,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.100%, 6/1/2020	$4,900,000
5,200,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 6/4/2020	5,200,000
50,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 6/4/2020	50,000,000
3,250,000		Red Hook, NY CSD BANs, 1.750%, 6/25/2020	3,250,524
7,100,000		Rye, NY, (Series 2019A) BANs, 1.750%, 10/2/2020	7,108,685
3,662,000		Salina, NY BANs, 1.250%, 6/11/2021	3,685,657
12,480,000		Schoharie, NY CSD BANs, 2.000%, 6/26/2020	12,485,049
2,627,200		Sidney, NY CSD BANs, 2.000%, 8/7/2020	2,629,759
14,555,000		Silver Creek, NY CSD BANs, 2.000%, 7/24/2020	14,567,037
2,562,188		South Colonie, NY CSD BANs, 2.000%, 8/14/2020	2,565,048
6,000,000		Springs, NY UFSD TANs, 2.000%, 6/25/2020	6,002,339
16,803,400		Troy, NY Enlarged CSD BANs, 2.000%, 6/11/2020	16,805,204
7,987,000		Tuckahoe, NY Union Free School District, (2019 Series B) BANs, 1.750%, 8/7/2020	7,992,322
5,000,000		Voorheesville, NY CSD BANs, 2.000%, 8/21/2020	5,008,189
		TOTAL	614,795,787
		North Carolina—0.4%
15,680,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 0.060%, 6/1/2020	15,680,000
		Ohio—3.3%
8,710,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 0.070%, 6/1/2020	8,710,000
3,000,000		Avon, OH Local School District BANs, 2.000%, 9/30/2020	3,009,128
3,275,000		Avon, OH, Water System Improvement Revenue Bonds BANs, 2.000%, 1/28/2021	3,294,180
1,000,000		Broadview Heights City, OH BANs, 2.500%, 4/29/2021	1,007,149
33,700,000		Erie County, OH Hospital Facilities (Firelands Regional Medical Center), (2019-BAML5019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 6/4/2020	33,700,000
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	4,000,000
320,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.140%, 6/4/2020	320,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$7,750,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 0.700%, Mandatory Tender 8/3/2020	$7,750,000
2,000,000		Grove City, OH BANs, 2.000%, 3/3/2021	2,013,403
1,000,000		Hilliard, OH BANs, 2.625%, 10/30/2020	1,004,192
15,000,000		Lakewood, OH BANs, 2.000%, 3/24/2021	15,144,788
7,780,000		Lorain County, OH, (Series C) BANs, 2.000%, 5/7/2021	7,830,078
2,270,000		Marysville, OH BANs, 2.000%, 3/25/2021	2,290,133
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	23,640,000
1,050,000		North Olmsted, OH BANs, 2.000%, 3/10/2021	1,057,220
3,000,000		North Ridgeville, OH BANs, 2.000%, 3/11/2021	3,021,855
14,800,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	14,800,000
5,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 6/1/2020	5,000,000
1,385,000		Olmsted Falls, OH BANs, (GTD by Ohio State), 1.000%, 6/10/2021	1,392,714
1,600,000		Strongsville, OH BANs, 2.000%, 6/10/2021	1,617,120
2,538,000		Twinsburg, OH BANs, 2.000%, 2/25/2021	2,548,898
1,400,000		Woodmere Village, OH BANs, (GTD by Ohio State), 2.000%, 10/1/2020	1,402,665
		TOTAL	144,553,523
		Oklahoma—0.1%
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 6/4/2020	3,410,000
		Oregon—0.3%
14,600,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 0.060%, 6/1/2020	14,600,000
		Pennsylvania—5.3%
3,100,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/4/2020	3,100,000
28,700,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.100%, 6/1/2020	28,700,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$9,960,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.300%, 6/4/2020	$9,960,000
1,225,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.140%, 6/4/2020	1,225,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (GTD by Citibank N.A., New York)/(Citibank N.A., New York LIQ), 0.200%, 6/4/2020	4,490,000
7,830,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 6/4/2020	7,830,000
1,370,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.140%, 6/4/2020	1,370,000
1,300,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 0.120%, 6/4/2020	1,300,000
1,640,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.120%, 6/4/2020	1,640,000
7,875,000		Lehigh County, PA General Purpose Authority (St. Luke’s University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	7,875,000
3,000,000		Mercer County, PA, (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 6/4/2020	3,000,000
2,700,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), (2008 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 0.140%, 6/3/2020	2,700,000
4,750,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 0.220%, 6/1/2020	4,750,000
24,395,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5024) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	24,395,000
19,895,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5025) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	19,895,000
22,735,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5026) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	22,735,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$8,975,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Certificates (Series 2020-XM0861) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	$8,975,000
2,600,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.580%, Mandatory Tender 6/1/2020	2,600,000
2,000,000		Pennsylvania State University, Tender Option Bond Trust Receipts (Series 2020-XM0827) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 6/4/2020	2,000,000
4,200,000		Philadelphia, PA School District, Tender Option Bond Trust Receipts (Series 2020-XF0881) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.190%, 6/4/2020	4,200,000
37,055,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 6/4/2020	37,055,000
17,800,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.170%, 6/4/2020	17,800,000
4,930,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.060%, 6/1/2020	4,930,000
11,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.260%, 6/4/2020	11,000,000
		TOTAL	233,525,000
		South Carolina—1.2%
16,500,000		County Square Redevelopment Corporation (Greenville County, SC), (Series 2020) BANs, 2.000%, 3/24/2021	16,672,613
3,880,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.160%, 6/3/2020	3,880,000
18,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 6/4/2020	18,000,000
12,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 10/1/2020	12,670,000
		TOTAL	51,222,613
		Tennessee—0.1%
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/5/2020	5,000,000
Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—continued
$1,190,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.060%, 6/1/2020	$1,190,000
		TOTAL	6,190,000
		Texas—11.8%
8,545,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/1/2020	8,545,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 0.230%, 6/4/2020	700,000
50,000,000		Dallas, TX, (Series A), CP, 0.350%, Mandatory Tender 7/28/2020	50,000,000
27,125,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 2019-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	27,125,000
50,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), (Subseries 2016B-1), CP, 1.300%, Mandatory Tender 6/22/2020	50,000,000
14,410,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), PUTTERs (Series 5018) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	14,410,000
14,540,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), (Series 2016D) Weekly VRDNs, 0.170%, 6/3/2020	14,540,000
9,210,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 0.060%, 6/1/2020	9,210,000
7,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.170%, Mandatory Tender 6/19/2020	7,000,000
12,750,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.270%, Mandatory Tender 6/15/2020	12,750,000
8,000,000		Houston, TX, (Series B-3), CP, (MUFG Bank Ltd. LOC), 0.210%, Mandatory Tender 6/10/2020	8,000,000
10,000,000		Houston, TX, (Series B-3), CP, (MUFG Bank Ltd. LOC), 0.550%, Mandatory Tender 6/23/2020	10,000,000
7,400,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	7,400,000
4,550,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/4/2020	4,550,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 0.250%, 6/3/2020	7,500,000
Annual Shareholder Report
17

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 0.300%, 6/3/2020	$25,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total S.A.), 0.300%, 6/3/2020	41,000,000
10,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.150%, Mandatory Tender 7/1/2020	10,000,000
3,800,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.790%, Mandatory Tender 9/10/2020	3,800,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	4,000,000
5,950,000		Texas State Transportation Commission—State Highway Fund, First Tier Revenue Bonds (Series 2014-B1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.160%, 6/3/2020	5,950,000
133,075,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	133,888,415
4,090,000		Texas State, Veterans Bonds, Series 2018 Weekly VRDNs, (FHLB of Dallas LIQ), 0.170%, 6/3/2020	4,090,000
56,000,000		Texas State, Veterans Bonds, Series 2019 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2020	56,000,000
3,600,000		Texas State, Veterans Bonds, Series 2020 Weekly VRDNs, (FHLB of Dallas LIQ), 0.120%, 6/3/2020	3,600,000
		TOTAL	519,058,415
		Utah—3.5%
23,760,000		Granite, UT School District, (Series 2019), 5.000%, 6/1/2020	23,760,000
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.310%, 6/4/2020	110,320,000
14,865,000		Salt Lake County, UT Research Facility (Huntsman Cancer Foundation), BAML 3a-7 CE (Series 2019-BAML5015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.310%, 6/4/2020	14,865,000
3,000,000		Weber County, UT (IHC Health Services, Inc.), (Series 2000C) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 0.060%, 6/1/2020	3,000,000
		TOTAL	151,945,000
Annual Shareholder Report
18

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—1.3%
$10,800,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.160%, 6/3/2020	$10,800,000
1,250,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZM0629) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.170%, 6/4/2020	1,250,000
2,325,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 0.150%, 6/1/2020	2,325,000
2,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016A) Weekly VRDNs, 0.150%, 6/3/2020	2,000,000
30,555,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) Weekly VRDNs, (Citibank N.A., New York LIQ), 0.170%, 6/4/2020	30,555,000
6,030,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-XF0926) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 6/4/2020	6,030,000
3,100,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.090%, 6/4/2020	3,100,000
845,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008B) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.120%, 6/4/2020	845,000
		TOTAL	56,905,000
		Washington—1.6%
22,000,000		Port of Tacoma, WA, (Series 2008B) Weekly VRDNs, (Bank of America N.A. LOC), 0.160%, 6/3/2020	22,000,000
50,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), (Series 2012D) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.130%, 6/4/2020	50,000,000
		TOTAL	72,000,000
		West Virginia—0.0%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 6/4/2020	1,475,000
		Wisconsin—2.5%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/1/2020	5,000,000
2,375,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.470%, 6/4/2020	2,375,000
Annual Shareholder Report
19

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$29,410,000		Wisconsin State, (Series 13-A), CP, 1.200%, Mandatory Tender 7/2/2020	$29,410,000
37,469,000		Wisconsin State, (Series 16-A), CP, 1.200%, Mandatory Tender 7/2/2020	37,469,000
33,800,000		Wisconsin State, (Series A) Weekly VRDNs, 0.129%, 6/1/2020	33,800,000
		TOTAL	108,054,000
		TOTAL INVESTMENT IN SECURITIES—101.2% (AT AMORTIZED COST)[2]	4,442,212,057
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[3]	(51,423,805)
		TOTAL NET ASSETS—100%	$4,390,788,252
At May 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets, as of May 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
Annual Shareholder Report
20

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UFSD	—Union Free School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
21

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.012	0.010	0.006	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.012	0.010	0.008	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.012)	(0.012)	(0.010)	(0.006)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.012)	(0.012)	(0.010)	(0.008)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.19%	1.22%	1.03%	0.77%	0.11%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%[5]	0.21%	0.21%	0.13%[6]	0.08%[6]
Net investment income	1.14%	1.46%[5]	1.03%	0.57%	0.08%	0.01%
Expense waiver/reimbursement[7]	0.08%	0.09%[5]	0.09%	0.09%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,131,257	$3,403,098	$3,054,475	$2,270,120	$4,088,135	$5,295,667
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13% and 0.08% for the years ended July 31, 2016 and 2015, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
22

Financial Highlights–Advisor Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1,2]
Net Asset Value, Beginning of Period	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.006
Net realized gain (loss)	0.000[3]	(0.000)[3]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.006
Less Distributions:
Distributions from net investment income	(0.012)	(0.006)
Distributions from net realized gain	(0.000)[3]	—
TOTAL DISTRIBUTIONS	(0.012)	(0.006)
Net Asset Value, End of Period	$1.00	$1.00
Total Return[4]	1.19%	0.55%
Ratios to Average Net Assets:
Net expenses[5]	0.21%	0.22%[6]
Net investment income	1.06%	1.61%[6]
Expense waiver/reimbursement[7]	0.09%	0.09%[6]
Supplemental Data:
Net assets, end of period (000 omitted)	$42,186	$5,368
1	Reflects operations for the period from January 18, 2019 (date of initial investment) to May 31, 2019. Certain ratios included above in Ratios to Average Net Assets and per share amounts may be inflated or deflated as compared to the fee structure for each respective share class as a result of daily systematic allocations being rounded to the nearest penny for fund level income, expense and realized gain/loss amounts. Such differences are immaterial.
2	The Fund changed its fiscal year end from July 31 to May 31.
3	Represents less than $0.001.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
6	Computed on an annualized basis.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Annual Shareholder Report
23

Financial Highlights–Service Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.009	0.010	0.008	0.003	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.009	0.010	0.008	0.005	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.009)	(0.010)	(0.008)	(0.003)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.009)	(0.010)	(0.008)	(0.005)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	0.93%	1.01%	0.78%	0.52%	0.03%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.46%	0.46%[5]	0.46%	0.46%	0.20%[6]	0.08%[6]
Net investment income	0.90%	1.20%[5]	0.75%	0.31%	0.01%	0.01%
Expense waiver/reimbursement[7]	0.08%	0.09%[5]	0.09%	0.09%	0.34%	0.46%
Supplemental Data:
Net assets, end of period (000 omitted)	$217,345	$213,406	$297,390	$228,340	$584,889	$1,179,326
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.20% and 0.08% for the years ended July 31, 2016 and 2015, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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24

Statement of Assets and Liabilities
May 31, 2020
Assets:
Investment in securities, at amortized cost and fair value		$4,442,212,057
Cash		15,036,569
Income receivable		13,916,235
Receivable for investments sold		13,108,889
Receivable for shares sold		2,267,489
TOTAL ASSETS		4,486,541,239
Liabilities:
Payable for investments purchased	$91,496,843
Payable for shares redeemed	3,680,111
Payable for Directors’/Trustees’ fees (Note 5)	1,498
Payable for investment adviser fee (Note 5)	35,397
Payable for administrative fee (Note 5)	28,075
Income distribution payable	349,085
Payable for other service fees (Notes 2 and 5)	2,007
Accrued expenses (Note 5)	159,971
TOTAL LIABILITIES		95,752,987
Net assets for 4,390,617,179 shares outstanding		$4,390,788,252
Net Assets Consist of:
Paid-in capital		$4,390,597,696
Total distributable earnings		190,556
TOTAL NET ASSETS		$4,390,788,252
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$4,131,257,146 ÷ 4,131,096,203 shares outstanding, no par value, unlimited shares authorized		$1.00
Advisor Shares:
$42,185,745 ÷ 42,184,095 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$217,345,361 ÷ 217,336,881 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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Statement of Operations
Year Ended May 31, 2020
Investment Income:
Interest			$52,552,753
Expenses:
Investment adviser fee (Note 5)		$7,738,882
Administrative fee (Note 5)		3,047,786
Custodian fees		121,519
Transfer agent fees		32,803
Directors’/Trustees’ fees (Note 5)		22,445
Auditing fees		23,960
Legal fees		13,687
Portfolio accounting fees		229,270
Other service fees (Notes 2 and 5)		546,414
Share registration costs		248,102
Printing and postage		34,806
Miscellaneous (Note 5)		63,981
TOTAL EXPENSES		12,123,655
Waivers:
Waiver of investment adviser fee (Note 5)	$(3,261,812)
Waiver of other operating expenses (Note 2)	(41)
TOTAL WAIVERS		(3,261,853)
Net expenses			8,861,802
Net investment income			43,690,951
Net realized gain on investments			195,988
Change in net assets resulting from operations			$43,886,939
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,690,951	$44,021,960	$29,755,003
Net realized gain	195,988	155,331	36,537
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	43,886,939	44,177,291	29,791,540
Distributions to Shareholders:
Wealth Shares	(41,635,532)	(41,517,786)	(28,555,763)
Advisor Shares[2]	(220,725)	(20,188)	—
Service Shares	(1,979,395)	(2,537,358)	(1,620,617)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(43,835,652)	(44,075,332)	(30,176,380)
Share Transactions:
Proceeds from sale of shares	7,422,033,123	5,649,625,140	6,647,032,248
Net asset value of shares issued to shareholders in payment of distributions declared	31,491,557	32,178,087	20,886,548
Cost of shares redeemed	(6,684,659,479)	(5,411,898,191)	(5,814,129,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	768,865,201	269,905,036	853,788,973
Change in net assets	768,916,488	270,006,995	853,404,133
Net Assets:
Beginning of period	3,621,871,764	3,351,864,769	2,498,460,636
End of period	$4,390,788,252	$3,621,871,764	$3,351,864,769
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Share class commenced on January 18, 2019.
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
May 31, 2020
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective January 18, 2019, the Fund’s Advisor Shares commenced operations.
Effective May 31, 2019, the Fund changed its fiscal year end from July 31 to May 31.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Tax-Free Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the
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procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $3,261,853 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Wealth Shares	$28,158,996
Service Shares	1,590,490

Net realized gain
Wealth Shares	$396,767
Service Shares	30,127
Undistributed net investment income at July 31, 2018, was $4,847.
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Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended May 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$546,414	$(41)
For the year ended May 31, 2020, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	6,907,490	$6,907,490	5,296,533	$5,296,533	6,128,610	$6,128,610
Shares issued to shareholders in payment of distributions declared	30,085	30,085	30,481	30,481	20,105	20,105
Shares redeemed	(6,209,464)	(6,209,464)	(4,978,488)	(4,978,488)	(5,364,011)	(5,364,011)
NET CHANGE RESULTING FROM WEALTH SHARE TRANS- ACTIONS	728,111	$728,111	348,526	$348,526	784,704	$784,704

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	70,846	$70,846	19,133	$19,133	—	$—
Shares issued to shareholders in payment of distributions declared	221	221	20	20	—	—
Shares redeemed	(34,251)	(34,251)	(13,785)	(13,785)	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	36,816	$36,816	5,368	$5,368	—	$—
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	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	443,697	$443,697	333,959	$333,959	518,422	$518,422
Shares issued to shareholders in payment of distributions declared	1,186	1,186	1,677	1,677	782	782
Shares redeemed	(440,945)	(440,945)	(419,625)	(419,625)	(450,119)	(450,119)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	3,938	$3,938	(83,989)	$(83,989)	69,085	$69,085
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	768,865	$768,865	269,905	$269,905	853,789	$853,789
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended May 31, 2020, the period ended May 31, 2019, and the year ended July 31, 2018, was as follows:
	Year Ended 5/31/2020	Period Ended 5/31/2019	Year Ended 7/31/2018
Tax-exempt income	$43,515,158	$44,022,947	$29,708,020
Ordinary income[1]	$118,017	$33,224	$337,443
Long-term capital gains	$202,477	$19,161	$130,917
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$168,481
Undistributed ordinary income[2]	$12,030
Undistributed long-term capital gains	$10,045
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, the Adviser voluntarily waived $3,261,812 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2020, FSSC received $4,666 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended May 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,212,552,000 and $1,867,285,000, respectively. Net realized gain recognized on these transactions was $1,166.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the year ended May 31, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2020, the amount of long-term capital gains designated by the Fund was $202,477.
For the year ended May 31, 2020, 99.9% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
TO THE BOARD OF TRUSTEES OF THE MONEY MARKET OBLIGATIONS TRUST AND SHAREHOLDERS OF FEDERATED TAX-FREE OBLIGATIONS FUND:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of May 31, 2020, the related statements of operations for the year then ended and changes in net assets for the year then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018 and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2020, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor for one or more of Federated Hermes investment companies since 2006.
Boston, Massachusetts
July 27, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual:
Wealth Shares	$1,000	$1,005.50	$1.05
Advisor Shares	$1,000	$1,005.50	$1.05
Service Shares	$1,000	$1,004.20	$2.30
Hypothetical (assuming a 5% return before expenses):
Wealth Shares	$1,000	$1,024.00	$1.06
Advisor Shares	$1,000	$1,024.00	$1.06
Service Shares	$1,000	$1,022.70	$2.33
1	Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Wealth Shares	0.21%
Advisor Shares	0.21%
Service Shares	0.46%
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 Chief Investment Officer Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Tax-Free Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TAX-FREE OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Annual Shareholder Report
52

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Annual Shareholder Report
53

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
Annual Shareholder Report
54

You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
CUSIP 608919411
CUSIP 60934N880
Q450528 (7/20)
© 2020 Federated Hermes, Inc.

Annual Shareholder Report
May 31, 2020
Share Class | Ticker	Wealth | TBIXX

Federated Tax-Free Obligations Fund
(Effective close of business June 26, 2020, the fund name was changed to Federated Hermes Tax-Free Obligations Fund)

A Portfolio of Money Market Obligations Trust
(Effective close of business June 26, 2020, the registrant name was changed to Federated Hermes Money Market Obligations Trust)
IMPORTANT NOTICE REGARDING REPORT DELIVERY
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund or your financial intermediary electronically by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4.
You may elect to receive all future reports in paper free of charge. You can inform the Fund or your financial intermediary that you wish to continue receiving paper copies of your shareholder reports by contacting your financial intermediary (such as a broker-dealer or bank); other shareholders may call the Fund at 1-800-341-7400, Option 4. Your election to receive reports in paper will apply to all funds held with the Fund complex or your financial intermediary.
The Fund is a Retail Money Market Fund and is only available for investment to accounts beneficially owned by natural persons.

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At May 31, 2020, the Fund’s portfolio composition1 was as follows:
Security Type	Percentage of Total Net Assets
Variable Rate Demand Instruments	69.5%
Municipal Notes	20.5%
Commercial Paper	11.2%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
At May 31, 2020, the Fund’s effective maturity3 schedule was as follows:
Securities With an Effective Maturity of:	Percentage of Total Net Assets
1-7 Days	65.8%
8-30 Days	5.7%
31-90 Days	20.5%
91-180 Days	3.4%
181 Days or more	5.8%
Other Assets and Liabilities—Net[2]	(1.2)%
TOTAL	100.0%
1	See the Fund’s Prospectus and Statement of Additional Information for a description of these investments.
2	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
3	Effective maturity is determined in accordance with the requirements of Rule 2a-7 under the Investment Company Act of 1940, which regulates money market mutual funds.
Annual Shareholder Report
1

Portfolio of Investments
May 31, 2020
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—101.2%
		Alabama—5.4%
$40,820,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-A) Daily VRDNs, 0.160%, 6/1/2020	$40,820,000
11,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-B) Daily VRDNs, 0.160%, 6/1/2020	11,000,000
40,000,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 2014-D) Weekly VRDNs, 0.260%, 6/3/2020	40,000,000
33,550,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series C) Daily VRDNs, 0.160%, 6/1/2020	33,550,000
4,100,000		Eutaw, AL Industrial Development Board PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 0.160%, 6/1/2020	4,100,000
20,000,000		Mobile County, AL IDA Gulf Opportunity Zone (SSAB Alabama, Inc.), (Series 2011) Weekly VRDNs, (Nordea Bank Abp LOC), 0.180%, 6/4/2020	20,000,000
11,680,000		Mobile, AL IDB (Alabama Power Co.), (First Series 2009: Barry Plant) Daily VRDNs, 0.160%, 6/1/2020	11,680,000
44,300,000		Mobile, AL IDB (Alabama Power Co.), PCRBs (Series 2007B) Weekly VRDNs, 0.260%, 6/3/2020	44,300,000
33,810,000		West Jefferson, AL IDB PCRB (Alabama Power Co.), (Series 1998) Weekly VRDNs, 0.200%, 6/1/2020	33,810,000
		TOTAL	239,260,000
		Arizona—0.5%
15,370,000		Maricopa County, AZ, IDA (CVIII—Capri on Camelback LLC), (Series 2019-BAML8004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.220%, 6/4/2020	15,370,000
5,000,000		Yavapai County, AZ IDA—Recovery Zone Facility (Skanon Investments, Inc.), (Series 2010: Drake Cement Project) Weekly VRDNs, (Citibank N.A., New York LOC), 0.170%, 6/4/2020	5,000,000
		TOTAL	20,370,000
		California—4.9%
40,000,000		California Health Facilities Financing Authority (Dignity Health (Catholic Healthcare West)), Golden Blue (Series 2017-004) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.260%, 6/4/2020	40,000,000
28,000,000		California Health Facilities Financing Authority (Kaiser Permanente), (Series 2006E), CP, 0.500%, Mandatory Tender 10/14/2020	28,000,000
22,500,000		California State Department of Water Resources, (Series 1), CP, 1.200%, Mandatory Tender 6/2/2020	22,500,000
11,015,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004E), CP, 1.400%, Mandatory Tender 8/6/2020	11,015,000
Annual Shareholder Report
2

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		California—continued
$4,965,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 0.500%, Mandatory Tender 10/14/2020	$4,965,000
7,310,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004I), CP, 1.400%, Mandatory Tender 8/6/2020	7,310,000
7,500,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2004K), CP, 0.500%, Mandatory Tender 10/15/2020	7,500,000
28,000,000		California Statewide Communities Development Authority (Kaiser Permanente), (Series 2008B), CP, 1.100%, Mandatory Tender 8/12/2020	28,000,000
3,945,000		California Statewide Communities Development Authority (Kaiser Permanente), Tender Option Bond Trust Receipts (Series 2015-ZF0199) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.160%, 6/4/2020	3,945,000
20,000,000		Metropolitan Water District of Southern California, (Series 2017 E) SIFMA Index Mode TOBs, 0.390%, Mandatory Tender 6/21/2021	20,000,000
22,769,000		San Diego County, CA Water Authority, Extendible Commercial Paper Notes (Series 1), CPX, 0.600%, Mandatory Tender 6/1/2020	22,769,000
20,000,000		University of California (The Regents of), (Series A), CP, 0.500%, Mandatory Tender 7/23/2020	20,000,000
		TOTAL	216,004,000
		Colorado—0.5%
5,185,000		Adams County, CO Five Star School District, RBC Muni Products (Series 2018 G-24) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	5,185,000
17,570,000		Colorado Health Facilities Authority (Children’s Hospital Colorado Obligated Group), PUTTERs (Series 5008) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	17,570,000
		TOTAL	22,755,000
		Connecticut—3.5%
4,700,000		Bethany, CT BANs, 2.000%, 8/19/2020	4,706,841
5,750,000		Connecticut State, (Series G), 5.000%, 11/1/2020	5,847,878
28,405,000		Connecticut State, Golden Blue (Series 2017-014) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	28,405,000
112,340,000		Connecticut State, Golden Blue (Series 2017-016) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.180%, 6/4/2020	112,340,000
4,385,000		Stafford, CT BANs, 1.500%, 2/4/2021	4,396,143
		TOTAL	155,695,862
Annual Shareholder Report
3

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—11.4%
$6,445,000		Clearwater, FL Water and Sewer Authority, Solar Eclipse (Series 2017-0014) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/1/2020	$6,445,000
41,905,000		Collier County, FL Health Facilities Authority (Cleveland Clinic), (Series 2003C-1), CP, 0.400%, Mandatory Tender 8/3/2020	41,905,000
8,635,000		Dade County, FL IDA (Florida Power & Light Co.), PCR (Series 1995) Daily VRDNs, 0.120%, 6/1/2020	8,635,000
14,700,000		Escambia County, FL Solid Waste Disposal (Gulf Power Co.) Daily VRDNs, 0.200%, 6/1/2020	14,700,000
36,070,000		JEA, FL Electric System, (Series Three 2008A) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 6/3/2020	36,070,000
11,625,000		JEA, FL Electric System, (Series Three 2008B-2: Senior Revenue Bonds) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 6/3/2020	11,625,000
29,520,000		JEA, FL Electric System, (Series Three 2008B-3) Weekly VRDNs, (Royal Bank of Canada LIQ), 0.300%, 6/3/2020	29,520,000
37,340,000		JEA, FL Water & Sewer System, (2008 Series B: Senior Revenue Bonds) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 6/3/2020	37,340,000
35,960,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1994), CP, 0.320%, Mandatory Tender 8/6/2020	35,960,000
8,000,000		Jacksonville, FL PCR (Florida Power & Light Co.), (Series 1995) Daily VRDNs, 0.120%, 6/1/2020	8,000,000
5,000,000		Manatee County, FL (Florida Power & Light Co.), Pollution Control Revenue Refunding Bonds (Series 1994) Daily VRDNs, 0.080%, 6/1/2020	5,000,000
20,375,000		Martin County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.110%, 6/1/2020	20,375,000
3,895,000		Miami-Dade County, FL Water & Sewer, Tender Option Bond Trust Certificates (Series 2019-XX1109) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/4/2020	3,895,000
5,000,000		Orange County, FL IDA (Central Florida Kidney Centers, Inc.), (Series 2000) Weekly VRDNs, (Truist Bank LOC), 0.160%, 6/3/2020	5,000,000
65,000,000		Orange County, FL School Board, Stage Trust 3a-7 (Series 2020-001) VRENs, (Wells Fargo Bank, N.A. LIQ), 0.290%, 6/4/2020	65,000,000
4,785,000		Orange County, FL, Health Facilities Authority (Lakeside Behavioral Healthcare, Inc.), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.160%, 6/3/2020	4,785,000
16,500,000		Polk County, FL IDA (Baycare Health System), (Series 2014A-2) VRENs, 0.440%, 6/4/2020	16,500,000
4,400,000		Putnam County, FL Development Authority (Florida Power & Light Co.), (PCR: Series 1994) Daily VRDNs, 0.080%, 6/1/2020	4,400,000
Annual Shareholder Report
4

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—continued
$84,875,000		St. Lucie County, FL PCRB (Florida Power & Light Co.), (Series 2000) Daily VRDNs, 0.110%, 6/1/2020	$84,875,000
18,000,000		Sunshine State Governmental Finance Commission, FL (Orlando, FL), Callable Tax-Exempt Notes (Series H), CP, (JPMorgan Chase Bank, N.A. LIQ), 1.100%, Mandatory Tender 7/23/2020	18,000,000
7,000,000		Tampa-Hillsborough County, FL Expressway Authority, RBC Muni Products (Series G-113) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 7/1/2020	7,000,000
36,800,000		Volusia County, FL Hospital Authority (Halifax Hospital Medical Center, FL), PUTTERs 3a-7 (Series 5032) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	36,800,000
		TOTAL	501,830,000
		Georgia—2.4%
3,750,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Certificates (Series 2020-XM0825) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/4/2020	3,750,000
1,680,000		Brookhaven Development Authority, GA (Children’s Healthcare of Atlanta, Inc.), Tender Option Bond Trust Receipts (Series 2019-XG0224) Weekly VRDNs, (Bank of America N.A. LIQ), 0.190%, 6/4/2020	1,680,000
4,000,000		Fulton County, GA, Solar Eclipse (Series 2017-0007) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.170%, 6/4/2020	4,000,000
6,500,000		Georgia State HFA, Tender Option Bond Trust Certificates (Series 2018-ZF2614) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.170%, 6/4/2020	6,500,000
4,000,000		Georgia State HFA, Tender Option Bond Trust Receipts (Series 2018-ZF0653) Weekly VRDNs, (Bank of America N.A. LIQ), 0.180%, 6/4/2020	4,000,000
5,000,000		Georgia State Road and Tollway Authority, Federal Highway Grant Anticipation Revenue Refunding Bonds (Series 2017B), 5.000%, 6/1/2020	5,000,000
52,790,000		Main Street Natural Gas, Inc., GA, (Series 2010 A1) TOBs, (Royal Bank of Canada LOC), 0.260%, Optional Tender 6/1/2020	52,790,000
12,520,000		Main Street Natural Gas, Inc., GA, (Series 2010 A2) TOBs, (Royal Bank of Canada LOC), 0.260%, Optional Tender 6/1/2020	12,520,000
2,500,000		Monroe County, GA Development Authority Pollution Control (Oglethorpe Power Corp.), (Series 2010A) Weekly VRDNs, (Truist Bank LOC), 0.200%, 6/3/2020	2,500,000
2,500,000		Paulding County, GA Hospital Authority (Wellstar Health System, Inc.), (Series 2012B) Weekly VRDNs, (Bank of America N.A. LOC), 0.160%, 6/4/2020	2,500,000
Annual Shareholder Report
5

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Georgia—continued
$9,000,000		Roswell, GA Housing Authority (Belcourt Ltd.), MFH Refunding Revenue Bonds (Series 1988A) Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.190%, 6/3/2020	$9,000,000
		TOTAL	104,240,000
		Hawaii—0.2%
8,400,000		Hawaii State Department of Budget & Finance (Queen’s Health Systems), (2015 Series B) VRENs, 0.590%, 6/4/2020	8,400,000
		Idaho—0.1%
3,850,000		Idaho Health Facilities Authority (Trinity Healthcare Credit Group), (Series 2013ID) TOBs, 0.700%, Mandatory Tender 8/3/2020	3,850,000
		Illinois—1.4%
600,000		Chicago, IL MFH Revenue (Churchview Manor Senior Apartments), (Series 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.360%, 6/4/2020	600,000
16,000,000		Chicago, IL Sales Tax, Tender Option Bond Trust Receipt (Series 2019-XF0779) Weekly VRDNs, (Build America Mutual Assurance INS)/(Toronto Dominion Bank LIQ), 0.190%, 6/4/2020	16,000,000
10,975,000		Macon County, IL School District #61 (Decatur), Tender Option Bond Trust Certificates (Series 2020-XM0855) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	10,975,000
33,750,000		Sales Tax Securitization Corp., IL, Tender Option Bond Trust Certificates (Series 2018-XM0714) Weekly VRDNs, (Build America Mutual Assurance INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	33,750,000
		TOTAL	61,325,000
		Indiana—1.0%
31,240,000		Indiana Development Finance Authority (Archer-Daniels-Midland Co.), (Series 2012) Weekly VRDNs, 0.150%, 6/3/2020	31,240,000
4,035,000		Jasper County, IN EDA (T & M LP), (Series 2010B) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	4,035,000
6,500,000		Jasper County, IN EDA (T & M LP), (Series 2010C) Weekly VRDNs, (AgriBank FCB LOC), 0.240%, 6/4/2020	6,500,000
		TOTAL	41,775,000
		Kentucky—0.6%
14,245,000		Georgetown, KY (Georgetown College), (Series 2006) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/5/2020	14,245,000
5,105,000		Kentucky Bond Development Corp. (Kentucky Wired Infrastructure Company, Inc.), Tender Option Bond Trust Certificates (Series 2020-XX1124) Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.180%, 6/4/2020	5,105,000
Annual Shareholder Report
6

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—continued
$7,500,000		Kentucky State Property & Buildings Commission, RBC Muni Products (Series G-116) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Mandatory Tender 11/2/2020	$7,500,000
		TOTAL	26,850,000
		Louisiana—3.3%
60,000,000		Ascension Parish, LA IDB (BASF Corp.), (Series 2009) Weekly VRDNs, (GTD by BASF SE), 1.390%, 6/3/2020	60,000,000
5,100,000		East Baton Rouge Parish, LA, Road and Street Improvement Sales Tax Revenue Refunding Bonds (Series 2008A) Weekly VRDNs, (Citibank N.A., New York LOC), 0.140%, 6/3/2020	5,100,000
965,000		Louisiana Local Government Environmental Facilities CDA (The Academy of the Sacred Heart of New Orleans), (Series 2004) Weekly VRDNs, (FHLB of Dallas LOC), 0.260%, 6/3/2020	965,000
4,335,000		Louisiana State, RBC Muni Products (Series 2018 G-22) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	4,335,000
75,000,000		St. James Parish, LA (NuStar Logistics LP), (Series 2011) Weekly VRDNs, (Bank of Nova Scotia, Toronto LOC), 2.200%, 6/3/2020	75,000,000
		TOTAL	145,400,000
		Maryland—1.6%
5,000,000		Baltimore, MD Wastewater Utility, (RBC Muni Products Series G-28) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.360%, Optional Tender 7/1/2020	5,000,000
580,000		Howard County, MD Revenue Bonds (Bluffs at Clarys Forest Apartments), (Series 1995) Weekly VRDNs, (Manufacturers & Traders Trust Co., Buffalo, NY LOC), 0.250%, 6/2/2020	580,000
1,050,000		Maryland State Health & Higher Educational Facilities Authority (University of Maryland Medical System Corporation), (Series 2008D) Daily VRDNs, (TD Bank, N.A. LOC), 0.060%, 6/1/2020	1,050,000
5,675,000		Maryland State Health & Higher Educational Facilities Authority, (Series 1985B) Weekly VRDNs, (TD Bank, N.A. LOC), 0.120%, 6/3/2020	5,675,000
8,690,000		Maryland State, (State and Local Facilities Loan of 2017, Series C), 5.000%, 8/1/2020	8,733,898
18,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.120%, Mandatory Tender 6/1/2020	18,000,000
22,000,000		Montgomery County, MD (Trinity Healthcare Credit Group), (Series 2013MD) TOBs, 1.120%, Mandatory Tender 9/1/2020	22,000,000
9,000,000		Montgomery County, MD, (2010 Series B), CP, 0.250%, Mandatory Tender 7/8/2020	9,000,000
		TOTAL	70,038,898
Annual Shareholder Report
7

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Massachusetts—1.4%
$400,000		Commonwealth of Massachusetts, (Series 2000A) Weekly VRDNs, (Citibank N.A., New York LIQ), 0.120%, 6/4/2020	$400,000
9,000,000		Commonwealth of Massachusetts, Clipper Tax-Exempt Certificates Trust (Series 2009-69) TOBs, (State Street Bank and Trust Co. LIQ), 0.320%, Optional Tender 8/24/2020	9,000,000
4,939,121		Hanover, MA BANs, 2.000%, 2/25/2021	4,976,741
4,914,298		Ipswich, MA BANs, 1.750%, 5/21/2021	4,940,178
17,875,000		Massachusetts Bay Transportation Authority General Transportation System, (Series A), CP, (Toronto Dominion Bank LIQ), 0.600%, Mandatory Tender 6/10/2020	17,875,000
8,380,000		Massachusetts Bay Transportation Authority Sales Tax Revenue, Clipper Tax-Exempt Certificates Trust (Series 2009-47) TOBs, (State Street Bank and Trust Co. LIQ), 0.290%, Optional Tender 8/20/2020	8,380,000
425,000		Massachusetts HEFA (Baystate Medical Center), (Series J-2) Daily VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.050%, 6/1/2020	425,000
850,000		Massachusetts School Building Authority, Tender Option Bond Trust Certificates (2016-XX1008) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.170%, 6/4/2020	850,000
4,045,000		Rowley, MA BANs, 1.750%, 12/18/2020	4,057,027
10,000,000		Somerville, MA, (Series A) BANs, 2.000%, 6/4/2021	10,158,900
		TOTAL	61,062,846
		Michigan—4.0%
60,000,000		Eastern Michigan University (Board of Regents of), Golden Blue (3a-7) 2018-009 Weekly VRDNs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC)/(Build America Mutual Assurance INS), 0.180%, 6/4/2020	60,000,000
5,000,000		Eastern Michigan University (Board of Regents of), Tender Option Bond Trust Certificates (Series 2018-ZF2620) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	5,000,000
4,000,000		Jackson County, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2650) Weekly VRDNs, (Citibank N.A., New York LIQ)/(Michigan School Bond Qualification and Loan Program COL), 0.240%, 6/4/2020	4,000,000
610,000		Lenawee County, MI EDC (Siena Heights University), (Series 2009) Weekly VRDNs, (FHLB of Chicago LOC), 0.160%, 6/4/2020	610,000
20,000,000		Michigan Finance Authority Local Government Loan Program, State Aid Revenue Notes (Series 2019 A-2) RANs, (JPMorgan Chase Bank, N.A. LOC), 2.000%, 8/20/2020	20,030,208
2,670,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0784) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	2,670,000
Annual Shareholder Report
8

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Michigan—continued
$3,335,000		Michigan State Finance Authority Revenue (McLaren Health Care Corp.), Tender Option Bond Trust Receipts (Series 2019-ZF0790) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	$3,335,000
11,500,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.120%, Mandatory Tender 6/1/2020	11,500,000
14,000,000		Michigan State Finance Authority Revenue (Trinity Healthcare Credit Group), (Series 2013MI-1) TOBs, 1.120%, Mandatory Tender 9/1/2020	14,000,000
12,180,000		Michigan State Strategic Fund (Henry Ford Museum & Greenfield Village) Daily VRDNs, (Comerica Bank LOC), 0.080%, 6/1/2020	12,180,000
3,065,000		Michigan Strategic Fund (Washtenaw Christian Academy), (Series 2008) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/5/2020	3,065,000
1,180,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2002) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	1,180,000
22,300,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2003) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	22,300,000
11,685,000		St. Joseph, MI Hospital Finance Authority (Lakeland Hospitals at Niles & St. Joseph Obligated Group), (Series 2006) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(JPMorgan Chase Bank, N.A. LIQ), 0.240%, 6/4/2020	11,685,000
4,000,000		Trenton, MI Public Schools, Tender Option Bond Trust Certificates (Series 2018-XF2651) Weekly VRDNs, (Citibank N.A., New York LIQ)/(GTD by Michigan School Bond Qualification and Loan Program), 0.240%, 6/4/2020	4,000,000
		TOTAL	175,555,208
		Minnesota—0.1%
2,642,000		St. Louis Park, MN (Parkshore Senior Campus, LLC), (Series 2004) Weekly VRDNs, (FHLMC LOC), 0.220%, 6/4/2020	2,642,000
		Mississippi—0.2%
8,150,000		Perry County, MS (Georgia-Pacific LLC), (Series 2002) Weekly VRDNs, 0.240%, 6/4/2020	8,150,000
		Missouri—0.2%
10,000,000		Missouri State HEFA (Stowers Institute for Medical Research), RBC Muni Products (Series 2018 C-16) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.210%, 6/4/2020	10,000,000
Annual Shareholder Report
9

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Multi-State—8.2%
$156,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 4) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.190%, 6/4/2020	$156,000,000
6,000,000		Nuveen AMT-Free Municipal Credit Income Fund, (Series 5) Weekly VRDPs, (Societe Generale, Paris LIQ), 0.190%, 6/4/2020	6,000,000
115,400,000		Nuveen Enhanced AMT-Free Municipal Credit Opportunities Fund, (Series 2) Weekly VRDPs, (JPMorgan Chase Bank, N.A. LIQ), 0.210%, 6/4/2020	115,400,000
80,800,000		Nuveen Enhanced AMT-Free Quality Municipal Income Fund, (Series 4) Weekly VRDPs, (Barclays Bank PLC LIQ), 0.190%, 6/4/2020	80,800,000
		TOTAL	358,200,000
		Nevada—0.1%
3,650,000		Nevada System of Higher Education, Tender Option Bond Trust Certificates (2020-XF2858) Weekly VRDNs, (Barclays Bank PLC LIQ), 0.210%, 6/4/2020	3,650,000
		New Jersey—4.8%
2,420,000		Alpha Borough, NJ BANs, 1.750%, 11/24/2020	2,424,014
4,238,500		Bernardsville, NJ BANs, 2.500%, 4/23/2021	4,268,255
6,847,000		Carteret, NJ BANs, 2.000%, 11/25/2020	6,868,549
4,144,470		Cherry Hill, NJ BANs, 2.250%, 6/3/2020	4,144,606
7,067,345		Clinton Township, NJ BANs, 1.750%, 3/18/2021	7,116,309
9,700,000		Cranford Township, NJ BANs, 1.750%, 5/14/2021	9,745,495
5,310,000		Cresskill Borough, NJ BANs, 1.750%, 10/15/2020	5,316,807
2,289,725		Essex Fells, NJ BANs, 1.500%, 12/15/2020	2,292,147
5,025,625		Glen Ridge, NJ BANs, 1.750%, 7/17/2020	5,028,443
2,615,000		Kenilworth, NJ BANs, 1.750%, 3/5/2021	2,630,721
3,360,850		Kinnelon, NJ BANs, 1.750%, 3/5/2021	3,378,245
2,367,000		Logan Township, NJ BANs, 1.750%, 10/21/2020	2,370,168
9,500,000		Lyndhurst Township, NJ BANs, 2.000%, 5/6/2021	9,534,682
6,478,000		Middlesex County, NJ BANs, 2.000%, 6/3/2021	6,580,936
10,310,000		New Jersey Economic Development Authority, Tender Option Bond Trust Receipts (2019-XG0261) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.180%, 6/4/2020	10,310,000
17,050,000		New Jersey Economic Development Authority, Tender Option Bond Trust Receipts (Series 2019-XG0260) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.180%, 6/4/2020	17,050,000
2,000,000		New Jersey Turnpike Authority, RBC Muni Products (Series G-119) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.290%, Optional Tender 7/1/2020	2,000,000
31,369,000		North Bergen Township, NJ BANs, 1.500%, 4/28/2021	31,509,629
Annual Shareholder Report
10

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New Jersey—continued
$10,627,300		North Plainfield, NJ, (Series A) BANs, 1.750%, 12/9/2020	$10,651,380
7,510,000		Paramus, NJ BANs, 1.500%, 10/16/2020	7,515,258
10,585,000		Pennsauken Township, NJ, (Series A) BANs, 1.250%, 6/10/2021	10,651,050
7,850,000		Pennsauken Township, NJ, Bans Series A BANs, 2.000%, 6/16/2020	7,851,265
4,625,000		Plainfield, NJ BANs, 2.000%, 8/20/2020	4,636,968
2,500,000		Point Pleasant, NJ BANs, 1.750%, 10/16/2020	2,503,227
13,107,900		South Orange ViIlage Township, NJ BANs, 2.250%, 7/9/2020	13,117,685
3,436,000		Sparta Township, NJ BANs, 2.000%, 10/2/2020	3,442,709
4,650,000		Spotswood, NJ, (Series A) BANs, 1.750%, 12/16/2020	4,661,169
2,370,250		Tabernacle Township, NJ, (2019 Series A) BANs, 1.500%, 12/18/2020	2,372,679
6,443,400		Vernon Township, NJ BANs, 1.000%, 3/19/2021	6,453,571
5,314,000		Waldwick, NJ BANs, 2.000%, 7/24/2020	5,317,938
		TOTAL	211,743,905
		New York—14.0%
28,445,000		Amityville, NY Union Free School District BANs, 2.250%, 6/19/2020	28,456,233
1,800,000		Belleville Henderson, NY CSD BANs, 2.000%, 7/24/2020	1,801,282
8,260,000		Corning, NY City School District, (2019 Series B) BANs, 1.750%, 6/18/2020	8,261,400
26,295,000		Geneva, NY City School District BANs, 2.000%, 6/26/2020	26,304,545
4,900,000		Geneva, NY City School District BANs, 2.000%, 7/17/2020	4,903,032
8,000,000		Hauppauge, NY Union Free School District TANs, 1.750%, 6/26/2020	8,005,909
13,500,000		Horseheads, NY CSD BANs, 2.250%, 6/25/2020	13,507,020
6,200,000		Lyndonville, NY CSD BANs, 2.000%, 6/11/2020	6,200,649
6,000,000		Manhasset, NY Union Free School District TANs, 1.750%, 6/25/2020	6,001,440
6,990,000		Mechanicville, NY City School District BANs, 1.000%, 6/18/2021	7,006,986
4,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), (Series 2012A-2) Weekly VRDNs, (Bank of Montreal LOC), 0.200%, 6/4/2020	4,000,000
5,490,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Tender Option Bond Trust Receipts (Series 2018-XM0697) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.210%, 6/4/2020	5,490,000
5,000,000		Middletown, NY BANs, 2.000%, 8/27/2020	5,006,900
3,500,000		Mineola, NY Union Free School District TANs, 1.750%, 6/19/2020	3,500,578
8,110,000		New York City, NY Municipal Water Finance Authority Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.080%, 6/1/2020	8,110,000
Annual Shareholder Report
11

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$11,495,000		New York City, NY Municipal Water Finance Authority, (Fiscal 2014 AA-6 Bonds) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.070%, 6/1/2020	$11,495,000
32,575,000		New York City, NY Municipal Water Finance Authority, (Series 2013AA-2) Weekly VRDNs, (MUFG Bank Ltd. LIQ), 0.140%, 6/4/2020	32,575,000
11,400,000		New York City, NY Municipal Water Finance Authority, (Series 2017-BB) Daily VRDNs, (State Street Bank and Trust Co. LIQ), 0.080%, 6/1/2020	11,400,000
29,260,000		New York City, NY Municipal Water Finance Authority, (Series A-1) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.060%, 6/1/2020	29,260,000
5,065,000		New York City, NY Municipal Water Finance Authority, Fiscal 2012 (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.060%, 6/1/2020	5,065,000
87,485,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2007 Series C-C1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.160%, 6/4/2020	87,485,000
23,755,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-1) Daily VRDNs, (TD Bank, N.A. LIQ), 0.060%, 6/1/2020	23,755,000
3,630,000		New York City, NY Municipal Water Finance Authority, Second General Resolution (Fiscal 2011 Series DD-3B) Daily VRDNs, (CALSTRS (California State Teachers’ Retirement System) LIQ), 0.070%, 6/1/2020	3,630,000
36,610,000		New York City, NY Transitional Finance Authority, (Series 2015A-3) Daily VRDNs, (Mizuho Bank Ltd. LIQ), 0.080%, 6/1/2020	36,610,000
10,075,000		New York City, NY Transitional Finance Authority, Fiscal 2003 (Series A-4) Daily VRDNs, (TD Bank, N.A. LIQ), 0.060%, 6/1/2020	10,075,000
20,000,000		New York City, NY, (Fiscal 2006 Series F-3) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LOC), 0.190%, 6/4/2020	20,000,000
12,780,000		New York City, NY, (Fiscal 2006 Series I-4) Daily VRDNs, (TD Bank, N.A. LOC), 0.060%, 6/1/2020	12,780,000
4,000,000		New York City, NY, (Fiscal 2012 Series A-4) Weekly VRDNs, (MUFG Bank Ltd. LOC), 0.140%, 6/4/2020	4,000,000
6,000,000		New York City, NY, (Series 2019 D-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.060%, 6/1/2020	6,000,000
15,910,000		New York City, NY, (Subseries A-2) Daily VRDNs, (Mizuho Bank Ltd. LOC), 0.070%, 6/1/2020	15,910,000
6,000,000		New York City, NY, 2015 Series F (Subseries F-5) Daily VRDNs, (Barclays Bank PLC LIQ), 0.060%, 6/1/2020	6,000,000
20,000,000		New York City, NY, Fiscal 2018 (Subseries B-4) Daily VRDNs, (Barclays Bank PLC LIQ), 0.060%, 6/1/2020	20,000,000
Annual Shareholder Report
12

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,900,000		New York City, NY, RBC Muni Products (Series E-118) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.100%, 6/1/2020	$4,900,000
5,200,000		New York State Urban Development Corp. (New York State Personal Income Tax Revenue Bond Fund), State Facilities and Equipment (Series 2004A3-A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.140%, 6/4/2020	5,200,000
50,000,000		Nuveen New York AMT-Free Quality Municipal Income Fund, (Series 2) Weekly VRDPs, (Citibank N.A., New York LIQ), 0.170%, 6/4/2020	50,000,000
3,250,000		Red Hook, NY CSD BANs, 1.750%, 6/25/2020	3,250,524
7,100,000		Rye, NY, (Series 2019A) BANs, 1.750%, 10/2/2020	7,108,685
3,662,000		Salina, NY BANs, 1.250%, 6/11/2021	3,685,657
12,480,000		Schoharie, NY CSD BANs, 2.000%, 6/26/2020	12,485,049
2,627,200		Sidney, NY CSD BANs, 2.000%, 8/7/2020	2,629,759
14,555,000		Silver Creek, NY CSD BANs, 2.000%, 7/24/2020	14,567,037
2,562,188		South Colonie, NY CSD BANs, 2.000%, 8/14/2020	2,565,048
6,000,000		Springs, NY UFSD TANs, 2.000%, 6/25/2020	6,002,339
16,803,400		Troy, NY Enlarged CSD BANs, 2.000%, 6/11/2020	16,805,204
7,987,000		Tuckahoe, NY Union Free School District, (2019 Series B) BANs, 1.750%, 8/7/2020	7,992,322
5,000,000		Voorheesville, NY CSD BANs, 2.000%, 8/21/2020	5,008,189
		TOTAL	614,795,787
		North Carolina—0.4%
15,680,000		Charlotte-Mecklenburg Hospital Authority, NC (Atrium Health (previously Carolinas HealthCare) System), (Series 2007E) Daily VRDNs, (TD Bank, N.A. LOC), 0.060%, 6/1/2020	15,680,000
		Ohio—3.3%
8,710,000		Allen County, OH (Bon Secours Mercy Health), (Series 2010C) Daily VRDNs, (BMO Harris Bank, N.A. LOC), 0.070%, 6/1/2020	8,710,000
3,000,000		Avon, OH Local School District BANs, 2.000%, 9/30/2020	3,009,128
3,275,000		Avon, OH, Water System Improvement Revenue Bonds BANs, 2.000%, 1/28/2021	3,294,180
1,000,000		Broadview Heights City, OH BANs, 2.500%, 4/29/2021	1,007,149
33,700,000		Erie County, OH Hospital Facilities (Firelands Regional Medical Center), (2019-BAML5019) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 6/4/2020	33,700,000
4,000,000		Euclid, OH City School District, (RBC Muni Products G-39) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	4,000,000
320,000		Franklin County, OH Hospital Facility Authority (U.S. Health Corp. of Columbus), Series A Weekly VRDNs, (Northern Trust Co., Chicago, IL LOC), 0.140%, 6/4/2020	320,000
Annual Shareholder Report
13

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$7,750,000		Franklin County, OH Mortgage Revenue (Trinity Healthcare Credit Group), (Series 2013OH) TOBs, 0.700%, Mandatory Tender 8/3/2020	$7,750,000
2,000,000		Grove City, OH BANs, 2.000%, 3/3/2021	2,013,403
1,000,000		Hilliard, OH BANs, 2.625%, 10/30/2020	1,004,192
15,000,000		Lakewood, OH BANs, 2.000%, 3/24/2021	15,144,788
7,780,000		Lorain County, OH, (Series C) BANs, 2.000%, 5/7/2021	7,830,078
2,270,000		Marysville, OH BANs, 2.000%, 3/25/2021	2,290,133
23,640,000		Middletown, OH (Premier Health Partners Obligated Group), Golden Blue (Series 2017-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	23,640,000
1,050,000		North Olmsted, OH BANs, 2.000%, 3/10/2021	1,057,220
3,000,000		North Ridgeville, OH BANs, 2.000%, 3/11/2021	3,021,855
14,800,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Barclays Golden Blue (Series 2020-002) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	14,800,000
5,000,000		Ohio University, (RBC Muni Products Series G-27) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 6/1/2020	5,000,000
1,385,000		Olmsted Falls, OH BANs, (GTD by Ohio State), 1.000%, 6/10/2021	1,392,714
1,600,000		Strongsville, OH BANs, 2.000%, 6/10/2021	1,617,120
2,538,000		Twinsburg, OH BANs, 2.000%, 2/25/2021	2,548,898
1,400,000		Woodmere Village, OH BANs, (GTD by Ohio State), 2.000%, 10/1/2020	1,402,665
		TOTAL	144,553,523
		Oklahoma—0.1%
3,410,000		Oklahoma Development Finance Authority (OU Medicine), Tender Option Bond Trust Receipts (Series 2018-XG0210) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 6/4/2020	3,410,000
		Oregon—0.3%
14,600,000		Oregon State Facilities Authority (PeaceHealth), (2018 Series B) Daily VRDNs, (TD Bank, N.A. LOC), 0.060%, 6/1/2020	14,600,000
		Pennsylvania—5.3%
3,100,000		Allegheny County, PA HDA (Dialysis Clinic, Inc.), (Series 1997) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/4/2020	3,100,000
28,700,000		Allegheny County, PA HDA (UPMC Health System), (Series E-110) Daily VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.100%, 6/1/2020	28,700,000
Annual Shareholder Report
14

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$9,960,000		Allegheny County, PA HDA (UPMC Health System), Tender Option Bond Trust Receipts (Series 2019-XM0758) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.300%, 6/4/2020	$9,960,000
1,225,000		Beaver County, PA IDA (Concordia Lutheran Obligated Group), (Series 2018A) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.140%, 6/4/2020	1,225,000
4,490,000		Berks County, PA IDA (Tower Health), Tender Option Bond Trust Certificates (Series 2018-XL0061) Weekly VRDNs, (GTD by Citibank N.A., New York)/(Citibank N.A., New York LIQ), 0.200%, 6/4/2020	4,490,000
7,830,000		Butler County, PA General Authority (Iroquois School District), (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 6/4/2020	7,830,000
1,370,000		Butler County, PA Hospital Authority (Concordia Lutheran Obligated Group), (Series A of 2012) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.140%, 6/4/2020	1,370,000
1,300,000		Haverford Twp, PA School District, (Series 2009) Weekly VRDNs, (TD Bank, N.A. LOC), 0.120%, 6/4/2020	1,300,000
1,640,000		Lancaster, PA IDA (Willow Valley Retirement Communities), (Series A of 2009) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.120%, 6/4/2020	1,640,000
7,875,000		Lehigh County, PA General Purpose Authority (St. Luke’s University Health Network), Golden Blue 3a-7 (Series 2019-003) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	7,875,000
3,000,000		Mercer County, PA, (Series 2011) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.120%, 6/4/2020	3,000,000
2,700,000		Pennsylvania State Higher Education Facilities Authority (University of Pennsylvania Health System), (2008 Series A) Weekly VRDNs, (Bank of America N.A. LOC), 0.140%, 6/3/2020	2,700,000
4,750,000		Pennsylvania State Turnpike Commission, (Series 2017-ZM0535) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(Citibank N.A., New York LIQ), 0.220%, 6/1/2020	4,750,000
24,395,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5024) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	24,395,000
19,895,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5025) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	19,895,000
22,735,000		Pennsylvania State Turnpike Commission, PUTTERs (Series 5026) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	22,735,000
Annual Shareholder Report
15

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Pennsylvania—continued
$8,975,000		Pennsylvania State Turnpike Commission, Tender Option Bond Trust Certificates (Series 2020-XM0861) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Morgan Stanley Bank, N.A. LIQ), 0.220%, 6/4/2020	$8,975,000
2,600,000		Pennsylvania State University, (Series B of 2009) TOBs, 1.580%, Mandatory Tender 6/1/2020	2,600,000
2,000,000		Pennsylvania State University, Tender Option Bond Trust Receipts (Series 2020-XM0827) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.180%, 6/4/2020	2,000,000
4,200,000		Philadelphia, PA School District, Tender Option Bond Trust Receipts (Series 2020-XF0881) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Toronto Dominion Bank LIQ), 0.190%, 6/4/2020	4,200,000
37,055,000		Pittsburgh & Allegheny County, PA Sports & Exhibition Authority, (Series A of 2007) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(PNC Bank, N.A. LIQ), 0.130%, 6/4/2020	37,055,000
17,800,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019C) Weekly VRDNs, (Bank of America N.A. LIQ), 0.170%, 6/4/2020	17,800,000
4,930,000		Southcentral PA, General Authority (Wellspan Health Obligated Group), (Series 2019E) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.060%, 6/1/2020	4,930,000
11,000,000		State Public School Building Authority, PA (Philadelphia, PA School District), Tender Option Bond Trust Certificates (2016-XG0085) Weekly VRDNs, (Assured Guaranty Municipal Corp. INS)/(Credit Suisse AG LIQ), 0.260%, 6/4/2020	11,000,000
		TOTAL	233,525,000
		South Carolina—1.2%
16,500,000		County Square Redevelopment Corporation (Greenville County, SC), (Series 2020) BANs, 2.000%, 3/24/2021	16,672,613
3,880,000		South Carolina Jobs-EDA (Brashier Charter, LLC), (Series 2008) Weekly VRDNs, (Truist Bank LOC), 0.160%, 6/3/2020	3,880,000
18,000,000		South Carolina Jobs-EDA (Palmetto Health Alliance), (Series 2019-BAML5004) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 6/4/2020	18,000,000
12,670,000		South Carolina Transportation Infrastructure Bank, Tender Option Bond Trust Receipts (Series G-109) TOBs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.340%, Optional Tender 10/1/2020	12,670,000
		TOTAL	51,222,613
		Tennessee—0.1%
5,000,000		Metropolitan Government Nashville & Davidson County, TN HEFA (Meharry Medical College), (Series 2009) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.260%, 6/5/2020	5,000,000
Annual Shareholder Report
16

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Tennessee—continued
$1,190,000		Shelby County, TN Health Education & Housing Facilities Board (Methodist Le Bonheur Healthcare), (Series 2008A) Daily VRDNs, (Assured Guaranty Municipal Corp. INS)/(U.S. Bank, N.A. LIQ), 0.060%, 6/1/2020	$1,190,000
		TOTAL	6,190,000
		Texas—11.8%
8,545,000		Austin, TX Electric Utility System, Solar Eclipse (Series 2017-0008) Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/1/2020	8,545,000
700,000		Bexar County, TX Housing Finance Corp. (Summit Hills Apartments), (Series 2005A) Weekly VRDNs, (FHLMC LOC), 0.230%, 6/4/2020	700,000
50,000,000		Dallas, TX, (Series A), CP, 0.350%, Mandatory Tender 7/28/2020	50,000,000
27,125,000		Harris County, TX Cultural Education Facilities Finance Corp. (Baylor College of Medicine), Golden Blue (Series 2019-010) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 0.290%, 6/4/2020	27,125,000
50,000,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), (Subseries 2016B-1), CP, 1.300%, Mandatory Tender 6/22/2020	50,000,000
14,410,000		Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), PUTTERs (Series 5018) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ)/(JPMorgan Chase Bank, N.A. LOC), 0.100%, 6/1/2020	14,410,000
14,540,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), (Series 2016D) Weekly VRDNs, 0.170%, 6/3/2020	14,540,000
9,210,000		Harris County, TX HFDC (Methodist Hospital, Harris County, TX), (Subseries 2008A-1) Daily VRDNs, 0.060%, 6/1/2020	9,210,000
7,000,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.170%, Mandatory Tender 6/19/2020	7,000,000
12,750,000		Houston, TX Combined Utility System, (Series B-4), CP, (PNC Bank, N.A. LOC), 0.270%, Mandatory Tender 6/15/2020	12,750,000
8,000,000		Houston, TX, (Series B-3), CP, (MUFG Bank Ltd. LOC), 0.210%, Mandatory Tender 6/10/2020	8,000,000
10,000,000		Houston, TX, (Series B-3), CP, (MUFG Bank Ltd. LOC), 0.550%, Mandatory Tender 6/23/2020	10,000,000
7,400,000		Houston, TX, RBC Muni Products (Series 2018 G-21) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	7,400,000
4,550,000		Pasadena, TX ISD, (Series 2005-B) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/4/2020	4,550,000
7,500,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002B) Weekly VRDNs, 0.250%, 6/3/2020	7,500,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$25,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), (Series 2010) Weekly VRDNs, (GTD by Total S.A.), 0.300%, 6/3/2020	$25,000,000
41,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (TOTAL Petrochemicals USA, Inc.), Exempt Facilities Revenue Bonds (Series 2009) Weekly VRDNs, (GTD by Total S.A.), 0.300%, 6/3/2020	41,000,000
10,000,000		San Antonio, TX Electric & Gas System, (2012 Series A), CP, 1.150%, Mandatory Tender 7/1/2020	10,000,000
3,800,000		San Antonio, TX Electric & Gas System, (2012 Series B), CP, (State Street Bank and Trust Co. LIQ)/(Wells Fargo Bank, N.A. LIQ), 0.790%, Mandatory Tender 9/10/2020	3,800,000
4,000,000		South Texas CCD, (RBC Muni Products G-35) Weekly VRDNs, (Royal Bank of Canada LIQ)/(Royal Bank of Canada LOC), 0.170%, 6/4/2020	4,000,000
5,950,000		Texas State Transportation Commission—State Highway Fund, First Tier Revenue Bonds (Series 2014-B1) Weekly VRDNs, (Sumitomo Mitsui Banking Corp. LIQ), 0.160%, 6/3/2020	5,950,000
133,075,000		Texas State, (Series 2019) TRANs, 4.000%, 8/27/2020	133,888,415
4,090,000		Texas State, Veterans Bonds, Series 2018 Weekly VRDNs, (FHLB of Dallas LIQ), 0.170%, 6/3/2020	4,090,000
56,000,000		Texas State, Veterans Bonds, Series 2019 Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.150%, 6/3/2020	56,000,000
3,600,000		Texas State, Veterans Bonds, Series 2020 Weekly VRDNs, (FHLB of Dallas LIQ), 0.120%, 6/3/2020	3,600,000
		TOTAL	519,058,415
		Utah—3.5%
23,760,000		Granite, UT School District, (Series 2019), 5.000%, 6/1/2020	23,760,000
110,320,000		Riverton, UT Hospital Revenue Authority (IHC Health Services, Inc.), Stage Trust (Series 2012-33C) VRENs, (GTD by Wells Fargo Bank, N.A.)/(Wells Fargo Bank, N.A. LIQ), 0.310%, 6/4/2020	110,320,000
14,865,000		Salt Lake County, UT Research Facility (Huntsman Cancer Foundation), BAML 3a-7 CE (Series 2019-BAML5015) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.310%, 6/4/2020	14,865,000
3,000,000		Weber County, UT (IHC Health Services, Inc.), (Series 2000C) Daily VRDNs, (Bank of New York Mellon, N.A. LIQ), 0.060%, 6/1/2020	3,000,000
		TOTAL	151,945,000
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Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Virginia—1.3%
$10,800,000		Fairfax County, VA EDA (Mount Vernon Ladies’ Association of the Union), (Series 2007) Weekly VRDNs, (Truist Bank LOC), 0.160%, 6/3/2020	$10,800,000
1,250,000		Hampton Roads, VA Transportation Accountability Commission, (Series 2018-ZM0629) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.170%, 6/4/2020	1,250,000
2,325,000		Loudoun County, VA IDA (Howard Hughes Medical Institute), (Series 2003F) Weekly VRDNs, 0.150%, 6/1/2020	2,325,000
2,000,000		Norfolk, VA EDA (Sentara Health Systems Obligation Group), (Series 2016A) Weekly VRDNs, 0.150%, 6/3/2020	2,000,000
30,555,000		Suffolk, VA EDA (Sentara Health Systems Obligation Group), Eagles (Series 2017-0005) Weekly VRDNs, (Citibank N.A., New York LIQ), 0.170%, 6/4/2020	30,555,000
6,030,000		Virginia Small Business Financing Authority (Bon Secours Mercy Health), Tender Option Bond Trust Receipts (Series 2020-XF0926) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.290%, 6/4/2020	6,030,000
3,100,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008A) Weekly VRDNs, (PNC Bank, N.A. LOC), 0.090%, 6/4/2020	3,100,000
845,000		Virginia Small Business Financing Authority (Carilion Health System Obligated Group), (Series 2008B) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.120%, 6/4/2020	845,000
		TOTAL	56,905,000
		Washington—1.6%
22,000,000		Port of Tacoma, WA, (Series 2008B) Weekly VRDNs, (Bank of America N.A. LOC), 0.160%, 6/3/2020	22,000,000
50,000,000		Washington State Health Care Facilities Authority (Providence St. Joseph Health), (Series 2012D) Weekly VRDNs, (U.S. Bank, N.A. LIQ), 0.130%, 6/4/2020	50,000,000
		TOTAL	72,000,000
		West Virginia—0.0%
1,475,000		Morgantown, WV Combined Utility System (Morgantown Utility Board, Inc.), Tender Option Bond Trust Receipts (Series 2018-ZF0672) Weekly VRDNs, (Bank of America N.A. LIQ)/(Bank of America N.A. LOC), 0.190%, 6/4/2020	1,475,000
		Wisconsin—2.5%
5,000,000		Milwaukee County, WI Metropolitan Sewer District, Solar Eclipse 2017-0036 Daily VRDNs, (U.S. Bank, N.A. LIQ), 0.100%, 6/1/2020	5,000,000
2,375,000		Wisconsin State HEFA (Wisconsin Lutheran Child & Family Services, Inc.), (Series 2008) Weekly VRDNs, (BMO Harris Bank, N.A. LOC), 0.470%, 6/4/2020	2,375,000
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19

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Wisconsin—continued
$29,410,000		Wisconsin State, (Series 13-A), CP, 1.200%, Mandatory Tender 7/2/2020	$29,410,000
37,469,000		Wisconsin State, (Series 16-A), CP, 1.200%, Mandatory Tender 7/2/2020	37,469,000
33,800,000		Wisconsin State, (Series A) Weekly VRDNs, 0.129%, 6/1/2020	33,800,000
		TOTAL	108,054,000
		TOTAL INVESTMENT IN SECURITIES—101.2% (AT AMORTIZED COST)[2]	4,442,212,057
		OTHER ASSETS AND LIABILITIES - NET—(1.2)%[3]	(51,423,805)
		TOTAL NET ASSETS—100%	$4,390,788,252
At May 31, 2020, the Fund held no securities that are subject to the federal alternative minimum tax (AMT) (unaudited).
1	Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Also represents cost for federal tax purposes.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2020.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
In valuing the Fund’s assets, as of May 31, 2020, all investments of the Fund are valued using amortized cost, which is a methodology utilizing Level 2 inputs.
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20

The following acronyms are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
CCD	—Community College District
CDA	—Community Development Authority
COL	—Collateralized
CP	—Commercial Paper
CPX	—Commercial Paper Extendible
CSD	—Central School District
EDA	—Economic Development Authority
EDC	—Economic Development Commission
FHLB	—Federal Home Loan Bank
FHLMC	—Federal Home Loan Mortgage Corporation
GTD	—Guaranteed
HDA	—Hospital Development Authority
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
ISD	—Independent School District
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
MFH	—Multi-Family Housing
PCR	—Pollution Control Revenue
PCRB(s)	—Pollution Control Revenue Bond(s)
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SIFMA	—Securities Industry and Financial Markets Association
TANs	—Tax Anticipation Notes
TOBs	—Tender Option Bonds
TRANs	—Tax and Revenue Anticipation Notes
UFSD	—Union Free School District
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
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21

Financial Highlights–Wealth Shares
(For a Share Outstanding Throughout Each Period)
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended July 31,
			2018	2017	2016	2015
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Income From Investment Operations:
Net investment income	0.012	0.012	0.010	0.006	0.000[2]	0.000[2]
Net realized gain	0.000[2]	0.000[2]	0.000[2]	0.002	0.000[2]	0.000[2]
TOTAL FROM INVESTMENT OPERATIONS	0.012	0.012	0.010	0.008	0.000[2]	0.000[2]
Less Distributions:
Distributions from net investment income	(0.012)	(0.012)	(0.010)	(0.006)	(0.000)[2]	(0.000)[2]
Distributions from net realized gain	(0.000)[2]	(0.000)[2]	(0.000)[2]	(0.002)	(0.000)[2]	(0.000)[2]
TOTAL DISTRIBUTIONS	(0.012)	(0.012)	(0.010)	(0.008)	(0.000)[2]	(0.000)[2]
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00
Total Return[3]	1.19%	1.22%	1.03%	0.77%	0.11%	0.02%
Ratios to Average Net Assets:
Net expenses[4]	0.21%	0.21%[5]	0.21%	0.21%	0.13%[6]	0.08%[6]
Net investment income	1.14%	1.46%[5]	1.03%	0.57%	0.08%	0.01%
Expense waiver/reimbursement[7]	0.08%	0.09%[5]	0.09%	0.09%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$4,131,257	$3,403,098	$3,054,475	$2,270,120	$4,088,135	$5,295,667
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Represents less than $0.001.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
5	Computed on an annualized basis.
6	The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios were 0.13% and 0.08% for the years ended July 31, 2016 and 2015, respectively, after taking into account these expense reductions.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
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22

Statement of Assets and Liabilities
May 31, 2020
Assets:
Investment in securities, at amortized cost and fair value		$4,442,212,057
Cash		15,036,569
Income receivable		13,916,235
Receivable for investments sold		13,108,889
Receivable for shares sold		2,267,489
TOTAL ASSETS		4,486,541,239
Liabilities:
Payable for investments purchased	$91,496,843
Payable for shares redeemed	3,680,111
Payable for Directors’/Trustees’ fees (Note 5)	1,498
Payable for investment adviser fee (Note 5)	35,397
Payable for administrative fee (Note 5)	28,075
Income distribution payable	349,085
Payable for other service fees (Notes 2 and 5)	2,007
Accrued expenses (Note 5)	159,971
TOTAL LIABILITIES		95,752,987
Net assets for 4,390,617,179 shares outstanding		$4,390,788,252
Net Assets Consist of:
Paid-in capital		$4,390,597,696
Total distributable earnings		190,556
TOTAL NET ASSETS		$4,390,788,252
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Wealth Shares:
$4,131,257,146 ÷ 4,131,096,203 shares outstanding, no par value, unlimited shares authorized		$1.00
Advisor Shares:
$42,185,745 ÷ 42,184,095 shares outstanding, no par value, unlimited shares authorized		$1.00
Service Shares:
$217,345,361 ÷ 217,336,881 shares outstanding, no par value, unlimited shares authorized		$1.00
See Notes which are an integral part of the Financial Statements
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23

Statement of Operations
Year Ended May 31, 2020
Investment Income:
Interest			$52,552,753
Expenses:
Investment adviser fee (Note 5)		$7,738,882
Administrative fee (Note 5)		3,047,786
Custodian fees		121,519
Transfer agent fees		32,803
Directors’/Trustees’ fees (Note 5)		22,445
Auditing fees		23,960
Legal fees		13,687
Portfolio accounting fees		229,270
Other service fees (Notes 2 and 5)		546,414
Share registration costs		248,102
Printing and postage		34,806
Miscellaneous (Note 5)		63,981
TOTAL EXPENSES		12,123,655
Waivers:
Waiver of investment adviser fee (Note 5)	$(3,261,812)
Waiver of other operating expenses (Note 2)	(41)
TOTAL WAIVERS		(3,261,853)
Net expenses			8,861,802
Net investment income			43,690,951
Net realized gain on investments			195,988
Change in net assets resulting from operations			$43,886,939
See Notes which are an integral part of the Financial Statements
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24

Statement of Changes in Net Assets
	Year Ended 5/31/2020	Period Ended 5/31/2019[1]	Year Ended 7/31/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$43,690,951	$44,021,960	$29,755,003
Net realized gain	195,988	155,331	36,537
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	43,886,939	44,177,291	29,791,540
Distributions to Shareholders:
Wealth Shares	(41,635,532)	(41,517,786)	(28,555,763)
Advisor Shares[2]	(220,725)	(20,188)	—
Service Shares	(1,979,395)	(2,537,358)	(1,620,617)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(43,835,652)	(44,075,332)	(30,176,380)
Share Transactions:
Proceeds from sale of shares	7,422,033,123	5,649,625,140	6,647,032,248
Net asset value of shares issued to shareholders in payment of distributions declared	31,491,557	32,178,087	20,886,548
Cost of shares redeemed	(6,684,659,479)	(5,411,898,191)	(5,814,129,823)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	768,865,201	269,905,036	853,788,973
Change in net assets	768,916,488	270,006,995	853,404,133
Net Assets:
Beginning of period	3,621,871,764	3,351,864,769	2,498,460,636
End of period	$4,390,788,252	$3,621,871,764	$3,351,864,769
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
2	Share class commenced on January 18, 2019.
See Notes which are an integral part of the Financial Statements
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25

Notes to Financial Statements
May 31, 2020
1. ORGANIZATION
Money Market Obligations Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 20 portfolios. The financial statements included herein are only those of Federated Tax-Free Obligations Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Wealth Shares, Advisor Shares and Service Shares. The financial highlights of the Advisor Shares and Service Shares are presented separately. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide dividend income exempt from federal regular income tax consistent with stability of principal. Interest income from the Fund’s investments normally will not be subject to the AMT for individuals, and may be subject to state and local taxes.
The Fund operates as a retail money market fund. As a retail money market fund, the Fund: (1) will generally continue to use amortized cost to value its portfolio securities and transact at a stable $1.00 net asset value (NAV); (2) has adopted policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons as required for a retail money market fund by Rule 2a-7 under the Act; and (3) has adopted policies and procedures to impose liquidity fees on redemptions and/or temporary redemption gates in the event that the Fund’s weekly liquid assets were to fall below a designated threshold, if the Fund’s Board of Trustees (the “Trustees”) determine such liquidity fees or redemption gates are in the best interest of the Fund.
Effective January 18, 2019, the Fund’s Advisor Shares commenced operations.
Effective May 31, 2019, the Fund changed its fiscal year end from July 31 to May 31.
Effective on or about June 29, 2020, the name of the Trust and Fund will change to Federated Hermes Money Market Obligations Trust and Federated Hermes Tax-Free Obligations Fund, respectively.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
Securities are valued at amortized cost. Under the amortized cost valuation method, an investment is valued initially at its cost as determined in accordance with GAAP. The Fund then adjusts the amount of interest income accrued each day over the term of the investment to account for any difference between the initial cost of the investment and the amount payable at its maturity. If amortized cost is determined not to approximate fair value, the value of the portfolio securities will be determined in accordance with the
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26

procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
The Trustees have ultimate responsibility for determining the fair value of investments. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value of securities and in overseeing the comparison of amortized cost to market-based value. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of monitoring the relationship of market-based value and amortized cost. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs and assumptions), and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Amortization/accretion of premium and discount is included in investment income. Investment income, realized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers of $3,261,853 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses. The distributions disclosed on the Statement of Changes in Net Assets for the year ended July 31, 2018, were from the following sources:
Net investment income
Wealth Shares	$28,158,996
Service Shares	1,590,490

Net realized gain
Wealth Shares	$396,767
Service Shares	30,127
Undistributed net investment income at July 31, 2018, was $4,847.
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27

Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Wealth Shares, Advisor Shares and Service Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the year ended May 31, 2020, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Waived by Unaffiliated Third Parties
Service Shares	$546,414	$(41)
For the year ended May 31, 2020, the Fund’s Wealth Shares and Advisor Shares did not incur other service fees.
Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the year ended May 31, 2020, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of May 31, 2020, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities are valued at amortized cost in accordance with Rule 2a-7 under the Act.
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Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Wealth Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	6,907,490	$6,907,490	5,296,533	$5,296,533	6,128,610	$6,128,610
Shares issued to shareholders in payment of distributions declared	30,085	30,085	30,481	30,481	20,105	20,105
Shares redeemed	(6,209,464)	(6,209,464)	(4,978,488)	(4,978,488)	(5,364,011)	(5,364,011)
NET CHANGE RESULTING FROM WEALTH SHARE TRANS- ACTIONS	728,111	$728,111	348,526	$348,526	784,704	$784,704

	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Advisor Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	70,846	$70,846	19,133	$19,133	—	$—
Shares issued to shareholders in payment of distributions declared	221	221	20	20	—	—
Shares redeemed	(34,251)	(34,251)	(13,785)	(13,785)	—	—
NET CHANGE RESULTING FROM ADVISOR SHARE TRANSACTIONS	36,816	$36,816	5,368	$5,368	—	$—
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	Year Ended 5/31/2020		Period Ended 5/31/2019[1]		Year Ended 7/31/2018
Service Shares:	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)	Shares (000 omitted)	Amount (000 omitted)
Shares sold	443,697	$443,697	333,959	$333,959	518,422	$518,422
Shares issued to shareholders in payment of distributions declared	1,186	1,186	1,677	1,677	782	782
Shares redeemed	(440,945)	(440,945)	(419,625)	(419,625)	(450,119)	(450,119)
NET CHANGE RESULTING FROM SERVICE SHARE TRANSACTIONS	3,938	$3,938	(83,989)	$(83,989)	69,085	$69,085
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	768,865	$768,865	269,905	$269,905	853,789	$853,789
1	The Fund has changed its fiscal year end from July 31 to May 31. This period represents the ten-month period from August 1, 2018 to May 31, 2019.
4. FEDERAL TAX INFORMATION
The tax character of distributions as reported on the Statement of Changes in Net Assets for the year ended May 31, 2020, the period ended May 31, 2019, and the year ended July 31, 2018, was as follows:
	Year Ended 5/31/2020	Period Ended 5/31/2019	Year Ended 7/31/2018
Tax-exempt income	$43,515,158	$44,022,947	$29,708,020
Ordinary income[1]	$118,017	$33,224	$337,443
Long-term capital gains	$202,477	$19,161	$130,917
1	For tax purposes, short-term capital gain distributions are considered ordinary income distributions.
As of May 31, 2020, the components of distributable earnings on a tax-basis were as follows:
Undistributed tax-exempt income	$168,481
Undistributed ordinary income[2]	$12,030
Undistributed long-term capital gains	$10,045
2	For tax purposes, short-term capital gains are considered ordinary income in determining distributable earnings.
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5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.20% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, the Adviser voluntarily waived $3,261,812 of its fee.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the year ended May 31, 2020, the annualized fee paid to FAS was 0.079% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Other Service Fees
For the year ended May 31, 2020, FSSC received $4,666 of the other service fees disclosed in Note 2.
Expense Limitation
Due to the possibility of changes in market conditions and other factors, there can be no assurance that the level of waivers/reimbursement/reduction of Fund expenses reflected in the financial highlights will be maintained in the future. However, the Adviser and certain of its affiliates (which may include FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund’s Wealth Shares, Advisor Shares and Service Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.21%, 0.21% and 0.46% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) August 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
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Interfund Transactions
During the year ended May 31, 2020, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $2,212,552,000 and $1,867,285,000, respectively. Net realized gain recognized on these transactions was $1,166.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of May 31, 2020, there were no outstanding loans. During the year ended May 31, 2020, the program was not utilized.
7. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
8. FEDERAL TAX INFORMATION (UNAUDITED)
For the year ended May 31, 2020, the amount of long-term capital gains designated by the Fund was $202,477.
For the year ended May 31, 2020, 99.9% of the distributions from net investment income is exempt from federal income tax, other than the federal AMT.
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Report of Independent Registered Public Accounting Firm
To The Board of Trustees of the Money Market Obligations Trust and the Wealth Class Shareholders of Federated Tax-Free Obligations Fund:
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Federated Tax-Free Obligations Fund (the “Fund”), a portfolio of Money Market Obligations Trust, as of May 31, 2020, the related statements of operations for the year then ended and changes in net assets for the year then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018 and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years or periods indicated therein. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of May 31, 2020, the results of its operations for the year then ended, the changes in its net assets for the year then ended, the ten-month period ended May 31, 2019, and the year ended July 31, 2018, and the financial highlights for each of the years or periods indicated therein, in conformity with U.S. generally accepted accounting principles.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
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We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of May 31, 2020, by correspondence with custodians and brokers, or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.
We have served as the auditor of one or more of Federated Hermes investment companies since 2006.
Boston, Massachusetts
July 27, 2020
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from December 1, 2019 to May 31, 2020.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 12/1/2019	Ending Account Value 5/31/2020	Expenses Paid During Period[1]
Actual	$1,000	$1,005.50	$1.05
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.00	$1.06
1	Expenses are equal to the Fund’s Wealth Shares annualized net expense ratio of 0.21%, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half-year period).
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Board of Trustees and Trust Officers
The Board of Trustees is responsible for managing the Trust’s business affairs and for exercising all the Trust’s powers except those reserved for the shareholders. The following tables give information about each Trustee and the senior officers of the Fund. Where required, the tables separately list Trustees who are “interested persons” of the Fund (i.e., “Interested” Trustees) and those who are not (i.e., “Independent” Trustees). Unless otherwise noted, the address of each person listed is 1001 Liberty Avenue, Pittsburgh, PA 15222. The address of all Independent Trustees listed is 4000 Ericsson Drive, Warrendale, PA 15086-7561; Attention: Mutual Fund Board. As of December 31, 2019, the Trust comprised 20 portfolio(s), and the Federated Hermes Fund Family consisted of 41 investment companies (comprising 135 portfolios). Unless otherwise noted, each Officer is elected annually. Unless otherwise noted, each Trustee oversees all portfolios in the Federated Hermes Fund Family and serves for an indefinite term. The Fund’s Statement of Additional Information includes additional information about Trust Trustees and is available, without charge and upon request, by calling 1-800-341-7400.
Interested TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
J. Christopher Donahue* Birth Date: April 11, 1949 President and Trustee Indefinite Term Began serving: April 1989	Principal Occupations: Principal Executive Officer and President of certain of the Funds in the Federated Hermes Fund Family; Director or Trustee of the Funds in the Federated Hermes Fund Family; President, Chief Executive Officer and Director, Federated Hermes, Inc.; Chairman and Trustee, Federated Investment Management Company; Trustee, Federated Investment Counseling; Chairman and Director, Federated Global Investment Management Corp.; Chairman and Trustee, Federated Equity Management Company of Pennsylvania; Trustee, Federated Shareholder Services Company; Director, Federated Services Company.
Previous Positions: President, Federated Investment Counseling; President and Chief Executive Officer, Federated Investment Management Company, Federated Global Investment Management Corp. and Passport Research, Ltd; Chairman, Passport Research, Ltd.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held and Previous Position(s)
Thomas R. Donahue* Birth Date: October 20, 1958 Trustee Indefinite Term Began serving: May 2016	Principal Occupations: Director or Trustee of certain of the funds in the Federated Hermes Fund Family; Chief Financial Officer, Treasurer, Vice President and Assistant Secretary, Federated Hermes, Inc.; Chairman and Trustee, Federated Administrative Services; Chairman and Director, Federated Administrative Services, Inc.; Trustee and Treasurer, Federated Advisory Services Company; Director or Trustee and Treasurer, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, and Federated Investment Management Company; Director, MDTA LLC; Director, Executive Vice President and Assistant Secretary, Federated Securities Corp.; Director or Trustee and Chairman, Federated Services Company and Federated Shareholder Services Company; and Director and President, FII Holdings, Inc.
Previous Positions: Director, Federated Hermes, Inc.; Assistant Secretary, Federated Investment Management Company, Federated Global Investment Management Company and Passport Research, LTD; Treasurer, Passport Research, LTD; Executive Vice President, Federated Securities Corp.; and Treasurer, FII Holdings, Inc.
*	Family relationships and reasons for “interested” status: J. Christopher Donahue and Thomas R. Donahue are brothers. Both are “interested” due to their beneficial ownership of shares of Federated Hermes, Inc. and the positions they hold with Federated Hermes, Inc. and its subsidiaries.
INDEPENDENT TRUSTEES Background
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John T. Collins Birth Date: January 24, 1947 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; formerly, Chairman and CEO, The Collins Group, Inc. (a private equity firm) (Retired).
Other Directorships Held: Director, Chairman of the Compensation Committee, KLX Energy Services Holdings, Inc. (oilfield services); former Director of KLX Corp. (aerospace).
Qualifications: Mr. Collins has served in several business and financial management roles and directorship positions throughout his career. Mr. Collins previously served as Chairman and CEO of The Collins Group, Inc. (a private equity firm) and as a Director of KLX Corp. Mr. Collins serves as Chairman Emeriti, Bentley University. Mr. Collins previously served as Director and Audit Committee Member, Bank of America Corp.; Director, FleetBoston Financial Corp.; and Director, Beth Israel Deaconess Medical Center (Harvard University Affiliate Hospital).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
G. Thomas Hough Birth Date: February 28, 1955 Trustee Indefinite Term Began serving: August 2015	Principal Occupations: Director or Trustee, Chair of the Audit Committee of the Federated Hermes Fund Family; formerly, Vice Chair, Ernst & Young LLP (public accounting firm) (Retired).
Other Directorships Held: Director, Chair of the Audit Committee, Equifax, Inc.; Director, Member of the Audit Committee, Haverty Furniture Companies, Inc.; formerly, Director, Member of Governance and Compensation Committees, Publix Super Markets, Inc.
Qualifications: Mr. Hough has served in accounting, business management and directorship positions throughout his career. Mr. Hough most recently held the position of Americas Vice Chair of Assurance with Ernst & Young LLP (public accounting firm). Mr. Hough serves on the President’s Cabinet and Business School Board of Visitors for the University of Alabama. Mr. Hough previously served on the Business School Board of Visitors for Wake Forest University, and he previously served as an Executive Committee member of the United States Golf Association.
Maureen Lally-Green Birth Date: July 5, 1949 Trustee Indefinite Term Began serving: August 2009	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Adjunct Professor of Law, Duquesne University School of Law; formerly, Dean of the Duquesne University School of Law and Professor of Law and Interim Dean of the Duquesne University School of Law; formerly, Associate General Secretary and Director, Office of Church Relations, Diocese of Pittsburgh.
Other Directorships Held: Director, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Qualifications: Judge Lally-Green has served in various legal and business roles and directorship positions throughout her career. Judge Lally-Green previously held the position of Dean of the School of Law of Duquesne University (as well as Interim Dean). Judge Lally-Green previously served as a member of the Superior Court of Pennsylvania and as a Professor of Law, Duquesne University School of Law. Judge Lally-Green was appointed by the Supreme Court of Pennsylvania to serve on the Supreme Court’s Board of Continuing Judicial Education and the Supreme Court’s Appellate Court Procedural Rules Committee. Judge Lally-Green also currently holds the positions on not for profit or for profit boards of directors as follows: Director and Chair, UPMC Mercy Hospital; Director and Vice Chair, Our Campaign for the Church Alive!, Inc.; Regent, Saint Vincent Seminary; Member, Pennsylvania State Board of Education (public); Director, Catholic Charities, Pittsburgh; and Director CNX Resources Corporation (formerly known as CONSOL Energy Inc.). Judge Lally-Green has held the positions of: Director, Auberle; Director, Epilepsy Foundation of Western and Central Pennsylvania; Director, Ireland Institute of Pittsburgh; Director, Saint Thomas More Society; Director and Chair, Catholic High Schools of the Diocese of Pittsburgh, Inc.; Director, Pennsylvania Bar Institute; Director, St. Vincent College; and Director and Chair, North Catholic High School, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
Charles F. Mansfield, Jr. Birth Date: April 10, 1945 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant and Author.
Other Directorships Held: None.
Qualifications: Mr. Mansfield has served as a Marine Corps officer and in several banking, business management, educational roles and directorship positions throughout his long career. He remains active as a Management Consultant and Author.
Thomas M. O’Neill Birth Date: June 14, 1951 Trustee Indefinite Term Began serving: August 2006	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Sole Proprietor, Navigator Management Company (investment and strategic consulting).
Other Directorships Held: None.
Qualifications: Mr. O’Neill has served in several business, mutual fund and financial management roles and directorship positions throughout his career. Mr. O’Neill serves as Director, Medicines for Humanity and Director, The Golisano Children’s Museum of Naples, Florida. Mr. O’Neill previously served as Chief Executive Officer and President, Managing Director and Chief Investment Officer, Fleet Investment Advisors; President and Chief Executive Officer, Aeltus Investment Management, Inc.; General Partner, Hellman, Jordan Management Co., Boston, MA; Chief Investment Officer, The Putnam Companies, Boston, MA; Credit Analyst and Lending Officer, Fleet Bank; Director and Consultant, EZE Castle Software (investment order management software); and Director, Midway Pacific (lumber).
P. Jerome Richey Birth Date: February 23, 1949 Trustee Indefinite Term Began serving: September 2013	Principal Occupations: Director or Trustee of the Federated Hermes Fund Family; Management Consultant; Retired; formerly, Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh and Executive Vice President and Chief Legal Officer, CNX Resources Corporation (formerly known as CONSOL Energy Inc.).
Other Directorships Held: None.
Qualifications: Mr. Richey has served in several business and legal management roles and directorship positions throughout his career. Mr. Richey most recently held the positions of Senior Vice Chancellor and Chief Legal Officer, University of Pittsburgh. Mr. Richey previously served as Chairman of the Board, Epilepsy Foundation of Western Pennsylvania and Chairman of the Board, World Affairs Council of Pittsburgh. Mr. Richey previously served as Chief Legal Officer and Executive Vice President, CNX Resources Corporation (formerly known as CONSOL Energy Inc.); and Board Member, Ethics Counsel and Shareholder, Buchanan Ingersoll & Rooney PC (a law firm).
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years, Other Directorships Held, Previous Position(s) and Qualifications
John S. Walsh Birth Date: November 28, 1957 Trustee Indefinite Term Began serving: January 1999	Principal Occupations: Director or Trustee, and Chair of the Board of Directors or Trustees, of the Federated Hermes Fund Family; President and Director, Heat Wagon, Inc. (manufacturer of construction temporary heaters); President and Director, Manufacturers Products, Inc. (distributor of portable construction heaters); President, Portable Heater Parts, a division of Manufacturers Products, Inc.
Other Directorships Held: None.
Qualifications: Mr. Walsh has served in several business management roles and directorship positions throughout his career. Mr. Walsh previously served as Vice President, Walsh & Kelly, Inc. (paving contractors).
OFFICERS
Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Lori A. Hensler Birth Date: January 6, 1967 TREASURER Officer since: April 2013	Principal Occupations: Principal Financial Officer and Treasurer of the Federated Hermes Fund Family; Senior Vice President, Federated Administrative Services; Financial and Operations Principal for Federated Securities Corp. and Edgewood Services, Inc.; and Assistant Treasurer, Federated Investors Trust Company. Ms. Hensler has received the Certified Public Accountant designation.
Previous Positions: Controller of Federated Hermes, Inc.; Senior Vice President and Assistant Treasurer, Federated Investors Management Company; Treasurer, Federated Investors Trust Company; Assistant Treasurer, Federated Administrative Services, Federated Administrative Services, Inc., Federated Securities Corp., Edgewood Services, Inc., Federated Advisory Services Company, Federated Equity Management Company of Pennsylvania, Federated Global Investment Management Corp., Federated Investment Counseling, Federated Investment Management Company, Passport Research, Ltd., and Federated MDTA, LLC; Financial and Operations Principal for Federated Securities Corp., Edgewood Services, Inc. and Southpointe Distribution Services, Inc.
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Name Birth Date Positions Held with Trust Date Service Began	Principal Occupation(s) for Past Five Years and Previous Position(s)
Peter J. Germain Birth Date: September 3, 1959 CHIEF LEGAL OFFICER, SECRETARY and EXECUTIVE VICE PRESIDENT Officer since: January 2005	Principal Occupations: Mr. Germain is Chief Legal Officer, Secretary and Executive Vice President of the Federated Hermes Fund Family. He is General Counsel, Chief Legal Officer, Secretary and Executive Vice President, Federated Hermes, Inc.; Trustee and Senior Vice President, Federated Investors Management Company; Trustee and President, Federated Administrative Services; Director and President, Federated Administrative Services, Inc.; Director and Vice President, Federated Securities Corp.; Director and Secretary, Federated Private Asset Management, Inc.; Secretary, Federated Shareholder Services Company; and Secretary, Retirement Plan Service Company of America. Mr. Germain joined Federated Hermes in 1984 and is a member of the Pennsylvania Bar Association.
Previous Positions: Deputy General Counsel, Special Counsel, Managing Director of Mutual Fund Services, Federated Hermes, Inc.; Senior Vice President, Federated Services Company; and Senior Corporate Counsel, Federated Hermes, Inc.
Stephen Van Meter Birth Date: June 5, 1975 CHIEF COMPLIANCE OFFICER AND SENIOR VICE PRESIDENT Officer since: July 2015	Principal Occupations: Senior Vice President and Chief Compliance Officer of the Federated Hermes Fund Family; Vice President and Chief Compliance Officer of Federated Hermes, Inc. and Chief Compliance Officer of certain of its subsidiaries. Mr. Van Meter joined Federated Hermes, Inc. in October 2011. He holds FINRA licenses under Series 3, 7, 24 and 66.
Previous Positions: Mr. Van Meter previously held the position of Compliance Operating Officer, Federated Hermes, Inc. Prior to joining Federated Hermes, Inc., Mr. Van Meter served at the United States Securities and Exchange Commission in the positions of Senior Counsel, Office of Chief Counsel, Division of Investment Management and Senior Counsel, Division of Enforcement.
Deborah A. Cunningham Birth Date: September 15, 1959 CHIEF INVESTMENT OFFICER Officer since: May 2004	Principal Occupations: Deborah A. Cunningham was named Chief Investment Officer of Federated Hermes’ money market products in 2004. She joined Federated Hermes in 1981 and has been a Senior Portfolio Manager since 1997 and an Executive Vice President of the Fund’s Adviser since 2009. Ms. Cunningham has received the Chartered Financial Analyst designation and holds an M.S.B.A. in Finance from Robert Morris College.
Mary Jo Ochson Birth Date: September 12, 1953 CHIEF INVESTMENT OFFICER Officer since: May 2004 Portfolio Manager since: December 1989	Principal Occupations: Mary Jo Ochson has been the Fund’s Portfolio Manager since December 1989. Ms. Ochson was named Chief Investment Officer of Federated’s tax-exempt fixed-income products in 2004 and Chief Investment Officer of Federated’s Tax-Free Money Markets in 2010. She joined Federated in 1982 and has been a Senior Portfolio Manager and a Senior Vice President of the Fund’s Adviser since 1996. Ms. Ochson has received the Chartered Financial Analyst designation and holds an M.B.A. in Finance from the University of Pittsburgh.

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Evaluation and Approval of Advisory Contract–May 2020
Federated Tax-Free Obligations Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES TAX-FREE OBLIGATIONS FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Trustees (the “Board”), including a majority of those Trustees who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Trustees”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Trustees, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Trustees. At the request of the Independent Trustees, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Trustees encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Trustees deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings throughout the year
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and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
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compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Trustees were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Trustees met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Trustees and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by iMoneyNet, an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful, though not conclusive, in
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evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
For the one-year period ended December 31, 2019, the Fund’s performance was above the median of the relevant Performance Peer Group. The Board also considered the relatively tight dispersion of performance data with respect to the Fund and its Performance Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by iMoneyNet (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall iMoneyNet category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall iMoneyNet category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
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order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
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services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
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with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of each month on “Form N-MFP.” Form N-MFP is available on the SEC’s website at sec.gov. You may access Form N-MFP via the link to the Fund and share class name at FederatedInvestors.com.
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You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
Federated Tax-Free Obligations Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 60934N401
39006 (7/20)
© 2020 Federated Hermes, Inc.

Item 2.	Code of Ethics

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics (the "Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers") that applies to the registrant's Principal Executive Officer and Principal Financial Officer; the registrant's Principal Financial Officer also serves as the Principal Accounting Officer.

(c) There was no amendment to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(d) There was no waiver granted, either actual or implicit, from a provision to the registrant’s code of ethics described in Item 2(a) above during the period covered by the report.

(e) Not Applicable

(f)(3) The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, contact the registrant at 1-800-341-7400, and ask for a copy of the Section 406 Standards for Investment Companies - Ethical Standards for Principal Executive and Financial Officers.

Item 3. Audit Committee Financial Expert

The registrant's Board has determined that each of the following members of the Board's Audit Committee is an “audit committee financial expert,” and is "independent," for purposes of this Item:   John T. Collins, G. Thomas Hough and Thomas M. O'Neill.

Item 4.	Principal Accountant Fees and Services

(a)       Audit Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $454,980

Fiscal period ended 2019 - $216,220

(b)       Audit-Related Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $0

Fiscal period ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $8,935 and $0 respectively. Fiscal year ended 2020- Audit consent fees for N-14 merger document.

(c)        Tax Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $0

Fiscal period ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(d)       All Other Fees billed to the registrant for the two most recent fiscal periods:

Fiscal year ended 2020 - $0

Fiscal period ended 2019 - $0

Amount requiring approval of the registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, $0 and $0 respectively.

(e)(1) Audit Committee Policies regarding Pre-approval of Services.

The Audit Committee is required to pre-approve audit and non-audit services performed by the independent auditor in order to assure that the provision of such services do not impair the auditor’s independence. Unless a type of service to be provided by the independent auditor has received general pre-approval, it will require specific pre-approval by the Audit Committee. Any proposed services exceeding pre-approved cost levels will require specific pre-approval by the Audit Committee.

Certain services have the general pre-approval of the Audit Committee. The term of the general pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The Audit Committee will annually review the services that may be provided by the independent auditor without obtaining specific pre-approval from the Audit Committee and may grant general pre-approval for such services. The Audit Committee will revise the list of general pre-approved services from time to time, based on subsequent determinations. The Audit Committee will not delegate to management its responsibilities to pre-approve services performed by the independent auditor.

The Audit Committee has delegated pre-approval authority to its Chairman for services that do not exceed a specified dollar threshold. The Chairman or Chief Audit Executive will report any such pre-approval decisions to the Audit Committee at its next scheduled meeting. The Committee will designate another member with such pre-approval authority when the Chairman is unavailable.

AUDIT SERVICES

The annual Audit services engagement terms and fees will be subject to the specific pre-approval of the Audit Committee. The Audit Committee will approve, if necessary, any changes in terms, conditions and fees resulting from changes in audit scope, registered investment company (RIC) structure or other matters.

In addition to the annual Audit services engagement specifically approved by the Audit Committee, the Audit Committee may grant general pre-approval for other Audit services, which are those services that only the independent auditor reasonably can provide. The Audit Committee has pre-approved certain Audit services; with limited exception, all other audit services must be specifically pre-approved by the Audit Committee.

AUDIT-RELATED SERVICES

Audit-related services are assurance and related services that are reasonably related to the performance of the audit or review of the RIC’s financial statements or that are traditionally performed by the independent auditor. The Audit Committee believes that the provision of Audit-related services does not impair the independence of the auditor, and has pre-approved certain audit-related services; all other audit-related services must be specifically pre-approved by the Audit Committee.

TAX SERVICES

The Audit Committee believes that the independent auditor can provide Tax services to the RIC such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the independent auditor in connection with a transaction initially recommended by the independent auditor, the purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee has pre-approved certain Tax services; with limited exception, all tax services involving large and complex transactions must be specifically pre-approved by the Audit Committee.

ALL OTHER SERVICES

With respect to the provision of permissible services other than audit, review or attest services the pre-approval requirement is waived if:

(1)	With respect to such services rendered to the Funds, the aggregate amount of all such services provided constitutes no more than five percent of the total amount of revenues paid by the audit client to its accountant during the fiscal year in which the services are provided; and,

(2)	With respect to such services rendered to the Fund’s investment adviser and any entity controlling, controlled by to under common control with the investment adviser such as affiliated non-U.S. and U.S. funds not under the Audit Committee’s purview and which do not fall within a category of service which has been determined by the Audit Committee not to have a direct impact on the operations or financial reporting of the RIC, the aggregate amount of all services provided constitutes no more than five percent of the total amount of revenues paid to the RIC’s auditor by the RIC, its investment adviser and any entity controlling, controlled by, or under common control with the investment adviser during the fiscal year in which the services are provided; and

(3)	Such services were not recognized by the issuer or RIC at the time of the engagement to be non-audit services; and

(4)	Such services are promptly brought to the attention of the Audit Committee and approved prior to the completion of the audit by the Audit Committee or by one or more members of the Audit Committee who are members of the Board of Directors to whom authority to grant such approvals has been delegated by the Audit Committee.

The Audit Committee may grant general pre-approval to those permissible non-audit services which qualify for pre-approval and which it believes are routine and recurring services, and would not impair the independence of the auditor.

The SEC’s rules and relevant guidance should be consulted to determine the precise definitions of these services and applicability of exceptions to certain of the prohibitions.

PRE-APPROVAL FEE LEVELS

Pre-approval fee levels for all services to be provided by the independent auditor will be established annually by the Audit Committee. Any proposed services exceeding these levels will require specific pre-approval by the Audit Committee.

PROCEDURES

Requests or applications to provide services that require specific approval by the Audit Committee will be submitted to the Audit Committee by the Fund’s Principal Accounting Officer and/or the Chief Audit Executive of Federated Hermes, Inc., only after those individuals have determined that the request or application is consistent with the SEC’s rules on auditor independence.

(e)(2) Percentage of services identified in items 4(b) through 4(d) that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

4(b)

Fiscal year ended 2020 – 0%

Fiscal period ended 2019 - 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(c)

Fiscal year ended 2020 – 0%

Fiscal period ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

4(d)

Fiscal year ended 2020 – 0%

Fiscal period ended 2019 – 0%

Percentage of services provided to the registrants investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were approved by the registrants audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X, 0% and 0% respectively.

(f)	NA

(g)	Non-Audit Fees billed to the registrant, the registrant’s investment adviser, and certain entities controlling, controlled by or under common control with the investment adviser:

Fiscal year ended 2020 - $231,361

Fiscal period ended 2019 - $562,869

(h)	The registrant’s Audit Committee has considered that the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The registrant’s management and Audit Committee continue to believe that the registrant’s registered public accounting firms, Ernst & Young LLP (“EY”) and KPMG LLP (“KPMG”) (as applicable, “EY/KPMG”), have the ability to exercise objective and impartial judgment on all issues encompassed within their audit services. EY/KPMG is required to make a determination that it satisfies certain independence requirements under the federal securities laws. Like other registrants, there is a risk that activities or relationships of EY/KPMG, or its partners or employees, can prevent a determination from being made that it satisfies such independence requirements with respect to the registrant, which could render it ineligible to serve as the registrant’s independent public accountant.

In their respective required communications to the Audit Committee of the registrant’s Board, EY/KPMG informed the Audit Committee that EY/KPMG and/or covered person professionals within EY/KPMG maintain lending relationships with certain owners of greater than 10% of the shares of certain investment companies within the “investment company complex” as defined under Rule 2-01(f)(14) of Regulation S-X, which are affiliates of the registrant. EY/KPMG has advised the Audit Committee that these lending relationships implicate Rule 2-01(c)(1)(ii)(A) of Regulation S-X (referred to as the “Loan Rule”). The Loan Rule prohibits an independent public accountant, or covered person professionals at such firm, from having a financial relationship (such as a loan) with a lender that is a record or beneficial owner of more than 10% of an audit client’s equity securities. For purposes of the Loan Rule, audit clients include the registrant, as well as all registered investment companies advised by advisory subsidiaries of Federated Hermes, Inc., the Adviser (for which EY serves as independent public accountant), and their respective affiliates (collectively, the “Federated Hermes Fund Complex”).

EY/KPMG informed the Audit Committee that EY/KPMG believes that these lending relationships described above do not and will not impair EY/KPMG’s ability to exercise objective and impartial judgment in connection with financial statement audits of their respective funds of the registrant and a reasonable investor with knowledge of all relevant facts and circumstances would conclude that EY/KPMG has been and is capable of objective and impartial judgment on all issues encompassed within EY/KPMG’s audits.

On June 20, 2016, the Division of Investment Management of the Securities and Exchange Commission (“SEC”) issued a no-action letter to another mutual fund complex (see Fidelity Management & Research Company et al., No-Action Letter) related to similar Loan Rule matters as those described above (the “Letter”). In the Letter, the SEC Staff confirmed that it would not recommend enforcement action against an investment company that relied on the audit services performed by an independent public accountant where the Loan Rule was implicated in certain specified circumstances provided that: (1) the auditor has complied with PCAOB Rule 3526(b)(1) and 3526(b)(2); (2) the Loan Rule is implicated because of lending relationships; and (3) notwithstanding such lending relationships that implicate the Loan Rule, the auditor has concluded that it is objective and impartial with respect to the issues encompassed within its engagement as auditor of the funds. The circumstances described in the Letter are substantially similar to the circumstances that implicated the Loan Rule with respect to EY/KPMG and the registrant. On September 22, 2017, the SEC extended the expiration of the Letter until the effectiveness of any amendments to the Loan Rule designed to address the concerns in the Letter. On June 18, 2019, the SEC adopted amendments (effective October 3, 2019) to the Loan Rule, which, refocus the analysis that must be conducted to determine whether an auditor is independent when the auditor has a lending relationship with certain shareholders of an audit client at any time during an audit or professional engagement period.

If it were to be determined that, with respect to the Loan Rule, the relief available under the Letter was improperly relied upon, or that the independence requirements under the federal securities laws were not complied with regarding the registrant, for certain periods, and/or given the implication of the Investment Rule for certain periods, any of the registrant’s filings with the SEC which contain financial statements of the registrant for such periods may be determined not to be consistent with or comply with applicable federal securities laws, the registrant’s ability to offer shares under its current registration statement may be impacted, and certain financial reporting and/or other covenants with, and representations and warranties to, the registrant’s lender under its committed line of credit may be impacted. Such events could have a material adverse effect on the registrant and the Federated Hermes Fund Complex.

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Money Market Obligations Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 27, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date July 27, 2020

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date July 27, 2020